Annual Report as of
September 30, 1999


SEI INSTITUTIONAL
MANAGED TRUST



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Large Cap Value
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Large Cap Growth
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Tax-Managed Large Cap
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Small Cap Value
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Small Cap Growth
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Mid-Cap
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Capital Appreciation
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Equity Income
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Balanced
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Core Fixed Income
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High Yield Bond
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SEI Investments

The art of people.
The science of results.


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TABLE OF CONTENTS
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Management's Discussion and Analysis of
    Fund Performance......................................    1
Report of Independent Accountants.........................   16
Statements of Net Assets
   /Schedules of Investments..............................   17
Statement of Assets and Liabilities.......................   72
Statements of Operations..................................   73
Statements of Changes in Net Assets.......................   75
Financial Highlights......................................   77
Notes to Financial Statements.............................   80

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

                              Large Cap Value Fund

                 Adviser--SEI Investments Management Corporation
                     Sub-Advisers--Mellon Equity Associates
                                   Sanford C. Bernstein
                                   LSV Asset Management
OBJECTIVE
      The Fund seeks to provide long-term growth of capital and income.

STRATEGY
      With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire large cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its three sub-advisers, each of whom has responsibility for stock selection for its respective assets under management.
      Through various investment approaches, each sub-adviser contributes a unique expertise or substyle to the Fund. LSV Asset Management invests in companies trading at deep discounts to their intrinsic value. Mellon Equity Associates invests primarily in large cap value stocks that are representative of the market. Sanford C. Bernstein incorporates intensive fundamental research to invest in undervalued stocks where there is a relationship between the current price, its future earnings power and dividend producing capability.
      Each of the aforementioned sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

ANALYSIS
      The Large Cap Value Fund posted a 17.1% return for the fiscal year ended September 30, 1999 as a result of continued moderate inflation in the United States, a resurgence of global economies which lifted commodity prices, and controls on the production of oil.
      Even within the Value area of the marketplace there was still a heavy appetite for technology oriented names, which lead performance for the year. The traditional slow growth industry of telephones was bolstered by a spate of mergers and broadening out of product lines to satisfy the need for bandwidth driven by the proliferation of the Internet. Financial service names were somewhat bolstered by ongoing moderate inflation and continued mergers. Basic industries and commodities rebounded from lows as the global economy improved and OPEC instituted oil production constraints.
      The Fund performed relatively in line with the benchmark for the year benefiting from strong stock selection, which offset weak performance from industry exposures. Strong stock selection was centered within the banking and finance industries. An overweight to retail and underweight to telephone stocks caused performance to lag.


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                                 LARGE CAP VALUE
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                          AVERAGE ANNUAL TOTAL RETURN(1)
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                       One Year         Annualized           Annualized
                        Return        3 Year Return       Inception to Date
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                         17.13%           18.51%                20.18%
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Comparison of Change in the Value of a $10,000 Investment in the Large Cap Value
Fund, versus the Frank Russell 1000 Value Index, the S&P 500 Composite Index, and the S&P 500/BARRA Value Index


In the printed version, a line graph appears which depicts the following plot points:

               Large Cap         Frank Russell          S&P 500/
             Growth Fund       1000 Growth Index    BARRA Growth Index
             -----------       -----------------    ------------------
12/31/94        10,000              10,000                10,000
    9/95        12,751              13,123                13,079
    9/96        15,377              15,931                15,964
    9/97        22,196              21,714                22,586
    9/98        24,049              24,124                26,690
    9/99        33,126              32,532                35,602

(1)For the period ended 9/30/99. Past performance is not predictive of future performance. The performance indicated above begins on October 3, 1994 at which time Mellon Equity Associates acted as investment adviser to the Fund. Previous periods during which the Fund was advised by another investment adviser are not shown.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

                              Large Cap Growth Fund
                 Adviser--SEI Investments Management Corporation
                 Sub-Advisers--Alliance Capital Management, L.P.
                               TCW Funds Management Inc.
                               Provident Investment Counsel
OBJECTIVE
      The investment objective of the Large Cap Growth Fund is capital appreciation.

STRATEGY
      With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire large cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management.
      Through various investment approaches, each sub-adviser contributes a unique expertise or sub-style to the Fund. Alliance Capital Management, L.P. invests in large cap growth stocks that are representative of the market. TCW Funds Management Inc. invests bottom-up primarily in large-cap growth stocks while assessing the operating prospects of each prospective holding. Provident Investment Counsel invests primarily in mid-cap and large-cap stocks which are expected to demonstrate very high long term earnings growth. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

ANALYSIS
      The Large Cap Growth Fund posted a return of 37.7% for the fiscal year ended September 30, 1999 as this sector once again dominated the performance of the broad domestic equity market driven by continued strong corporate profits, moderate inflation and a relatively calm international landscape.
      Returns were driven by the largest technology names in the index, especially those who derive benefit from the proliferation of the Internet. This area of the market significantly exceeded the performance of smaller companies and the value sector of the market. Performance across individual securities was highly variable for the year with companies in slower growth industries experiencing moderate returns and those that failed to meet analyst expectations punished severely.
      The Fund's return relative to the market was attributable to both individual security selection as well as industry and style exposures. Strong stock selection was experienced in the miscellaneous finance area, where companies derived strong revenue growth from Internet trading, and the business services industry. From an industry perspective the Fund's active bet to underweight the more slowly growing drugs and food industries proved to be positive.
      The underlying manager structure remained constant during the year. Fund risk continues to be driven almost exclusively by stock specific issues, with industry and style exposures making up the residual.

2

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                                LARGE CAP GROWTH
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                          AVERAGE ANNUAL TOTAL RETURN(1)
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                             One Year      Annualized          Annualized
                              Return      3 Year Return      Inception to Date
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                               37.74%         29.15%              28.66%
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Comparison of Change in the Value of a $10,000 Investment in the Large Cap
Growth Fund, versus the Frank Russell 1000 Growth Index, and the S&P 500/BARRA Growth Index

In the printed version, a line graph appears which depicts the following plot points:


               Large Cap            Frank Russell                S&P 500/
              Growth Fund         1000 Growth Index         BARRA Growth Index
              -----------         -----------------         ------------------
12/31/94         10,000                 10,000                    10,000
    9/95         12,751                 13,123                    13,079
    9/96         15,377                 15,931                    15,964
    9/97         22,196                 21,714                    22,586
    9/98         24,049                 24,124                    26,690
    9/99         33,126                 32,532                    35,602

(1) For the period ended 9/30/99. Past performance of the Fund is not predictive of future performance. Shares of the Fund were offset beginning 12/20/94.

                                Tax-Managed Large
                                    Cap Fund

                 Adviser--SEI Investments Management Corporation
                 Sub-Adviser--Alliance Capital Management, L.P.
                              Mellon Equity Associates
                              Sanford C. Bernstein & Company, Inc.

OBJECTIVE
      The investment objective of the Tax-Managed Large Cap Fund is to achieve high long-term after-tax returns for its shareholders.

STRATEGY
      With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire U.S. large cap market, adding value through stock selection in a tax-aware framework while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management.
      Through various investment approaches, each sub-adviser contributes a unique expertise to the Fund. Alliance Capital Management, L.P. invests in the large cap growth area of the market employing tax-aware trading techniques. Sanford C. Bernstein and Company, Inc. invests in the large-cap value area of the market utilizing a sophisticated tax-aware optimizer to manage after-tax return and risk exposures. Mellon Equity Associates invests in both value and growth large-cap stocks through a quantitative process and aggressively harvests tax-losses in the portfolio. Each of the aforementioned managers is weighted to minimize uncompensated style and industry risks relative to a broad-based large cap benchmark.

ANALYSIS
      The Tax-Managed Large Cap Fund returned 32.6% for the period ended September 30, 1999. The domestic equity marketplace, and large cap stocks in particular, benefited from continued domestic economic prosperity and strengthening foreign economies particularly centered in Asia. Against this backdrop and with the Fed lowering rates late last year, large cap companies as a whole produced better than expected growth.
      Once again growth stocks outperformed large cap, driven in large part by the technology sector which has benefited from the proliferation of the Internet. On the value side low rates and a strong economy helped financials produce positive returns. One area of the marketplace which experienced a resurgence after being maligned for some time was the basic industry and commodity sector. This was driven by increased demand globally as well as OPEC led oil production limitations.

                                                                               3
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MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
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SEI Institutional Managed Trust -- September 30, 1999

      The Fund experienced impressive relative performance during the quarter on both a pre- and post-tax basis. Fund outperformance can be attributed to both strong stock selection and relative industry exposures. Specific stocks which helped performance were spread across industries and included such market leaders as Cisco Systems, Microsoft, Dow Chemical, Solectron and Morgan Stanley Dean Witter.
      The current Fund is well positioned to exploit the strong global economy and looming higher interest rates. The broad diversification and careful risk control should help to moderate market volatility. The Fund continues to target a style neutral position to the Russell 1000 Index that controls unnecessary risk and puts the focus on stock selection from the specialist sub-advisers who evaluate all Fund transactions in a tax-sensitive manner.

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                              Tax-Managed Large Cap
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                          AVERAGE ANNUAL TOTAL RETURN(1)
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                                      One Year          Annualized
                                       Return        Inception to Date
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                                       32.60%            16.73%
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Comparison of Change in the Value of a $10,000 Investment in the Tax-Managed
Large Cap Fund, versus the Frank Russell 1000 Index

In the printed version, a line graph appears which depicts the following plot points:

                            Tax-Managed                    Frank Russell
                           Large Cap Fund                   1000 Index
                           --------------                   ----------
3/31/98                        10,000                         10,000
   9/98                         9,151                          9,193
   9/99                        12,134                         11,673

(1) For the period ended 9/30/99. Past performance of the Fund is not predictive of future performance. Shares of the Fund were offered beginning 3/4/98.

                              Small Cap Value Fund
                 Adviser--SEI Investments Management Corporation
               Sub-Advisers--Artisan Partners Limited Partnership
                             Boston Partners Asset Management
                             LSVAsset Management
                             Mellon EquityAssociates
                             Security Capital Inc., Global Capital
                             Management Group Inc.

OBJECTIVE
      The Small Cap Value Fund seeks to provide capital appreciation.

STRATEGY
      With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire small cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Value Fund is jointly sub-advised by five investment managers. Assets of the Fund are strategically allocated among its five sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.
      Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. Using a bottom-up process, Artisan Partners Limited Partnership seeks to identify companies which are currently trading below the intrinsic value of the business that have little or no institutional following. Boston Partners Asset Management, L.P. combines quantitative and fundamental approaches to identify a company's fundamental worth. LSV Asset Management invests in companies trading at deep discounts to their intrinsic value that have exhibited some catalyst to turn

4

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around performance. Mellon Equity Associates adheres to a tightly risk-controlled philosophy that focuses on stock selection while maintaining portfolio characteristics very close to that of the Russell 2000 Value Index. Security Capital is a Real Estate Investment Trust specialist seeking out publicly traded real estate investment opportunities that provide an attractive valuation to growth relationship. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.

ANALYSIS
      The Small Cap Value Fund posted a 4.5% return for the fiscal year ended September 30, 1999. There were some changes in the Fund over the fiscal year. First, 1838 Investment Advisers was terminated in June due to style related issues, they were replaced by Artisan Partners, whose deep value orientation improved the risk characteristics of the fund. Second, Security Capital was added to the fund in September to improve the structure of the fund by eliminating a persistent underweight to REIT's in the fund. Both of these changes brought the funds characteristics closer in line to the Russell 2000 Value.
      Small cap value stocks lagged their growth brethren as investors disregarded relative valuations and invested heavily in Internet related names. During most of the year assets flowed out of small cap value area of the market into larger and more growth oriented names, which stunted returns. Continued domestic economic prosperity and moderate inflation allowed for better than expected earnings growth in many of the small cap value names. Returns across industries were widely different for the year as technology oriented issues performed well and commodity oriented names experienced extremely volatile performance.
      The Fund experienced strong stock selection and moderate outperformance from industry weightings. In particular, strong stock selection was experienced in the business services, construction, railroad and travel industries. From an industry perspective the funds active underweight to interest sensitive stocks, particularly in the banking industry, contributed positively. An underweight to the electronics industry moderately detracted from performance.
      The Fund continues to be positioned to capture the opportunities in the small cap value area of the market under a variety of market conditions. To this end, the Fund targets a style neutral position relative to the Russell 2000 Value Index to control unnecessary risks and put the focus on stock selection from the specialist sub-advisers.

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                                 SMALL CAP VALUE
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                          AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                            One Year       Annualized            Annualized
                             Return       3 Year Return      Inception to Date
--------------------------------------------------------------------------------
                              4.47%           9.89%               13.05%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Small Cap Value Fund, versus the Frank Russell 2000 Value Index

In the printed version, a line graph appears which depicts the following plot points:

                     Small Cap            Frank Russell
                    Value Fund           2000 Value Index
                    ----------           ----------------
12/31/94              10,000                  10,000
    9/95              11,889                  12,219
    9/96              13,180                  13,866
    9/97              19,396                  19,780
    9/98              16,742                  17,250
    9/99              17,491                  18,255

(1) For the period ended 9/30/99. Past performance is not predictive of future performance. Shares of the Fund were offered beginning 12/20/94.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

                              Small Cap Growth Fund
                 Adviser--SEI Investments Management Corporation
                  Sub-Advisers--Furman Selz Capital Management
                                Nicholas-Applegate Capital Management
                                RS Investment Management
                                Wall Street Associates
                                Sawgrass Asset Management

OBJECTIVE
      The Small Cap Growth Fund seeks to provide long-term capital appreciation.

STRATEGY
      With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire small cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Small Cap Growth Fund is jointly sub-advised by five investment managers. Assets of the Fund are strategically allocated among its five sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.
      Through various investment approaches, each sub-adviser contributes a particular expertise or sub-style to the Fund. Furman Selz Capital Management invests primarily in stocks exhibiting relative price strength trading at attractive valuations. Nicholas-Applegate Capital Management screens stocks for high and accelerated earnings growth and then selects those with attractive current prices relative to sustainable cash flow. RS Investment Management pursues an investment strategy that focuses on emerging growth companies that exhibit very high revenue growth. Wall Street Associates seeks out micro-cap stocks with long-term earnings growth potential. Sawgrass Asset Management seeks to invest in companies that exhibit reasonable relative valuations, strong earnings momentum and rising analyst expectations. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.

ANALYSIS
      The Small Cap Growth Fund Class D
posted a 54.6% return for the fiscal year ended September 30, 1999. There were some changes in the Fund over the fiscal year as Spyglass Asset Management was terminated due to organizational concerns and performance issues. Sawgrass Asset Management was added to the fund in the same time period to provide a unique sub-style to the portfolio. This transition provided greater valuation sensitivity to the portfolio while maintaining the growth characteristics in line with the Russell 2000 Growth Index.
      Small cap growth stocks were the second best performing style in the U.S. equity marketplace for fiscal year 1999. Returns in this area of the marketplace were driven predominately by stocks that were associated with the Internet in some way. On balance all non- Internet related stocks within the Small Cap Growth area of the marketplace continued to experience better than expected earnings growth than Large Cap stocks. Commodity driven and finance related names lagged for the year, both from their slower earnings growth relative to technology names and investor neglect. Apparel and retail stocks continued to lag the market as several specialty retailers experienced earnings disappointments driven by poor seasonal offerings.

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      The Fund's returns were bolstered relative to the index from both industry weighting and stock specific holdings. In particular, several of the sub-advisers correctly identified the investing opportunity of Internet stocks and were able to be early investors in some of the best names. Additionally, our managers made correct timing decisions to begin investing in more Internet infrastructure names in areas like semi-conductor capital equipment makers.
These stocks are likely to produce more consistent returns due to the fact that many of them actually have earnings and demand for the products will only increase with the proliferation of the Internet. From an industry perspective the fund's underweights to banks, chemicals, energy and oil were all positive.

      The Fund continues to be positioned to capture the opportunities in the small cap growth area of the market under a variety of market conditions. To this end, the Fund targets a style neutral position relative to the Russell 2000 Growth Index to control unnecessary risks and put the focus on stock selection from the specialist sub-advisers.

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                                SMALL CAP GROWTH
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                          AVERAGE ANNUAL TOTAL RETURN(1)
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                                   Annualized   Annualized
                         One Year    3 Year       5 Year         Annualized
                          Return     Return       Return      Inception to Date
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Class A                   55.00%     10.11%       19.07%           18.44%
--------------------------------------------------------------------------------
Synthetic Class D         54.58%     9.77%        18.71%           17.06%*
--------------------------------------------------------------------------------
Synthetic Class D,
w/load                    46.80%     7.91%        17.49%           15.95%*
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Comparison of Change in the Value of a $10,000 Investment in the Small Cap
Growth Fund, Institutional and Synthetic Class D, versus the Frank Russell 2000 Growth Index, the S&P 500 Composite Index, and the Wilshire Target Small Growth Index

In the printed version, a line graph appears which depicts the following plot points:
                                                                      Small Cap
          Small Cap   Frank Russell    S&P 500/     Wilshire Target  Growth Fund
         Growth Fund   2000 Growth   500 Composite   Small Growth      Class D
           Class A        Index         Index            Index       (Synthetic)
         -----------  -------------  -------------  ---------------  -----------
4/30/92     10,000       10,000         10,000           10,000          9,500
   9/92     10,659        9,522         10,212            9,837         10,126
   9/93     14,690       12,301         11,534           13,382         13,955
   9/94     14,723       12,409         11,959           13,719         13,938
   9/95     20,856       15,905         15,511           18,619         19,714
   9/96     26,395       17,909         18,663           20,835         24,842
   9/97     30,943       22,092         26,208           27,092         29,016
   9/98     22,734       16,607         28,583           19,904         21,257
   9/99     35,237       22,025         36,529           23,226         32,859

(1) For the period ended 9/30/99. Past performance is not predictive of future performance. Class A and Class D shares of the Fund were offered beginning 4/20/92 and 5/2/94, respectively. The performance shown for the Class D shares prior to such date is based on the performance of Class A adjusted to reflect the maximum sales charge of 5.00% for the Class D shares.
*Actual, not synthetic.

                                  Mid-Cap Fund
                 Adviser--SEI Investments Management Corporation
                 Sub-Adviser--Martingale Asset Management, L.P.

OBJECTIVE
      The Fund seeks to provide long-term capital appreciation.

STRATEGY
      The Fund's investment philosophy is based on a bottom-up stock selection process that emphasizes securities that have dramatic earnings acceleration, sustainable growth, positive relative price momentum and an attractive valuation. This philosophy results in a Fund

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

which will tend to have a higher than average price-to-earnings ratio, price-to-book ratio, and return on equity, and a lower than average dividend yield.

ANALYSIS
      The Mid-Cap Fund posted a 16.5% return for the fiscal year ended September 30, 1999 as the continued strength of the domestic economy and resurgence of Asian markets provided a backdrop for good performance in technology related issues as well as the more cyclical basic industries. The best performing area of the marketplace continued to be the largest and most growth oriented names, which are predominately found in the technology sector. Continued low inflation and the Fed's decrease in interest rates allowed investors to substantiate the historically high valuations. The capitalization bias of this Fund moderated its performance relative to the broad market as investors shied away from smaller issues, with the exception of Internet related stocks.
      The Fund performed relatively well in comparison to the index for the past year as industry weighting added value, which partially offset weak stock selection. The Fund's overweight to the high growth industries of business services, business machines, electronics and retail proved to be good decisions. This helped offset poor stock specific decisions lead by holdings in Network Associates, Waste Management, Office Depot and Rite Aid.
      Going forward the Fund will continue to provide mid-cap exposure within the domestic equity marketplace. The fund maintains broad diversification across all sectors and holds in excess of 100 names.

--------------------------------------------------------------------------------
                                     MID-CAP
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                       Annualized   Annualized
                              One Year   3 Year       5 Year      Annualized
                               Return    Return       Return   Inception to Date
--------------------------------------------------------------------------------
                               16.53%    12.16%       14.42%        12.51%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Mid-Cap Fund, versus the Frank Russell Mid-Cap Index, the S&P 500 Composite Index, and the Wilshire Target Mid-Cap Growth Index

In the printed version, a line graph appears which depicts the following plot points:

                              Frank Russell       S&P 500      Wilshire Target
                Mid-Cap          Mid-Cap         Composite         Mid-Cap
                  Fund            Index            Index         Growth Index
                -------       -------------      ---------     ---------------
2/28/93          10,000          10,000            10,000           10,000
   9/93          11,779          11,049            10,522           11,217
   9/94          10,825          11,232            10,910           11,878
   9/95          12,966          14,274            14,151           16,119
   9/96          15,045          16,564            17,026           18,597
   9/97          21,534          22,370            23,910           23,423
   9/98          18,215          21,025            26,076           18,368
   9/99          21,226          25,115            33,325           22,516

(1) For the period ended 9/30/99. Past performance of the Fund is not predictive of future performance. Shares of the Fund were offered beginning 2/16/93.

                            Capital Appreciation Fund
                 Adviser--SEI Investments Management Corporation
                    Sub-Adviser--STI Capital Management, N.A.

OBJECTIVE
      The Capital Appreciation Fund seeks to provide capital appreciation through a diversified portfolio of common stocks. Dividend income is incidental to the growth of capital. Securities are selected for the Fund based on factors believed to be favorable for long-term appreciation, such as historical returns on equity and earnings growth rates. Holdings in the Fund are rotated between various market sectors based on economic analysis of the business cycle.

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STRATEGY
      The investment management process followed by the sub-adviser emphasizes business cycle analysis, sector rotation and stock selection. The sub-adviser identifies market sectors that appear undervalued and/or are outperforming other sectors during a specific interval in the business cycle. The sub-adviser then selects securities with a history of growth and a P/E ratio below comparable companies in that market sector. Trading ranges are assigned for the prices of these companies and these companies are actively traded while the sector remains in favor. As a sector's favor changes over the business cycle, holdings are shifted into the sectors showing the most potential for return.

ANALYSIS
      The Capital Appreciation Fund posted a 23.1% return for the fiscal year ended September 30, 1999. The fund, and broad domestic equity market, managed another year of strong gains bolstered by continued investor confidence, a strong U.S. economy and a resurgence of economic prosperity in Asian economies.
      For the year large cap and growth oriented companies continued to lead the market driven by a stronger than expected domestic economy and new business opportunities globally. This was particularly true for the technology area of the marketplace. Commodity stocks also enjoyed favorable returns in the past year driven by prosperity in emerging markets and OPEC controls to oil production worldwide. Smaller cap issues, with the exception of Internet stocks, continued to lag the market due in part to their domestic orientation and also a lack of attention from the investing marketplace.
      Returns within sectors were quite differentiated with higher growth industries such as business machines, electronics, telephones and retail names providing the market leadership. More value oriented or basic industries such as chemicals, oil, energy and food stocks experienced much more moderate gains.
      The portfolio benefited from its industry weightings for the year by remaining overweighted to the high growth areas of the market mentioned above and limiting exposure to industries such as drugs, energy and food. Moderate weakness was experienced from specific stock selection within retail and business services names.
      The portfolio's largest weightings include healthcare, retail and technology companies, with minor investments in utilities, capital goods and oil companies. The portfolio is diversified across economic sectors and currently holds more than 120 securities.

--------------------------------------------------------------------------------
                              CAPITAL APPRECIATION
--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                Annualized      Annualize       Annualized    Annualized
  One Year        3 Year          5 Year         10 Year      Inception
   Return         Return          Return          Return        to Date
--------------------------------------------------------------------------------
   23.13%         20.90%          20.77%           14.91%        16.07%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Capital Appreciation Fund, versus the S&P 500 Composite Index, and the S&P 500/BARRA Growth Index

In the printed version, a line graph appears which depicts the following plot points:

                  Capital              S&P 500              S&P 500/
              Appreciation Fund     Composite Index     BARRA Growth Index
              -----------------     ---------------     ------------------
9/30/89            10,000                10,000               10,000
   9/90             9,425                 9,077                9,462
   9/91            12,412                11,900               12,813
   9/92            13,777                13,220               14,252
   9/93            15,638                14,930               14,760
   9/94            15,621                15,481               15,778
   9/95            18,594                20,079               20,777
   9/96            22,711                24,159               25,360
   9/97            30,437                33,927               35,879
   9/98            32,592                37,001               42,399
   9/99            40,130                47,287               56,556

(1) For the period ended 9/30/99. Past performance of the Fund is not predictive of future performance. Shares of the Fund were offset beginning 3/1/88.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

                               Equity Income Fund
                 Adviser--SEI Investments Management Corporation
              Sub-Advisor--HighMark Capital Management, (previously
                           known as Pacific Alliance Capital Management)

OBJECTIVE
      The Fund seeks to provide current income and, as a secondary objective, moderate capital appreciation through a diversified portfolio of common stocks. The Fund invests in securities that have a high current yield and a low level of volatility relative to the market while participating in rising markets.

STRATEGY
      The investment management process followed by the sub-adviser emphasizes current income. The Fund is managed to provide a yield that is approximately 120 to 200 basis points above the yield on the S&P 500 Index. Securities that have favorable long-term fundamental characteristics are selected for the Fund when their current yields are at the upper end of their historic yield ranges. When the price of a stock rises sufficiently to cause its yield to drop to the lower end of this historic range, the security is a candidate to be sold. The yield of a security might vary between its buy and sell range over a three or four year cycle.

ANALYSIS
         The Equity Income Fund posted a 15.4% return for the fiscal year ended September 30, 1999 as its search for yield and appetite for more defensive names did not allow the portfolio to participate fully in the strong market returns.
      The best performing areas of the marketplace continued to be the largest and most growth oriented names, which are predominately found in the technology sector. Continued low inflation and the Fed's decrease in interest rates allowed investors to substantiate the historically high valuations. Industry performance was broadly positive as slower growth and more cyclical companies benefited from an uptick in global demand.
      The portfolio lagged the index due to both stock specific and industry weighting decisions. The fund's underweight to the technology area, and in particular electronics and business machines, hurt. Additionally an overweight to financial services companies hurt as they were unable to keep pace with technology names. From a stock selection perspective the portfolio was hurt by its valuation discipline which didn't allow investment in the highest growth names in the business machines, electronics and retail industries.
      Going forward, the portfolio's diversification into mostly defensive positions is expected to protect it from experiencing severe losses compared to the market though it is not likely to fully participate in a strong market.

--------------------------------------------------------------------------------
                                  EQUITY INCOME
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                  Annualized     Annualized      Annualized    Annualized
     One Year       3 Year         5 Year         10 Year       Inception
      Return        Return         Return         Return         to Date
--------------------------------------------------------------------------------
      15.35%        16.04%         17.83%         13.08%          14.38%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Equity Income Fund, versus the Frank Russell 1000 Value Index, the S&P 500 Composite Index, and the S&P 500/BARRA Value Index

In the printed version, a line graph appears which depicts the following plot points:

            Equity      Frank Russell         S&P 500             S&P 500/
         Income Fund   1000 Value Index   Composite Index     BARRA Value Index
         -----------   ----------------   ---------------     -----------------
9/30/89     10,000          10,000             10,000               10,000
   9/90      8,498           8,473              9,077                8,641
   9/91     11,223          10,924             11,900               10,971
   9/92     12,682          12,279             13,220               12,152
   9/93     14,881          15,422             14,930               14,887
   9/94     15,041          15,319             15,481               14,969
   9/95     18,500          19,561             20,079               19,116
   9/96     21,862          23,072             24,159               22,681
   9/97     29,176          32,836             33,927               31,574
   9/98     29,617          34,018             37,001               31,514
   9/99     34,163          40,383             47,287               38,280

(1) For the period ended 9/30/99. Past performance of the Fund is not predictive of future performance. Shares of the Fund were offered beginning 6/2/88.

                                  Balanced Fund
                 Adviser--SEI Investments Management Corporation
                    Sub-Adviser--STI Capital Management, N.A.

OBJECTIVE
      The Balanced Fund seeks to achieve total return while preserving capital by investing in a combination of common stocks and fixed income securities. By altering the mix of equity and fixed income securities, the Fund seeks to minimize losses during declining equity markets while realizing strong returns in rising markets.

STRATEGY
      The manager views equities as the primary source of return in balanced portfolios, with fixed income instruments primarily providing stability and diversification. The Fund combines a core group of demonstrated growth stocks with securities selected through business cycle analysis and sector rotation. This approach tends to result in a fund of large capitalization stocks with price-to-earnings ratios, growth rates and returns on equity higher than the market averages. Fixed income selection attempts to provide fund stability and incremental return by identifying inexpensive areas of the yield curve and improving corporate credits.

ANALYSIS
      The Balanced Fund posted an 11.2% return for the fiscal year ended September 30, 1999. Once again equities lead fixed income securities due in large part to continued strength in the domestic economy and better than expected economic growth internationally. For most of the year the fixed income portfolio benefited from declining interest rates driven by Fed rate changes.
      For the year large cap and growth oriented companies continued to lead the market driven by a stronger than expected domestic economy and new business opportunities globally. This was particularly true for the technology area of the marketplace. Commodity stocks also enjoyed positive returns in the past year driven by prosperity in emerging markets and OPEC controls to oil production worldwide. Smaller cap issues, with the exception of Internet stocks, continued to lag the market due in part to their domestic orientation and also a lack of attention from the investing marketplace.
      Returns within sectors were quite differentiated with higher growth industries such as business machines, electronics, telephones and retail names providing the market leadership. More value oriented or basic industries such as chemicals, oil, energy and food stocks experienced much more moderate gains.
      The portfolio successfully managed to mitigate volatility from the marketplace by investing in large domestic equities along with conservative fixed income investments. The Balanced Fund continues to maintain diversification across sectors and holdings in excess of 120 securities.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

--------------------------------------------------------------------------------
                                    BALANCED
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
          One Year      Annualized      Annualized        Annualized
           Return     3 Year Return   5 Year Return    Inception to Date
--------------------------------------------------------------------------------
            11.22%        14.22%          14.55%           11.74%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the Balanced Fund, versus the S&P 500 Composite Index, the Lehman Gov't./Corporate Index, and the S&P 500/BARRA Growth Index

In the printed version, a line graph appears which depicts the following plot points:

                             S&P 500       Lehman Gov't./      S&P 500/
            Balanced        Composite        Corporate       BARRA Growth
              Fund            Index            Index            Index
            --------        ---------      --------------    ------------
8/31/90      10,000          10,000            10,000           10,000
   9/90       9,929           9,514             9,484           10,083
   9/91      11,514          12,473            12,843           11,683
   9/92      12,850          13,856            14,286           13,229
   9/93      14,712          15,649            14,794           14,745
   9/94      14,234          16,227            15,815           14,134
   9/95      16,377          21,046            20,825           16,163
   9/96      18,835          25,322            25,419           16,892
   9/97      23,050          35,560            35,963           18,512
   9/98      25,237          38,782            42,497           20,888
   9/99      28,069          49,563            56,687           20,550

(1) For the period ended 9/30/99. Past performance of the Fund is not predictive of future performance. Shares of the Fund were offered beginning 8/7/90.

                             Core Fixed Income Fund
                 Adviser--SEI Investments Management Corporation
                 Sub-Advisers--Western Asset Management Company
                               Firstar Investment Research &
                                Management Company, L.L.P.
                               BlackRock Financial Management, Inc.

OBJECTIVE
      The Core Fixed Income Fund seeks to provide current income consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities while also limiting fluctuations in principal value. The Fund invests in every sector of the fixed income universe, including Treasuries, agencies, mortgage-backed issues, investment-grade corporates, and Yankee bonds.

STRATEGY
      With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure. The sub-advisers' investment strategies focus on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting fund interest rate exposure relative to the Lehman Aggregate Bond Index. The sub-advisers focus on four key areas in determining portfolio structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use futures and options primarily for tactical hedging purposes and to implement portfolio strategies more efficiently.

ANALYSIS
      The Core Fixed Income Fund posted an -0.96% return for the fiscal year ended September 30, 1999, underperforming the Lehman Aggregate Bond Index return of -0.37 % over the same period. The U.S. Treasury market had a difficult year and ended the fiscal period with interest rates 1% to 1.5% higher. The fiscal year opened with interest rates at very low levels following a flight-to-safety rally amid significant market turmoil. Responding to the global financial crisis, the Fed had previously eased rates by 0.25% and the market had priced in several more rate reductions. As the crisis subsided and investors moved out of U.S. Treasuries and into other assets, interest rates began to rise. Interest rates rose in every quarter of the fiscal year. Accommodative monetary policy and excess global capacity supported strong growth in the U.S. in the early months of 1999. In May, bond yields rose sharply in response to higher than expected domestic growth and concerns that inflationary pressures were building. This prompted two Fed rate hikes during the summer.

--------------------------------------------------------------------------------

      In an environment of rising interest rates, the Fund's longer duration posture, maintained between 105% and 110% of benchmark exposure throughout the period, detracted from performance. However, the Fund's underweight to intermediate term issues helped returns as intermediate term interest rates rose by nearly twice as much as longer and shorter term yields.
      Spreads in the corporate and mortgage markets moved dramatically over the fiscal year. The funds overweight position in the corporate and mortgage sectors benefited performance for the year as these sectors outperformed Treasuries on a duration-adjusted basis. During the first part of the year, spreads narrowed as stabilization in the global economic picture and robust growth in the U.S. attracted investors to the extra yield offered by corporate bonds and mortgage backed securities. However, during the later part of the year spreads suffered due to the combination of robust new issuance in the corporate market and fears of Fed rate hikes. In September of 1999, when the deluge of new corporate issuance failed to materialize, spreads began to contract. The Fund began the year with a modest overweight to corporate and mortgage spreads and increased that overweight position as spreads widened into the summer of 1999. Overall the Fund's sector positioning helped Fund returns.
      During the first part of the fiscal year, lower quality investment grade credits outperformed but later in the year these credits underperformed as liquidity concerns weighed. The Fund's overweight to lower quality investment grade credits hurt relative performance. Security selection contributed to overall fund performance, reflecting manager skill in finding relative value opportunities.

--------------------------------------------------------------------------------
                                CORE FIXED INCOME
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                         Annualized   Annualized    Annualized
           One Year       3 Year        5 Year       10 Year       Annualized
           Return         Return        Return        Return   Inception to Date
--------------------------------------------------------------------------------
           -0.96%          6.61%         7.97%         7.38%        7.54%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the Core Fixed Income Fund, versus the Lehman Aggregate Bond Index

In the printed version, a line graph appears which depicts the following plot points:
                  Core Fixed         Lehman Aggregate
                  Income Fund           Bond Index
                  -----------        ----------------
9/30/89             10,000                10,000
   9/90             10,658                10,755
   9/91             12,077                12,475
   9/92             13,511                14,042
   9/93             14,672                15,443
   9/94             13,877                14,946
   9/95             16,091                17,048
   9/96             16,817                17,880
   9/97             18,465                19,622
   9/98             20,573                21,879
   9/99             20,376                21,798

(1) For the period ended 9/30/99. Past performance of the Fund is not predictive of future performance. Shares of the Fund were offered beginning 5/4/87.

                              High Yield Bond Fund

                 Adviser--SEI Investments Management Corporation
                  Sub-Advisers--Credit Suisse Asset Management
                                Nomura Corporate Research and
                                  Asset Management

OBJECTIVE
      The High Yield Bond Fund seeks to maximize total return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The strategy seeks to achieve a high level of total return through sector rotation and security selection.

STRATEGY
      Fund strategy is to identify high yield market sectors and securities that offer investment opportunities through the analysis of macro-

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

economic, interest rate, industry, and technical factors. Those companies that are best suited to benefit from the identified trends are then selected for investment. Risk is controlled through a high level of diversification, and by performing detailed and ongoing credit analysis on the companies considered and purchased.

ANALYSIS
      The High Yield Bond Fund posted a 3.51% return for the fiscal year ended September 30, 1999.
      Effective 12/31/98, the CS First Boston (CSFB) Domestic Plus High Yield Index replaced the CS First Boston Global High Yield Index as the benchmark for the SIMT High Yield Fixed Income Fund. The new CSFB Domestic Plus High Yield Index is a sub-sector of the existing CSFB Global High Yield Index, and includes primarily U.S. issuance and G7+ country issuance that is U.S. dollar denominated. The exclusion of emerging market corporate debt is the only differentiating characteristic of the domestic index versus the global index.
      Nomura Corporate Research and Asset Management was added as an additional sub-adviser to the Fund at the close of the year. Nomura Corporate Research and Asset Management emphasizes a research-intensive, bottom-up approach to identify fundamentally strong and quality companies. The addition of Nomura is expected to compliment the Fund's existing top-down style, thus enhancing the overall risk/return profile of the Fund. The Fund will maintain a 70% allocation to Credit Suisse Asset Management and a 30% allocation to Nomura Corporate Research and Asset Management. These allocations are targeted to be fully implemented by the second quarter of 2000.
      Despite a come back in the market for the majority of the fiscal year, mounting concern over higher interest rates and sustained liquidity in the marketplace reversed earlier period positive momentum. The aura of uncertainty in the global markets that had plagued investors for some time dwindled during the year amid signs of economic recovery in Southeast Asia and a healthy European economy. Unfortunately, the high yield market could not maintain its positive momentum and lost ground at the end of the year. Bearish market sentiment evolved as interest rates inched upward in the U.S., and cash inflows decreased and subsequently turned negative coupled with constrained broker-dealer liquidity. Liquidity constraints surfaced due to broker-dealers still stunned by previous period losses that occurred as a result of the Asian and Russian crises, and concerns over year-end and Y2K. Also weighing down the market was evidence of increasing defaults and negative sector-specific events. Volatility remained a consistent characteristic in the market, and through out the period, the market was forced to battle increased volatility. However, all was not gloom for the market. Higher commodity prices served to lift commodity-related sector returns such as energy, and paper and packaging, while merger and acquisition (M&A) activity dominated the telecommunication, cable, and gaming sectors and helped to support prices in these sectors. Spreads narrowed somewhat during the year, but still remained wide relative to the rolling 10-year average. A more risk-averse investor profile and tightened liquidity left the high yield market spread, relative to the 10-year Treasury, at 607 basis points at the close of the period.

--------------------------------------------------------------------------------

      For the most part, performance of the Fund was a story of what the Fund did not own versus what it did own during the year! This was particularly seen in the general industrial sector where the Fund's positive security selection greatly benefited return. Within the mobile communications sector, M&A activity positively contributed to performance complimented by an underweight to satellite and paging issues. The satellite sector came under pressure as companies such as Iridium and ICO Global defaulted on their debt obligations. Paging issues drifted downward in price amid stepped-up competition and lower-than expected earnings.
      The Fund's underweight to the healthcare sector and long-term care securities also bolstered return. The healthcare sector posted the worst performance for the year. Long-term care securities pulled down returns within the overall sector due to unfavorable regulatory changes in U.S. Medicare reimbursement practices.
      Merger and acquisition activity in the fixed telecom sector also served to enhance return of the Fund. As a whole, the telecom sector benefited from favorable M&A activity, and the Fund's holdings in issues such as Sprint Spectrum, IXC Communications, and Global Crossing that were either acquired, or merged, with other companies during the year lifted return.
      Within the gaming sector, continued consolidation in the casino industry, in addition to strong gaming revenues, served to bolster the Fund's return. An underweight to Atlantic City issues and a focus on off-strip Las Vegas and emerging, or non-Las Vegas, issues credits was a plus.
      The Fund's underweight to the paper and packaging sector, and in particular paper-related issues, dampened performance somewhat. As the global economy began to recover, thus serving as a catalyst for improved commodity prices, the paper and packaging sector performed exceptionally well. This strong performance was most predominant in the fourth quarter of 1998. This sector had been severely distressed for some time through out 1997 and 1998 and was poised for a rebound. Given the strength in commodity prices, the Fund has begun to increase its exposure to paper-related issues.
      Consistent with the positive trend in the global economy and commodities, in addition to diminished supply, oil prices rebounded throughout 1999. Energy companies held by the Fund did not benefit from rallying oil prices, and this negatively impacted return.
      Given near-term uncertainty and an unstable market environment, the Fund will continue to focus on more liquid and fundamentally sound sectors and securities.


--------------------------------------------------------------------------------
                                 HIGH YIELD BOND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                    One Year  Annualized         Annualized
                     Return  3 Year Return   Inception to Date
--------------------------------------------------------------------------------
                      3.51%      6.86%             10.24%
--------------------------------------------------------------------------------
Comparison of Change in the Value of a $10,000 Investment in the High Yield Bond Fund, versus the CS First Boston Global High Yield Index(2)

In the printed version, a line graph appears which depicts the following plot points:
                                         CS First Boston
                    High Yield             Global High
                    Bond Fund              Yield Index
                    ----------           ---------------
1/31/95               10,000                  10,000
   9/95               11,254                  11,282
   9/96               12,994                  12,508
   9/97               14,982                  14,474
   9/98               15,319                  14,399
   9/99               15,856                  14,968

(1) For the period ended 9/30/99. Past performance of the Fund is not predictive of future performance. Shares of the Fund were offered beginning 1/11/95.
(2) The inception date of the CS First Boston Domestic Plus High Yield Index was 12/31/98. Index performance less than a year is not shown in the graph.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------



To the Shareholders and Board of Trustees of SEI Institutional Managed Trust

In our opinion, the accompanying statements of net assets and statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds (constituting SEI Institutional Managed Trust, hereafter referred to as the "Trust") at September 30, 1999, the results of their operations, the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 24, 1999

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999


Large Cap Value Fund
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Common Stocks -- 97.6%
Aerospace & Defense -- 1.0%
   Cordant Technologies                                   202,000      $   6,148
   Litton Industries*                                     220,300         12,061
   Lockheed Martin                                        214,500          7,011
                                                                       ---------
                                                                          25,220
                                                                       ---------
Air Transportation -- 0.6%
   AMR*                                                   119,100          6,491
   Continental Airlines, Cl B*                             22,800            747
   Delta Air Lines                                        139,200          6,751
                                                                       ---------
                                                                          13,989
                                                                       ---------
Aircraft -- 3.0%
   Allied Signal                                          432,000         25,893
   Rockwell International                                 405,600         21,294
   United Technologies                                    461,600         27,379
                                                                       ---------
                                                                          74,566
                                                                       ---------
Apparel/Textiles -- 0.4%
   VF                                                     287,800          8,922
                                                                       ---------
Automotive -- 2.9%
   Delphi Automotive Systems*                             114,344          1,837
   Ford Motor                                             842,100         42,263
   General Motors                                         177,500         11,171
   Genuine Parts                                          163,200          4,335
   Navistar International*                                225,000         10,462
                                                                       ---------
                                                                          70,068
                                                                       ---------
Banks -- 11.9%
   Amsouth Bancorp                                        332,775          7,799
   Astoria Financial*                                     195,600          6,015
   Bank of America                                      1,149,583         64,017
   Bank One                                               890,696         31,007
   Chase Manhattan                                        754,400         56,863
   Comerica                                               295,700         14,970
   Commerce Bancshares                                    123,965          4,385
   Firstar                                                414,000         10,609
   Fleet Financial Group                                  474,000         17,360
   Golden West Financial                                  123,500         12,134
   JP Morgan                                               92,100         10,522
   MBNA                                                   634,300         14,470
   PNC Bank                                               571,400         30,106
   Republic New York                                      202,100         12,417
                                                                       ---------
                                                                         292,674
                                                                       ---------
Broadcasting, Newspapers & Advertising -- 0.2%
   Fox Entertainment Group, Cl A*                         221,500          4,679
                                                                       ---------
Building & Construction -- 0.8%
   Centex                                                 309,500          9,150
   Fluor                                                  183,900          7,402
   Pulte                                                  185,000          4,024
                                                                       ---------
                                                                          20,576
                                                                       ---------

--------------------------------------------------------------------------------
                                                                       Market
Description                                               Shares     Value (000)
--------------------------------------------------------------------------------
Chemicals -- 6.5%
   Dow Chemical                                           576,900       $ 65,550
   Eastman Chemical                                       175,900          7,036
   EI du Pont de Nemours                                  191,700         11,670
   FMC*                                                   212,700         10,263
   Lubrizol                                               143,700          3,691
   Millenium Chemicals                                    102,200          2,089
   Nalco Chemical                                         142,600          7,201
   PPG Industries                                         327,400         19,644
   Praxair                                                345,800         15,907
   Union Carbide                                          294,300         16,720
                                                                        --------
                                                                         159,771
                                                                        --------
Communications Equipment -- 1.4%
   GTE                                                    239,200         18,389
   Harris                                                 166,400          4,597
   Sprint                                                 229,200         12,434
                                                                        --------
                                                                          35,420
                                                                        --------
Computers & Services -- 4.4%
   Apple Computer*                                        277,400         17,563
   Cirrus Logic*                                          220,800         17,774
   IBM                                                    325,500         39,508
   Quantum - DLT &
     Storage Systems*                                     384,900          5,413
   Quantum Corp-Hard Disk drive*                          192,450          1,431
   Seagate Technology*                                    387,700         11,946
   Unisys*                                                309,000         13,944
                                                                        --------
                                                                         107,579
                                                                        --------
Concrete & Mineral Products -- 0.1%
   Owens-Corning Fiberglass                               100,500          2,180
                                                                        --------
Containers & Packaging -- 0.5%
   Ball                                                   163,000          7,182
   Crown Cork & Seal                                      194,900          4,726
                                                                        --------
                                                                          11,908
                                                                        --------
Drugs -- 1.2%
   Eli Lilly                                               81,200          5,197
   Pharmacia & Upjohn                                     138,400          6,868
   Schering Plough                                        397,100         17,323
                                                                        --------
                                                                          29,388
                                                                        --------
Electrical Services -- 5.9%
   American Electric Power                                179,300          6,119
   Central & South West                                   298,700          6,310
   Consolidated Edison                                    230,600          9,570
   Constellation Energy Group*                            318,300          8,952
   DTE Energy                                             129,500          4,678
   Edison International                                   461,400         11,218
   Energy East                                            443,800         10,540
   FPL Group                                              278,500         14,029
   New Century Energies                                   101,500          3,394

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999



Large Cap Value Fund--Continued
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   PG&E                                                   378,200     $   9,786
   Pinnacle West Capital                                  236,700         8,610
   Public Service Enterprise Group                        715,000        27,617
   Reliant Energy                                         118,000         3,193
   Southern                                               614,500        15,823
   Wisconsin Energy                                       217,300         5,093
                                                                      ---------
                                                                        144,932
                                                                      ---------
Entertainment -- 0.2%
   King World Productions*                                108,400         4,065
                                                                      ---------
Financial Services -- 2.8%
   Bear Stearns                                           279,000        10,724
   Countrywide Credit Industries                          352,300        11,362
   FNMA                                                   336,600        21,101
   Greenpoint Financial                                   125,400         3,331
   Lehman Brothers                                        172,700        10,071
   Morgan Stanley                                         131,500        11,728
                                                                      ---------
                                                                         68,317
                                                                      ---------
Food, Beverage & Tobacco -- 3.0%
   Adolph Coors, Cl B                                     155,800         8,433
   Conagra                                                275,000         6,205
   Earthgrains                                            125,000         2,766
   General Mills                                          122,000         9,897
   IBP                                                    722,100        17,827
   Nabisco Group                                          182,100         2,732
   Philip Morris                                          282,825         9,669
   Ralston-Ralston Purina Group                           356,000         9,901
   RJ Reynolds Tobacco*                                    84,333         2,277
   Tyson Foods                                            195,200         3,209
                                                                      ---------
                                                                         72,916
                                                                      ---------
Gas/Natural Gas -- 0.4%
   National Fuel & Gas                                    104,900         4,950
   Sempra Energy*                                         198,000         4,121
                                                                      ---------
                                                                          9,071
                                                                      ---------
Household Products -- 0.8%
   Maytag                                                 413,100        13,761
   Whirlpool                                              105,600         6,897
                                                                      ---------
                                                                         20,658
                                                                      ---------
Insurance -- 8.4%
   Aetna                                                  164,800         8,116
   Allstate*                                              771,800        19,247
   Ambac                                                  267,700        12,682
   American General                                       100,600         6,357
   Chubb                                                  156,700         7,806
   Cigna                                                  348,500        27,096
   Citigroup                                              793,650        34,921
   Conseco                                                326,700         6,309
   Financial Security Assurance                            97,400         5,034
   Foundation Health Systems, Cl A*                        26,600           251
   Hartford Financial Services Group                      511,200        20,895


--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Lincoln National                                       225,800     $   8,482
   Marsh & McLennan                                       139,200         9,535
   MBIA                                                    76,200         3,553
   Old Republic International                             178,150         2,572
   Pacificare Health Systems*                              44,900         1,942
   Penncorp Financial Group                               173,800         7,104
   Providian Financial                                    102,600         8,125
   St. Paul                                               278,478         7,658
   XL Capital, Cl A                                       197,200         8,874
                                                                      ---------
                                                                        206,559
                                                                      ---------
Machinery -- 1.3%
   Caterpillar                                            278,600        15,271
   Cummins Engine                                         213,400        10,630
   NACCO Industries, Cl A                                  27,700         1,936
   Timken                                                 201,200         3,244
                                                                      ---------
                                                                         31,081
                                                                      ---------
Measuring Devices -- 0.5%
   Mallinckrodt                                           367,000        11,079
                                                                      ---------
Medical Products & Services -- 1.2%
   Bausch & Lomb                                          346,600        22,854
   Becton, Dickinson                                      219,700         6,165
                                                                      ---------
                                                                         29,019
                                                                      ---------
Miscellaneous Business Services -- 1.4%
   Compuware*                                             228,200         5,947
   NCR*                                                   137,500         4,546
   Oracle Systems*                                        184,950         8,415
   Reynolds & Reynolds, Cl A                              267,900         5,458
   Symantec*                                              253,000         9,100
                                                                      ---------
                                                                         33,466
                                                                      ---------
Miscellaneous Manufacturing -- 0.6%
   Cooper Industries                                      126,943         5,935
   Tyco International Ltd.                                 95,000         9,809
                                                                      ---------
                                                                         15,744
                                                                      ---------
Paper & Paper Products -- 3.6%
   Boise Cascade                                          166,600         6,070
   Champion International                                 649,000        33,342
   Consolidated Papers                                    118,900         3,195
   Georgia-Pacific                                        254,000        10,287
   International Paper                                    606,724        29,161
   Mead                                                    85,800         2,949
   Westvaco                                               157,500         4,036
                                                                      ---------
                                                                         89,040
                                                                      ---------
Petroleum & Fuel Products -- 3.2%
   Atlantic Richfield                                     411,400        36,460
   Diamond Offshore Drilling                              309,900        10,343
   Occidental Petroleum                                   581,600        13,450
   Phillips Petroleum                                     396,800        19,344
                                                                      ---------
                                                                         79,597
                                                                      ---------
18

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Petroleum Refining -- 6.0%
   Ashland                                                 99,100     $   3,332
   Chevron                                                185,200        16,437
   Coastal                                                375,800        15,384
   Exxon                                                  828,500        62,914
   Lyondell Petrochemical                                 143,200         1,915
   Mobil                                                  322,500        32,492
   Sunoco                                                 159,910         4,378
   USX-Marathon Group                                     334,700         9,790
                                                                      ---------
                                                                        146,642
                                                                      ---------
Printing & Publishing -- 1.8%
   Electronics for Imaging*                                54,100         2,781
   Gannett                                                295,200        20,424
   Lafarge                                                274,800         8,828
   Tribune                                                246,200        12,248
                                                                      ---------
                                                                         44,281
                                                                      ---------
Railroads -- 2.4%
   Canadian Pacific Ltd.                                  167,600         3,823
   CSX                                                    508,800        21,560
   Norfolk Southern                                       482,600        11,824
   Union Pacific                                          442,625        21,274
                                                                      ---------
                                                                         58,481
                                                                      ---------
Retail -- 5.3%
   Darden Restaurants                                     412,000         8,060
   Dayton-Hudson                                          218,500        13,124
   Dillards, Cl A                                         179,700         3,650
   Federated Department Stores*                           450,400        19,677
   Great Atlantic & Pacific Tea                           211,400         6,408
   JC Penney                                              449,460        15,450
   Kmart*                                               1,069,000        12,494
   May Department Stores                                  218,962         7,978
   Ross Stores                                            113,500         2,284
   Ruddick                                                113,600         1,803
   Safeway*                                               235,200         8,952
   Sears Roebuck                                          680,100        21,338
   Tech Data*                                              70,000         1,630
   TJX                                                    233,300         6,547
                                                                      ---------
                                                                        129,395
                                                                      ---------
Rubber & Plastic -- 1.3%
   Cooper Tire & Rubber                                   153,700         2,709
   Goodyear Tire & Rubber                                 334,000        16,074
   Premark International                                  242,500        12,246
                                                                      ---------
                                                                         31,029
                                                                      ---------
Semi-Conductors/Instruments -- 0.1%
   Conexant Systems*                                       27,250         1,980
                                                                      ---------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Specialty Machinery -- 0.5%
   American Standard*                                     144,000     $   5,526
   Tecumseh Products, Cl A                                119,300         5,980
                                                                      ---------
                                                                         11,506
                                                                      ---------
Steel & Steel Works -- 1.0%
   AK Steel Holding                                       413,600         7,548
   Alcan Aluminum                                         286,261         8,946
   Alcoa                                                   68,700         4,264
   Texas Industries                                       109,300         4,044
                                                                      ---------
                                                                         24,802
                                                                      ---------
Telephones & Telecommunication -- 9.8%
   Alltel                                                 280,700        19,754
   Ameritech                                              738,100        49,591
   AT&T                                                   897,550        39,043
   BellSouth                                              984,400        44,298
   Lucent Technologies                                    140,000         9,083
   MCI WorldCom*                                          435,900        31,330
   Motorola                                               128,600        11,317
   SBC Telecommunications                                 191,100         9,758
   Sprint (PCS Group)*                                     55,850         4,164
   Telephone & Data Systems                               132,000        11,723
   US West                                                184,500        10,528
                                                                      ---------
                                                                        240,589
                                                                      ---------
Trucking -- 0.1%
   Ryder System                                            18,200           371
   Yellow*                                                154,800         2,564
                                                                      ---------
                                                                          2,935
                                                                      ---------
Wholesale -- 1.1%
   Arrow Electronics*                                     115,000         2,027
   Avnet                                                   46,300         1,945
   Bergen Brunswig, Cl A                                  214,500         2,225
   BJ Wholesale Club*                                     398,200        11,772
   Supervalu                                              453,800         9,899
                                                                      ---------
                                                                         27,868
                                                                      ---------
Total Common Stocks
   (Cost $2,302,386)                                                  2,391,992
                                                                      ---------

U.S. Treasury Obligation -- 0.1%
   U. S. Treasury Bill
     0.000%, 02/03/00 (A)                                   2,700         2,656
                                                                      ---------
Total U.S. Treasury Obligation
   (Cost $2,658)                                                          2,656
                                                                      ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999


Large Cap Value Fund--Concluded
--------------------------------------------------------------------------------
                                                    Face                Market
Description                                   Amount (000)/Shares    Value (000)
--------------------------------------------------------------------------------
Repurchase Agreement -- 1.9%
   J.P. Morgan
     5.350%, dated 09/30/99, matures
     10/01/99, repurchase price
     $47,000,000 (collateralized by
     U.S. Treasury Note, par value
     $46,345,000, 6.250%, 04/30/01,
     total market value: $47,933,000)                     $46,994    $   46,994
                                                                     ----------
Total Repurchase Agreement
   (Cost $46,994)                                                        46,994
                                                                     ----------

Money Market -- 0.1%
   Evergreen Select Money
     Market Fund                                            2,614         2,614
                                                                     ----------
Total Money Market
   (Cost $2,614)                                                          2,614
                                                                     ----------
Total Investments -- 99.7%
   (Cost $2,354,652)                                                  2,444,256
                                                                     ----------
Other Assets and Liabilities, Net-- 0.3%                                  8,284
                                                                     ----------

Net Assets:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 129,289,781 outstanding shares
   of beneficial interest                                             2,249,122
Undistributed net investment income                                       7,716
Accumulated net realized gain
   on investments                                                       107,072
Net unrealized depreciation on futures                                     (974)
Net unrealized appreciation on investments                               89,604
                                                                     ----------
Total Net Assets -- 100.0%                                           $2,452,540
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $18.97
                                                                     ==========
* Non-income producing security
(A) Security pledged as collateral on open futures contract.
Cl -- Class
FNMA -- Federal National Mortgage Association
Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.

Large Cap Growth Fund
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Common Stocks -- 97.0%
Aircraft -- 1.9%
   Allied Signal                                          391,500     $  23,466
   United Technologies                                    448,700        26,614
                                                                      ---------
                                                                         50,080
                                                                      ---------
Automotive -- 0.3%
   Delphi Automotive Systems*                             426,200         6,846
                                                                      ---------
Banks -- 3.0%
   Bank of America                                        455,600        25,371
   Chase Manhattan                                        253,100        19,077
   MBNA                                                 1,481,987        33,808
                                                                      ---------
                                                                         78,256
                                                                      ---------
Beauty Products -- 1.3%
   Avon Products                                          141,500         3,511
   Colgate-Palmolive                                      416,000        19,032
   Procter & Gamble                                       110,600        10,369
                                                                      ---------
                                                                         32,912
                                                                      ---------
Broadcasting, Newspapers &  Advertising -- 2.1%
   Clear Channel Communications*                          172,200        13,754
   Cox Communications*                                    357,000        14,905
   Mediaone Group*                                        381,500        26,061
                                                                      ---------
                                                                         54,720
                                                                      ---------
Communications Equipment -- 1.9%
   Nokia, Cl A, ADR                                       466,600        41,906
   Tellabs*                                               139,000         7,914
                                                                      ---------
                                                                         49,820
                                                                      ---------
Computers & Services -- 11.0%
   Cirrus Logic*                                          196,600        15,826
   Cisco Systems*                                       1,651,700       113,245
   Dell Computer*                                       2,402,000       100,434
   EMC*                                                   378,100        27,011
   IBM                                                    268,000        32,528
                                                                      ---------
                                                                        289,044
                                                                      ---------
Drugs -- 8.8%
   Amgen*                                                 145,000        11,817
   Bristol-Myers Squibb                                   791,800        53,446
   Genentech*                                              82,400        12,056
   Pfizer                                               1,878,600        67,512
   Schering Plough                                      1,184,000        51,652
   Warner Lambert                                         540,600        35,882
                                                                      ---------
                                                                        232,365
                                                                      ---------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Electrical Services -- 0.5%
   AES*                                                   234,000     $  13,806
                                                                      ---------
Entertainment -- 0.6%
   Mirage Resorts*                                      1,139,500        16,024
                                                                      ---------
Financial Services -- 3.1%
   Associates First Capital                               575,800        20,729
   Charles Schwab                                         508,400        17,127
   Goldman Sachs Group*                                    20,700         1,263
   Morgan Stanley                                         341,200        30,431
   T. Rowe Price & Associates                             403,900        11,082
                                                                      ---------
                                                                         80,632
                                                                      ---------
Food, Beverage & Tobacco -- 1.2%
   Coca-Cola                                              471,000        22,637
   Philip Morris                                          294,400        10,065
                                                                      ---------
                                                                         32,702
                                                                      ---------
Gas/Natural Gas -- 1.2%
   Enron                                                  744,600        30,715
                                                                      ---------
Household Products -- 3.5%
   Gillette                                               246,700         8,372
   Solectron*                                           1,153,800        82,857
                                                                      ---------
                                                                         91,229
                                                                      ---------
Insurance -- 4.7%
   American International Group                           639,512        55,598
   Citigroup                                              898,800        39,547
   Progressive of Ohio                                    211,300        17,261
   Providian Financial                                    149,500        11,839
                                                                      ---------
                                                                        124,245
                                                                      ---------
Machinery -- 1.3%
   Applied Materials*                                     313,100        24,324
   Baker Hughes                                           362,900        10,524
                                                                      ---------
                                                                         34,848
                                                                      ---------
Medical Products & Services -- 1.4%
   Guidant                                                165,400         8,870
   Medimmune*                                              75,600         7,534
   Medtronic                                              563,000        19,986
                                                                      ---------
                                                                         36,390
                                                                      ---------
Miscellaneous Business Services-- 8.6%
   Altera*                                                654,500        28,389
   Microsoft*                                           1,406,400       127,367
   Pixar*                                                 217,600         8,187
   Siebel Systems*                                        434,400        28,942
   Sun Microsystems*                                      369,800        34,391
                                                                      ---------
                                                                        227,276
                                                                      ---------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Miscellaneous Consumer Services -- 0.4%
   Robert Half International*                             454,800     $  10,915
                                                                      ---------
Miscellaneous Manufacturing -- 6.3%
   General Electric                                       543,500        64,439
   TYCO International, Ltd.                               984,900       101,691
                                                                      ---------
                                                                        166,130
                                                                      ---------
Petroleum & Fuel Products -- 1.3%
   Noble Drilling*                                        667,000        14,591
   Schlumberger                                           300,900        18,750
                                                                      ---------
                                                                         33,341
                                                                      ---------
Printing & Publishing -- 1.7%
   Time Warner                                            477,900        29,032
   Viacom, Cl B*                                          370,000        15,632
                                                                      ---------
                                                                         44,664
                                                                      ---------
Professional Services -- 1.1%
   Gartner Group, Cl B*                                         1          --
   Paychex                                                467,300        15,947
   Veritas Software*                                      154,000        11,694
                                                                      ---------
                                                                         27,641
                                                                      ---------
Railroads -- 0.9%
   Kansas City Southern Industries                        525,200        24,389
                                                                      ---------
Retail -- 10.3%
   Bed Bath & Beyond*                                     272,200         9,510
   Dayton-Hudson                                          198,000        11,892
   Dollar Tree Stores*                                    201,200         8,035
   Home Depot                                           1,390,500        95,423
   Kohls*                                                 764,100        50,526
   Kroger*                                                962,900        21,244
   Lowe's                                                 276,000        13,455
   Safeway*                                               287,600        10,947
   The Gap                                                414,000        13,248
   Wal-Mart Stores                                        754,500        35,886
                                                                      ---------
                                                                        270,166
                                                                      ---------
Semi-Conductors/Instruments -- 7.7%
   Intel                                                1,728,200       128,427
   Maxim Integrated Products*                             584,100        36,853
   PMC-Sierra*                                            108,200        10,008
   Texas Instruments                                      191,800        15,776
   Vitesse Semiconductor*                                 135,400        11,560
                                                                      ---------
                                                                        202,624
                                                                      ---------
Software -- 1.1%
   America Online*                                        128,500        13,364
   BMC Software*                                          230,100        16,467
                                                                      ---------
                                                                         29,831
                                                                      ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999


Large Cap Growth Fund--Continued
--------------------------------------------------------------------------------
                                                       Shares/Face     Market
Description                                            Amount (000)  Value (000)
--------------------------------------------------------------------------------
Telephones & Telecommunication -- 9.3%
   Alltel                                                 253,300    $   17,826
   AT&T-Liberty Media, Cl A*                            1,443,900        53,605
   Lucent Technologies                                    812,500        52,711
   MCI WorldCom*                                        1,010,600        72,637
   McLeod USA, Cl A*                                      230,600         9,815
   Motorola                                               273,500        24,068
   Vodafone Group PLC ADR                                  60,500        14,384
                                                                     ----------
                                                                        245,046
                                                                     ----------
Wholesale -- 0.5%
   Costco*                                                173,900        12,521
                                                                     ----------
Total Common Stocks
   (Cost $1,833,397)                                                  2,549,178
                                                                     ----------

U.S. Treasury Obligation -- 0.1%
   U.S. Treasury Bill
     0.000%, 02/03/00 (A)                                   2,700         2,656
                                                                     ----------
Total U.S. Treasury Obligation
   (Cost $2,658)                                                          2,656
                                                                     ----------

Commercial Paper -- 1.1%
   Ford Motor Credit
     5.370%, 10/01/99                                      11,308        11,308
     5.390%, 10/04/99                                       1,473         1,472
     5.330%, 10/05/99                                       8,982         8,977
   Prudential Funding
      5.350%, 10/01/99                                      6,483         6,482
                                                                     ----------
Total Commercial Paper
   (Cost $28,240)                                                        28,239
                                                                     ----------

Repurchase Agreement -- 2.1%
   Morgan Stanley
     5.180%, dated 09/30/99, matures
     10/01/99, repurchase price
     $56,190,000 (collateralized by
     U.S. Treasury Bond, par value
     $48,439,000, 8.125%, 08/15/19,
     total market value: $57,331,000)                     $56,182        56,182
                                                                     ----------
Total Repurchase Agreement
   (Cost $56,182)                                                        56,182
                                                                     ----------

Money Markets  -- 0.7%
   Evergreen Select Money
     Market Fund                                            3,079         3,079
   SEI Daily Income Trust Prime
     Obligation Fund                                       16,156        16,156
                                                                     ----------
Total Money Markets
   (Cost $19,235)                                                        19,235
                                                                     ----------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Total Investments -- 101.1%
   (Cost $1,939,712)                                                 $2,655,490
                                                                     ----------
Other Assets and Liabilities, Net -- (1.1%)                             (28,683)
                                                                     ----------

Net Assets:
Portfolio Shares of Class A (unlimited
   authorization -- no par value)
   based on 91,918,414 outstanding
   shares of beneficial interest                                      1,827,341
Accumulated net realized gain
   on investments                                                        84,571
Net unrealized depreciation on futures                                     (883)
Net unrealized appreciation on investments                              715,778
                                                                     ----------
Total Net Assets -- 100.0%                                           $2,626,807
                                                                     ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $28.58
                                                                     ==========

* Non-income producing security
(A) Security has been pledged as collateral on open futures contracts. ADR -- American Depository Receipt
Cl -- Class
Ltd. -- Limited
PLC -- Public Limited Company
The accompanying notes are an integral part of the financial statements.


Tax-Managed Large
Cap Fund

Common Stocks -- 95.1%
Aerospace & Defense -- 0.2%
   Litton Industries*                                      13,300    $      728
   Lockheed Martin                                         12,500           409
                                                                     ----------
                                                                          1,137
                                                                     ----------
Air Transportation -- 0.2%
   Delta Air Lines                                         34,700         1,683
                                                                     ----------
Aircraft -- 2.1%
   Allied Signal                                          131,700         7,894
   United Technologies                                    121,114         7,184
                                                                     ----------
                                                                         15,078
                                                                     ----------
Apparel/Textiles -- 0.4%
   VF                                                      91,300         2,830
                                                                     ----------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Automotive -- 1.4%
   Ford Motor                                             131,100     $   6,580
   Genuine Parts                                          130,200         3,458
                                                                      ---------
                                                                         10,038
                                                                      ---------
Banks -- 9.7%
   Bank of America                                        326,000        18,154
   Bank One                                               313,630        10,918
   Bankboston                                              92,000         3,990
   Chase Manhattan                                        114,700         8,646
   Comerica                                                40,900         2,071
   First Union                                            283,000        10,064
   Fleet Financial Group                                   74,100         2,714
   Golden West Financial                                   25,300         2,486
   MBNA                                                   288,000         6,570
   PNC Bank                                                36,200         1,907
   Republic New York                                       20,000         1,229
                                                                      ---------
                                                                         68,749
                                                                      ---------
Beauty Products -- 0.7%
   Avon Products                                           24,000           595
   Colgate-Palmolive                                       71,700         3,280
   Dial                                                    50,000         1,275
                                                                      ---------
                                                                          5,150
                                                                      ---------
Broadcasting, Newspapers &  Advertising -- 0.6%
   Mediaone Group*                                         60,500         4,133
                                                                      ---------
Building & Construction -- 0.2%
   Centex                                                  45,000         1,330
                                                                      ---------
Chemicals -- 2.4%
   Dow Chemical                                            78,400         8,908
   Eastman Chemical                                        26,600         1,064
   Lubrizol                                                28,300           727
   Millenium Chemicals                                     50,600         1,034
   Nalco Chemical                                          13,900           702
   Praxair                                                 62,100         2,857
   Union Carbide                                           30,200         1,716
                                                                      ---------
                                                                         17,008
                                                                      ---------
Communications Equipment -- 1.9%
   GTE                                                     49,000         3,767
   Nokia, Cl A, ADR                                        73,300         6,583
   Tellabs*                                                53,000         3,018
                                                                      ---------
                                                                         13,368
                                                                      ---------
Computers & Services -- 7.2%
   Ceridian*                                               96,000         2,388
   Cirrus Logic*                                           46,000         3,703
   Cisco Systems*                                         216,500        14,844
   Dell Computer*                                         288,900        12,080
   IBM                                                    101,700        12,344

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Quantum -Dlt & Storagesystems*                          71,700     $   1,008
   Quantum Corp-Hard Diskdrive*                            35,850           267
   Seagate Technology*                                    148,300         4,569
                                                                      ---------
                                                                         51,203
                                                                      ---------
Concrete & Mineral Products -- 0.1%
   Owens-Corning Fiberglass                                20,700           449
                                                                      ---------
Containers & Packaging -- 0.5%
   Crown Cork & Seal                                       90,000         2,182
   Owens-Illinois*                                         83,300         1,650
                                                                      ---------
                                                                          3,832
                                                                      ---------
Drugs -- 6.0%
   Abbott Laboratories                                    100,000         3,675
   Amgen*                                                  51,800         4,222
   Bristol-Myers Squibb                                   202,600        13,675
   Pfizer                                                 155,400         5,585
   Schering Plough                                        272,500        11,888
   Warner Lambert                                          49,300         3,272
                                                                      ---------
                                                                         42,317
                                                                      ---------
Electrical Services -- 4.1%
   AES*                                                    37,500         2,212
   American Electric Power                                  7,500           256
   Central & South West                                    80,000         1,690
   Cinergy                                                 90,000         2,548
   FirstEnergy*                                           162,900         4,154
   New Century Energies                                    84,000         2,809
   Northern States Power                                   52,000         1,121
   PG&E                                                   238,600         6,174
   Pinnacle West Capital                                   78,000         2,837
   Public Service Enterprise Group                         77,000         2,974
   Wisconsin Energy                                       111,100         2,604
                                                                      ---------
                                                                         29,379
                                                                      ---------
Entertainment -- 0.3%
   King World Productions*                                 47,000         1,762
                                                                      ---------
Financial Services -- 2.9%
   Associates First Capital                                86,700         3,121
   FNMA                                                    36,100         2,263
   Household International                                 71,000         2,849
   Morgan Stanley                                         101,000         9,008
   SLM Holding                                             69,000         2,967
                                                                      ---------
                                                                         20,208
                                                                      ---------
Food, Beverage & Tobacco -- 3.8%
   Coca-Cola                                               52,000         2,499
   Conagra                                                260,000         5,866
   General Mills                                           47,700         3,870
   IBP                                                     24,400           602
   Philip Morris                                           80,800         2,762
   Quaker Oats                                             62,000         3,836

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999


Tax Managed Large Cap Fund--Concluded
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Ralston-Ralston Purina Group                           120,000     $   3,338
   RJ Reynolds Tobacco Holdings*                            7,566           204
   Sara Lee                                                80,300         1,882
   Tyson Foods                                            137,700         2,263
                                                                      ---------
                                                                         27,122
                                                                      ---------
Gas/Natural Gas -- 0.4%
   El Paso Natural Gas                                     53,000         2,110
   Utilicorp United                                        41,600           876
                                                                      ---------
                                                                          2,986
                                                                      ---------
Household Products -- 1.8%
   Maytag                                                  33,000         1,099
   Solectron*                                             129,100         9,271
   Whirlpool                                               35,000         2,286
                                                                      ---------
                                                                         12,656
                                                                      ---------
Insurance -- 4.5%
   Aetna                                                    6,500           320
   American General                                        12,800           809
   American International Group                            51,300         4,460
   Chubb                                                   81,600         4,065
   Cigna                                                    7,020           546
   Citigroup                                              253,000        11,132
   Conseco                                                140,000         2,704
   MBIA                                                    45,000         2,098
   Pacificare Health Systems*                               1,550            67
   Safeco                                                  90,000         2,520
   St. Paul                                                13,000           358
   XL Capital, Cl A                                        66,500         2,993
                                                                      ---------
                                                                         32,072
                                                                      ---------
Leisure Products -- 0.6%
   Mattel                                                 222,000         4,218
                                                                      ---------
Machinery -- 0.8%
   Applied Materials*                                      47,600         3,698
   Ingersoll Rand                                          42,000         2,307
                                                                      ---------
                                                                          6,005
                                                                      ---------
Medical Products & Services -- 1.4%
   Guidant                                                 33,300         1,786
   Johnson & Johnson                                       52,200         4,796
   Medtronic                                               88,400         3,138
                                                                      ---------
                                                                          9,720
                                                                      ---------
Miscellaneous Business Services -- 4.5%
   Adaptec*                                                59,500         2,361
   Altera*                                                103,000         4,468
   Microsoft*                                             175,300        15,876
   Oracle Systems*                                        133,200         6,061
   Sun Microsystems*                                       33,000         3,069
                                                                      ---------
                                                                         31,835
                                                                      ---------
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Miscellaneous Manufacturing -- 4.6%
   Cooper Industries                                       56,500     $   2,641
   General Electric                                       159,300        18,887
   Tyco International Ltd.                                109,100        11,265
                                                                      ---------
                                                                         32,793
                                                                      ---------
Paper & Paper Products -- 2.8%
   Champion International                                  34,900         1,793
   Consolidated Papers                                     27,700           744
   Georgia-Pacific                                         57,600         2,333
   International Paper                                    140,348         6,745
   Kimberly-Clark                                          50,000         2,625
   Mead                                                     4,400           151
   Smurfit-Stone Container*                               135,000         2,919
   Temple-Inland                                           18,500         1,119
   Westvaco                                                13,800           354
   Willamette Industries                                   25,000         1,078
                                                                      ---------
                                                                         19,861
                                                                      ---------
Petroleum & Fuel Products -- 1.9%
   Atlantic Richfield                                      37,000         3,279
   Noble Drilling*                                        107,200         2,345
   Occidental Petroleum                                   171,000         3,954
   Phillips Petroleum                                      48,700         2,374
   Transocean Offshore                                     44,700         1,369
                                                                      ---------
                                                                         13,321
                                                                      ---------
Petroleum Refining -- 2.4%
   Ashland                                                 31,800         1,069
   Coastal                                                 61,500         2,518
   Conoco*                                                123,000         3,413
   Exxon                                                   49,200         3,736
   Lyondell Petrochemical                                  24,000           321
   Mobil                                                   58,000         5,844
                                                                      ---------
                                                                         16,901
                                                                      ---------
Printing & Publishing -- 2.0%
   Gannett                                                 35,000         2,422
   New York Times, Cl A                                    23,900           896
   Time Warner                                             72,600         4,410
   Tribune                                                 76,000         3,781
   Viacom, Cl B*                                           61,000         2,577
                                                                      ---------
                                                                         14,086
                                                                      ---------
Railroads -- 1.7%
   Norfolk Southern                                       213,000         5,219
   Union Pacific                                          139,400         6,700
                                                                      ---------
                                                                         11,919
                                                                      ---------
Retail -- 8.4%
   Dayton-Hudson                                           30,500         1,832
   Dillards Incorporated, Cl A                             28,800           585
   Federated Department Stores*                           180,500         7,886
   Home Depot                                             120,700         8,283

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   JC Penney                                               65,500     $   2,252
   Kohl's*                                                 81,700         5,402
   Kroger*                                                146,100         3,223
   May Department Stores                                  148,200         5,400
   Safeway                                                 70,000         2,664
   Sears Roebuck                                          124,000         3,891
   Tech Data*                                              17,600           410
   The Gap                                                133,950         4,286
   TJX                                                     94,100         2,641
   Wal-Mart Stores                                        236,200        11,234
                                                                      ---------
                                                                         59,989
                                                                      ---------
Rubber & Plastic -- 1.2%
   BF Goodrich                                            110,100         3,193
   Cooper Tire & Rubber                                    38,200           673
   Goodyear Tire & Rubber                                  33,600         1,617
   Sealed Air*                                             40,000         2,053
   Sonoco Products                                         45,000         1,027
                                                                      ---------
                                                                          8,563
                                                                      ---------
Semi-Conductors/Instruments -- 2.4%
   Intel                                                  229,300        17,040
                                                                      ---------
Software -- 1.5%
   America Online*                                         44,300         4,607
   BMC Software*                                           88,000         6,298
                                                                      ---------
                                                                         10,905
                                                                      ---------
Specialty Construction -- 0.2%
   Fortune Brands                                          34,000         1,097
                                                                      ---------
Specialty Machinery -- 0.3%
   American Standard*                                      60,000         2,303
                                                                      ---------
Steel & Steel Works -- 0.4%
   Alcan Aluminum                                          39,200         1,225
   Alcoa                                                   20,600         1,278
                                                                      ---------
                                                                          2,503
                                                                      ---------
Telephones & Telecommunication -- 5.8%
   Alltel                                                  55,000         3,871
   Ameritech                                               80,000         5,375
   AT&T                                                   141,700         6,164
   AT&T Liberty Media, Cl A*                              198,700         7,377
   Lucent Technologies                                    104,900         6,805
   MCI WorldCom*                                          162,500        11,680
                                                                      ---------
                                                                         41,272
                                                                      ---------
Transportation Services -- 0.4%
   CSX                                                     74,000         3,136
                                                                      ---------
Wholesale -- 0.4%
   Arrow Electronics*                                      52,200           920
   Avnet                                                    6,000           252
   Bergen Brunswig, Cl A                                   75,000           778
   Ingram Micro*                                           90,000         1,159
                                                                      ---------
                                                                          3,109
                                                                      ---------
Total Common Stocks
   (Cost $640,708)                                                      675,066
                                                                      ---------

--------------------------------------------------------------------------------
                                                           Face        Market
Description                                            Amount (000)  Value (000)
--------------------------------------------------------------------------------
U.S. Treasury Obligation -- 0.2%
   U.S. Treasury Bill
     0.000%, 02/03/00 (A)                               $   1,600     $   1,574
                                                                      ---------
Total U.S. Treasury Obligation
   (Cost $1,575)                                                          1,574
                                                                      ---------

Commercial Paper -- 0.3%
   Ford Motor Credit
     5.370%, 10/01/99                                       2,033         2,033
                                                                      ---------
Total Commercial Paper
   (Cost $2,033)                                                          2,033
                                                                      ---------

Repurchase Agreement -- 3.2%
   Morgan Stanley
     5.23%, dated 09/30/99, matures
     10/01/99, repurchase price
     $23,081,000 (collateralized by
     various Government Obligations,
     par value $93,015,000, 0.000%,
     10/15/19-01/15/24, total
     market value: $23,655,000)                            23,077        23,077
                                                                      ---------
Total Repurchase Agreement
   (Cost $23,077)                                                        23,077
                                                                      ---------

Money Market -- 0.7%
   Evergreen Select Money
     Market Fund                                            4,814         4,814
                                                                      ---------
Total Money Market
   (Cost $4,814)                                                          4,814
                                                                      ---------
Total Investments -- 99.5%
   (Cost $672,207)                                                      706,564
                                                                      ---------
Other Assets and Liabilities, Net -- 0.5%                                 3,572
                                                                      ---------

Net Assets:
Portfolio Shares of Class A (unlimited
   authorization -- no par value)
   based on 56,125,462 outstanding
   shares of beneficial interest                                        673,418
Undistributed net investment income                                       1,200
Accumulated net realized gain
   on investments                                                         1,379
Net unrealized depreciation on futures                                     (218)
Net unrealized appreciation on investments                               34,357
                                                                      ---------
Total Net Assets -- 100.0%                                            $ 710,136
                                                                      =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                         $   12.65
                                                                      =========
*Non-income producing security
(A) Security pledged as collateral on open futures contract.
ADR -- American Depository Receipt
Cl -- Class
FNMA -- Federal National Mortgage Association
Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999


Small Cap Value Fund
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Common Stocks -- 95.9%
Aerospace & Defense -- 1.6%
   Cordant Technologies                                    22,400     $     682
   Esco Electronics*                                       51,050           568
   Gencorp                                                150,000         2,747
   General Cable*                                         171,500         2,058
   Homebase*                                              476,000         1,874
   Howmet International*                                   85,000         1,190
                                                                      ---------
                                                                          9,119
                                                                      ---------
Air Transportation -- 0.5%
   Airborne Freight                                        38,900           819
   Alaska Airgroup*                                        31,000         1,261
   America West Holdings, Cl B*                            57,700           999
                                                                      ---------
                                                                          3,079
                                                                      ---------
Aircraft -- 0.1%
   Tristar Aerospace*                                     124,900           765
                                                                      ---------
Apparel/Textiles -- 0.8%
   Delta Woodside Industries                              106,300           292
   Guilford Mills                                         158,300         1,365
   Kellwood                                                28,770           633
   Pillowtex                                               31,470           236
   Ralph Lauren*                                          124,000         2,224
                                                                      ---------
                                                                          4,750
                                                                      ---------
Automotive -- 3.0%
   Arctic Cat                                             209,600         2,004
   Arvin Industries                                        90,800         2,809
   Borg-Warner Automotive                                  18,910           813
   Clarcor                                                101,400         1,705
   Dura Automotive Systems*                                13,100           315
   JLG Industries                                         115,300         1,751
   Kaydon                                                  31,600           786
   Midas*                                                  95,100         1,961
   Modine Manufacturing                                    50,000         1,166
   Regal Beloit                                           115,100         2,388
   Smith (A.O.)                                            58,550         1,771
                                                                      ---------
                                                                         17,469
                                                                      ---------
Banks -- 6.2%
   Andover Bancorp                                         26,362           793
   Bancorpsouth                                            95,600         1,619
   Bancwest                                                52,100         2,117
   Bank United, Cl A*                                      30,100           974
   Chittenden                                              47,600         1,357
   City National                                           70,200         2,356
   Cullen/Frost Bankers                                    50,200         1,255
   Dime Bancorp*                                           30,242           529
   Dime Community Bancorp*                                102,300         2,123
   Downey Financial                                        34,580           696
   Firstfed Financial*                                     49,440           859
   Flagstar Bancorp                                        33,400           514


--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Imperial Bancorp*                                      106,200     $   2,257
   John Hancock Bank &
     Thrift Opportunity                                   208,900         1,776
   Republic Bancorp                                        15,238           176
   Richmond County Financial*                             240,100         4,517
   Roslyn Bancorp                                          68,121         1,218
   Staten Island Bancorp*                                 231,500         4,355
   Webster Financial                                      133,700         3,409
   Westamerica Bancorporation                              90,200         2,729
                                                                      ---------
                                                                         35,629
                                                                      ---------
Beauty Products -- 0.9%
   Church & Dwight                                         45,500         1,137
   Playtex Products*                                      278,400         4,106
                                                                      ---------
                                                                          5,243
                                                                      ---------
Broadcasting, Newspapers &  Advertising -- 1.1%
   Enstar Group*                                           40,700           636
   Grey Advertising                                         6,800         2,502
   On Command                                              78,300         1,488
   Young Broadcasting, Cl A*                               30,500         1,597
                                                                      ---------
                                                                          6,223
                                                                      ---------
Building & Construction -- 1.4%
   Centex                                                  40,360         1,193
   Pulte                                                  113,000         2,458
   Ryland Group                                            43,800           996
   Standard Pacific                                       200,400         2,054
   Webb (Del E.)                                           47,100         1,036
                                                                      ---------
                                                                          7,737
                                                                      ---------
Building & Construction Supplies -- 2.6%
   Centex Construction Products                            14,300           531
   Giant Cement Holdings*                                 113,700         2,608
   Lone Star Industries                                   186,620         9,308
   MDC Holdings                                            90,090         1,458
   Nortek*                                                 26,120           891
                                                                      ---------
                                                                         14,796
                                                                      ---------
Chemicals -- 2.8%
   Airgas*                                                168,900         1,963
   Albemarle                                               14,900           300
   American Pacific*                                      135,100         1,064
   Cambrex                                                 78,900         2,086
   CFC International*                                      43,300           363
   Cytec Industries*                                      111,200         2,669
   Dexter                                                 110,150         4,110
   Ethyl                                                  168,300           652
   Geon                                                    24,100           621
   Macdermid                                               29,300           998
   Terra Industries                                       298,200           503
   Wellman                                                 42,100           760
                                                                      ---------
                                                                         16,089
                                                                      ---------
26

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Communications -- 0.1%
   National Dentex*                                        30,800     $     526
                                                                      ---------
Communications Equipment -- 2.6%
   Andrew*                                                121,400         2,109
   Dii Group*                                             145,800         5,130
   Harman International                                    24,000         1,009
   Intervoice*                                            157,000         1,737
   Tekelec*                                                90,200         1,246
   Vishay Intertechnology*                                153,375         3,643
                                                                      ---------
                                                                         14,874
                                                                      ---------
Computers & Services -- 1.0%
   Astro Med                                               37,200           214
   Bell & Howell*                                          60,800         2,231
   Intelligent Systems                                     80,400           191
   Maxtor Corp*                                           186,700         1,231
   SCM Microsystems*                                       22,700         1,031
   Western Digital*                                       237,600           891
                                                                      ---------
                                                                          5,789
                                                                      ---------
Concrete & Mineral Products -- 0.6%
   Dal-Tile International*                                280,300         2,225
   Florida Rock Industries                                 34,240         1,190
                                                                      ---------
                                                                          3,415
                                                                      ---------
Consumer Products -- 1.2%
   Brown Shoe                                              46,400           850
   Justin Industries                                      111,700         1,585
   Public Service of New Mexico                           149,970         2,737
   R.G. Barry                                             270,100         1,654
                                                                      ---------
                                                                          6,826
                                                                      ---------
Containers & Packaging -- 1.3%
   Ball                                                   105,100         4,631
   Greif Brothers                                          74,700         2,110
   Ivex Packaging*                                         51,200           512
                                                                      ---------
                                                                          7,253
                                                                      ---------
Drugs -- 1.3%
   Alpharma, Cl A                                          17,600           621
   Barr Laboratories*                                      47,400         1,505
   Ivax                                                   251,900         4,156
   Ocular Sciences*                                        44,900           870
                                                                      ---------
                                                                          7,152
                                                                      ---------
Electrical Services -- 2.6%
   Calpine*                                                13,300         1,131
   Cleco                                                   40,080         1,300
   Conectiv                                                83,400         1,637
   El Paso Electric*                                      596,700         5,370
   Emcor Group*                                            63,300         1,219

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Idacorp                                                 29,800     $     898
   Nstar*                                                  41,047         1,591
   Rgs Energy Group                                        19,000           466
   United Illuminating                                     21,800         1,055
                                                                      ---------
                                                                         14,667
                                                                      ---------
Electrical Technology -- 0.4%
   Belden                                                  45,300           929
   Smart Modular*                                          35,400         1,206
                                                                      ---------
                                                                          2,135
                                                                      ---------
Entertainment -- 0.4%
   Anchor Gaming*                                          21,800         1,297
   Cinar Films, Cl B*                                      30,100           911
                                                                      ---------
                                                                          2,208
                                                                      ---------
Environmental Services -- 0.4%
   Casella Waste Systems, Cl A*                            60,500         1,010
   Gundle/SLT Environmental*                              211,800           635
   IT Group*                                               30,800           295
   Sevenson Environmental Services                         18,900           175
                                                                      ---------
                                                                          2,115
                                                                      ---------
Financial Services -- 8.5%
   Acceptance Insurance*                                  171,600         2,188
   Amli Residential Properties                             57,150         1,200
   Arden Realty Group                                      67,400         1,466
   Asset Investors  (Del)                                  90,600         1,206
   Avalonbay Communities                                   42,400         1,436
   Boston Properties                                       36,500         1,120
   Capital Southwest                                       22,300         1,639
   Charles E. Smith Residential Realty                     50,550         1,728
   Cornerstone Properties                                  78,100         1,191
   Dain Rauscher                                           44,400         2,176
   Doral Financial                                         90,500         1,210
   Duff & Phelps Credit Rating                              7,600           608
   Equity Office Properties Trust                          50,300         1,169
   Equity Residential Properties Trust                     34,350         1,456
   Essex Property Trust                                    40,700         1,422
   Federal Realty Investment Trust                         57,500         1,204
   Franchise Finance  of America                          136,000         3,179
   Heller Financial*                                       97,800         2,201
   Highwoods Properties                                    71,300         1,845
   HRPT Properties Trust                                   98,800         1,149
   John Nuveen, CL A                                        4,100           153
   JSB Financial                                           21,850         1,251
   Kilroy Realty*                                          76,400         1,733
   Legg Mason                                              81,300         3,115
   Metris*                                                 28,842           849
   Nationwide Health Properties                           124,100         2,063
   Pacific Gulf Properties                                 94,950         2,107

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999


Small Cap Value Fund--Continued
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Somerset Group                                          22,700     $     400
   Spieker Properties                                      40,250         1,396
   Starwood Hotels and Resorts
     World Wide*                                           88,100         1,966
   White Mountains Insurance Group                         19,300         2,618
                                                                      ---------
                                                                         48,444
                                                                      ---------
Food, Beverage & Tobacco -- 3.5%
   Adolph Coors, Cl B                                      22,830         1,236
   Aurora Foods*                                          182,100         2,914
   Corn Products International                             48,000         1,461
   Dean Foods                                              99,100         4,317
   M & F Worldwide*                                       207,800         1,662
   Pilgrim's Pride Cl A*                                   16,100            83
   Pilgrims Pride                                          32,200           280
   Ralcorp Holdings*                                       33,100           585
   Rare Hospitality*                                       37,900           820
   Robert Mondavi*                                         56,300         2,115
   Ryan's Family Steak Houses*                            226,380         2,037
   Smithfield Foods*                                       75,000         2,006
   Universal Foods                                         33,600           771
                                                                      ---------
                                                                         20,287
                                                                      ---------
Gas/Natural Gas -- 2.3%
   Connecticut Energy                                      37,220         1,440
   Energen                                                 36,460           738
   Oneok*                                                  83,700         2,537
   Southwest Gas                                           46,400         1,250
   UGI                                                     91,300         2,123
   Washington Gas Light                                   112,800         3,060
   Wicor                                                   61,400         1,784
                                                                      ---------
                                                                         12,932
                                                                      ---------
Glass Products -- 0.3%
   Libbey*                                                 54,300         1,605
                                                                      ---------
Hotels & Lodging -- 0.2%
   Supertel Hospitality*                                   92,600         1,186
                                                                      ---------
Household Furniture & Fixtures -- 0.7%
   Chromcraft Revington*                                   29,000           363
   Ethan Allen Interiors                                   46,200         1,470
   Furniture Brands International*                         50,000           984
   O'Sullivan Industries Holdings*                         66,280           994
                                                                      ---------
                                                                          3,811
                                                                      ---------
Household Products -- 1.0%
   Genlyte Group*                                          90,900         2,159
   NCH                                                     12,730           575
   Salton/Maxim Housewares*                                32,000           966
   Simpson Manufacturing*                                  26,000         1,219
   Thomas Industries                                       42,595           796
                                                                      ---------
                                                                          5,715
                                                                      ---------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Insurance -- 7.0%
   American Heritage Life Insurance                        35,900     $   1,140
   Amerus Life Holdings, Cl A*                             73,100           731
   Annuity & Life Re Holdings*                            115,600         2,876
   Arthur J. Gallegher                                     38,600         2,055
   Chicago Title                                           41,500         1,657
   CNA Surety*                                            118,700         1,558
   Delphi Financial Group, Cl A*                           19,067           576
   E.W. Blanch Holdings                                    45,000         2,931
   Everest Reinsurance Holdings                            46,900         1,117
   FBL Financial Group Cl A                                44,600           920
   Financial Security Assurance
     Holdings                                              44,900         2,321
   First American Financial                                89,725         1,200
   Frontier Insurance Group                               214,300         1,875
   HCC Insurance Holdings                                  72,200         1,214
   Hilb, Rogal & Hamilton                                 134,500         3,371
   Horace Mann Educators                                   12,300           231
   Landamerica Financial Group                              7,400           146
   Lasalle Re Holdings                                    105,100         1,458
   Leucadia National                                       50,400         1,058
   Life USA Holdings*                                      36,290           748
   Merchants Group                                         22,400           512
   PMI Group                                              117,920         2,019
   Radian Group                                            62,990         2,705
   Risk Capital Holdings*                                  91,800         1,434
   Scottish Annuity & Life*                                94,800           924
   Stewart Information Services                           131,000         2,399
   Superior National Insurance*                            43,700           615
                                                                      ---------
                                                                         39,791
                                                                      ---------
Leasing & Renting -- 0.2%
   Rent-A-Center*                                          32,000           596
   Xtra                                                    18,600           739
                                                                      ---------
                                                                          1,335
                                                                      ---------
Leisure Products -- 0.8%
   Boyds Collection Ltd.*                                 116,000         1,421
   Jostens                                                128,100         2,450
   Standard Motor Products                                 46,500           904
                                                                      ---------
                                                                          4,775
                                                                      ---------
Lumber & Wood Products -- 0.3%
   Champion Enterprises*                                   97,600           878
   T J International                                       37,490           942
                                                                      ---------
                                                                          1,820
                                                                      ---------
Machinery -- 4.0%
   Alliant Techsystems*                                    48,088         3,333
   Amcast Industrial                                       38,310           510
   Aptar Group                                             43,400         1,161
   Asyst Technologies*                                     15,400           508
   Briggs & Stratton                                       11,100           648

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Commercial Intertech                                    38,700     $     467
   Cree Research*                                          35,900         1,218
   Fisher Scientific International*                        76,400         2,206
   Gardner Denver Machinery*                               27,195           411
   Gehl*                                                   21,100           375
   Gleason                                                265,230         4,459
   Lincoln Electric Holdings                              172,700         3,605
   Manitowoc                                               21,400           730
   SPS Technologies*                                       75,600         2,868
   Twin Disc                                               31,800           525
                                                                      ---------
                                                                         23,024
                                                                      ---------
Manufacturing -- 2.5%
   Barnes Group                                            38,450           771
   Commercial Metals                                       65,200         1,875
   L.B. Foster, Cl A*                                     192,900           928
   Mark IV Industries                                      61,900         1,223
   Mueller Industries                                      98,300         2,918
   Newport News Shipbuilding                              191,000         6,172
   Smith Investment                                         5,200           261
                                                                      ---------
                                                                         14,148
                                                                      ---------
Marine Transportation -- 0.2%
   Alexander & Baldwin                                     51,300         1,225
                                                                      ---------
Measuring Devices -- 0.1%
   Moore Products*                                         36,600           828
                                                                      ---------
Medical Products & Services -- 2.7%
   Haemonetics*                                            72,200         1,925
   Hanger Orthopedic Group*                               110,000         1,595
   Idexx*                                                  77,500         1,334
   Lifepoint Hospitals*                                   155,500         1,351
   Orthodontic Centers of America*                         81,000         1,418
   Patterson Dental*                                       32,900         1,631
   Priority Healthcare, Cl B*                              30,105           929
   Quest Diagnostic*                                       87,600         2,278
   Sola International*                                      7,100           110
   Sun Healthcare Group*                                  107,300         3,098
                                                                      ---------
                                                                         15,669
                                                                      ---------
Metals & Mining -- 0.9%
   Cleveland Cliffs                                       106,250         3,307
   Kaiser Aluminum*                                       219,300         1,823
                                                                      ---------
                                                                          5,130
                                                                      ---------
Miscellaneous Business Services -- 2.9%
   Advo Systems*                                          132,300         2,638
   Ardent Software*                                        68,400         1,843
   Burns International Services*                           79,400         1,280
   Cognos*                                                 70,900         1,848
   Complete Business Solutions*                            70,200           961
   Computer Task Group                                     70,000         1,033

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Mastech*                                                54,100     $     730
   Radisys*                                                25,200           989
   Sensormatic Electronics                                303,800         3,854
   Sybase*                                                 99,700         1,178
   Technology Solutions*                                   30,800           435
                                                                      ---------
                                                                         16,789
                                                                      ---------
Miscellaneous Consumer Services -- 0.4%
   Angelica                                                 8,400            97
   Craig, Cl A*                                            97,900           636
   Metamor Worldwide*                                      22,700           403
   Ogden                                                  124,000         1,240
                                                                      ---------
                                                                          2,376
                                                                      ---------
Miscellaneous Manufacturing -- 0.3%
   Department 56*                                          51,500         1,233
   RTI International Metals*                               22,200           222
                                                                      ---------
                                                                          1,455
                                                                      ---------
Miscellaneous Transportation -- 0.1%
   Fleetwood Enterprises                                   27,700           559
                                                                      ---------
Office Furniture & Fixtures -- 0.6%
   Kimball International*                                 141,800         2,730
   PH Glatfelter                                           54,600           897
                                                                      ---------
                                                                          3,627
                                                                      ---------
Paper & Paper Products -- 1.4%
   Chesapeake                                              12,300           372
   Domtar                                                 326,200         3,384
   Fletcher Challenge Energy ADR*                          57,700         1,421
   Mail-Well*                                              60,200           835
   Pope & Talbot*                                          81,800         1,109
   Rock Tenn, Cl A                                         50,800           733
                                                                      ---------
                                                                          7,854
                                                                      ---------
Petroleum & Fuel Products -- 3.8%
   Berry Petroleum                                        116,300         1,577
   Cabot Oil & Gas, Cl A                                   75,500         1,302
   Cal Dive International*                                 43,900         1,504
   Citation*                                               37,300           634
   Forest Oil*                                            204,800         3,494
   Giant Industries                                        44,460           517
   Helmerich & Payne                                       30,300           767
   Louis Dreyfus Natural Gas                               70,800         1,518
   Ocean Energy*                                          265,500         2,705
   Oceaneering International*                              31,000           521
   Patina Oil & Gas                                        64,900           576
   Santa Fe Snyder*                                       208,150         1,873
   Seitel*                                                 83,600           815
   Swift Energy*                                          224,700         2,837
   Tom Brown*                                              79,200         1,168
                                                                      ---------
                                                                         21,808
                                                                      ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999


Small Cap Value Fund--Concluded
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Petroleum Refining -- 2.2%
   Murphy Oil                                              25,000     $   1,352
   Tesoro Petroleum*                                      413,100         6,816
   Trizec Hahn                                             93,250         1,766
   Valero Energy                                          128,600         2,476
                                                                      ---------
                                                                         12,410
                                                                      ---------
Printing & Publishing -- 0.6%
   Big Flower Holdings*                                    25,800           730
   Courier                                                  7,500           180
   Standard Register                                       11,040           259
   Wallace Computer Services                              128,500         2,602
                                                                      ---------
                                                                          3,771
                                                                      ---------
Professional Services -- 1.2%
   CDI*                                                    59,300         1,620
   Consolidated Graphics*                                  55,000         2,317
   Harding Lawson
     Associates Group*                                     49,800           392
   Navigant Consulting*                                    51,000         2,365
                                                                      ---------
                                                                          6,694
                                                                      ---------
Real Estate -- 0.1%
   Catellus Development*                                   41,700           490
                                                                      ---------
Real Estate Investments Trust -- 0.7%
   Public Storage                                          57,700         1,453
   Reckson Associates Realty                               59,120         1,230
   Urban Shopping Centers                                  58,900         1,708
                                                                      ---------
                                                                          4,391
                                                                      ---------
Repair Services -- 0.2%
   Rollins Truck Leasing                                  103,600         1,049
                                                                      ---------
Retail -- 4.5%
   Action Performance*                                     30,900           651
   BMC West*                                              148,600         2,935
   Children's Place Retail Stores*                         39,200         1,044
   Claire's Stores                                        102,400         1,696
   Dress Barn*                                             42,910           787
   Footstar*                                               53,700         1,893
   Grand Union*                                           315,100         4,303
   Haverty Furniture                                      114,600         1,662
   Michaels Stores*                                       106,400         3,139
   Neiman-Marcus Group                                    105,200         2,459
   Shopko Stores                                           84,560         2,452
   Zale*                                                   79,000         3,027
                                                                      ---------
                                                                         26,048
                                                                      ---------
Rubber & Plastic -- 0.1%
   Cooper Tire & Rubber                                    42,800           754
                                                                      ---------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Semi-Conductors/Instruments -- 1.2%
   FSI International*                                     157,100     $   1,296
   Silicon Valley Group*                                   98,600         1,165
   SIPEX*                                                 104,800         1,500
   Stoneridge*                                            154,900         2,691
                                                                      ---------
                                                                          6,652
                                                                      ---------
Specialty Construction -- 0.5%
   DR Horton*                                             176,300         2,281
   Integrated Electrica*                                   42,000           664
                                                                      ---------
                                                                          2,945
                                                                      ---------
Specialty Machinery -- 1.2%
   Fedders                                                 61,400         1,121
   Powell Industries*                                     137,200         1,183
   Tecumseh Products, Cl A                                 52,100         2,612
   York International                                      49,900         1,793
                                                                      ---------
                                                                          6,709
                                                                      ---------
Steel & Steel Works -- 2.5%
   AK Steel Holding                                       147,800         2,697
   Armco*                                                 144,700         1,013
   Insteel Industries                                     202,300         1,821
   Intermet                                               234,600         1,987
   LTV                                                    259,400         1,410
   National Steel, Cl B*                                   63,330           439
   Reliance Steel & Aluminum                               40,960           860
   Roanoke Electric Steel                                  85,300         1,493
   Ryerson Tull                                            51,400         1,189
   Worthington Industries                                  78,500         1,335
                                                                      ---------
                                                                         14,244
                                                                      ---------
Telephones & Telecommunication -- 0.1%
   Pacific Gateway Exchange*                               44,400           727
                                                                      ---------
Transportation Services -- 0.2%
   GATX                                                    32,880         1,021
                                                                      ---------
Trucking -- 1.0%
   Arkansas Best*                                          40,400           500
   Consolidated Freightways*                               48,400           478
   Pittston Services                                       31,300           726
   US Freightways                                          71,870         3,405
   Yellow*                                                 34,150           566
                                                                      ---------
                                                                          5,675
                                                                      ---------
Wholesale -- 2.0%
   Aviall*                                                108,600         1,113
   Barnett*                                               111,900         1,028
   Bindley Western Industries                             137,866         1,973
   BJ Wholesale Club*                                     161,400         4,771
   Handleman                                               40,200           533

--------------------------------------------------------------------------------
                                                     Shares/Face       Market
Description                                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
   Hughes Supply                                           14,800     $     322
   Universal                                               57,430         1,500
                                                                      ---------
                                                                         11,240
                                                                      ---------
Total Common Stocks
   (Cost $546,703)                                                      548,872
                                                                      ---------

U.S. Treasury Obligation -- 0.4%
   U.S. Treasury Bill
      0.000%, 02/03/00 (A)                                  2,200         2,164
                                                                      ---------
Total U.S. Treasury Obligation
   (Cost $2,166)                                                          2,164
                                                                      ---------

Repurchase Agreements -- 4.5%
   Morgan Stanley
     5.230%, dated 09/30/99, matures
     10/01/99, repurchase price
     $25,008,000 (collateralized by
     Resolution Trust Funding
     Corporation, total par value
     $98,210,000, 8.125%, 10/15/19,
     total market value: $25,631,000)                     $25,005        25,005
   Merrill Lynch
     5.02%, dated 09/30/99, matures
     10/01/99, repurchase price
     $879,000 (collateralized by U.S.
     Treasury Bond, total par value
     $772,469, 8.125%, 08/15/21,
     total market value; $933,481)                            879           879
                                                                      ---------
Total Repurchase Agreements
   (Cost $25,884)                                                        25,884
                                                                      ---------
Total Investments -- 100.8%
   (Cost $574,753)                                                      576,920
                                                                      ---------
Other Assets and Liabilities, Net -- (0.8%)                              (4,795)
                                                                      ---------

Net Assets:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   40,679,846 outstanding shares of
   beneficial interest                                                  573,919
Undistributed net investment income                                         691
Accumulated net realized loss
   on investments                                                        (4,309)
Net unrealized depreciation on futures                                     (343)
Net unrealized appreciation on investments                                2,167
                                                                      ---------
Total Net Assets-- 100.0%                                              $572,125
                                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $14.06
                                                                      =========
*Non-income producing security
(A) Security has been pledged as collateral on open futures contracts.
ADR -- American Depository Receipt
Cl -- Class
Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Small Cap Growth Fund

Common Stocks -- 94.8%
Aerospace & Defense -- 0.7%
   Aeroflex*                                              146,000     $   1,779
   Getty Images*                                           63,300         1,527
   Monaco Coach*                                           97,550         2,378
   Titan                                                   38,500           553
                                                                      ---------
                                                                          6,237
                                                                      ---------
Air Transportation -- 0.5%
   Airtran Holdings*                                      137,200           690
   Alaska Airgroup*                                        23,500           956
   Atlantic Coast Air*                                     57,000         1,012
   Midwest Express Holdings*                               28,700           752
   Skywest                                                 49,900         1,095
                                                                      ---------
                                                                          4,505
                                                                      ---------
Apparel/Textiles -- 0.7%
   Quiksilver*                                            295,900         5,400
   Tommy Hilfiger*                                         42,000         1,184
                                                                      ---------
                                                                          6,584
                                                                      ---------
Automotive -- 0.5%
   Arvin Industries                                        16,700           517
   Borg-Warner                                             24,087         1,036
   Gentex*                                                 66,000         1,363
   Oshkosh Truck                                           31,950           851
   Teleflex                                                15,000           592
                                                                      ---------
                                                                          4,359
                                                                      ---------
Banks -- 1.2%
   Astoria Financial                                       20,000           615
   Commerce Bancorp New Jersey                             17,300           718
   Community First Bankshares                              52,000           877
   Cullen/Frost Bankers                                    43,000         1,075
   Flagstar Bancorp                                        26,500           407
   Greater Bay Bancorp                                     12,400           420
   Hudson United Bancorp                                   21,913           675
   Peoples Heritage Financial Group                        38,000           632
   Richmond County Financial*                              32,500           611
   Southwest Bancorp of Texas*                             35,000           610
   Terayon Communication                                   47,500         2,322
   Trustmark                                               49,600         1,116
   Westamerica Bancorporation                              34,500         1,044
                                                                      ---------
                                                                         11,122
                                                                      ---------
Beauty Products -- 0.1%
   Church & Dwight                                         38,800           970
                                                                      ---------
Broadcasting, Newspapers & Advertising -- 3.5%
   Acme Communications*                                     8,100           251
   Antec*                                                 139,300         7,400
   Citadel Communications*                                136,900         4,672

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999


Small Cap Growth Fund--Continued
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Cox Radio, Cl A*                                        39,100     $   2,326
   Cumulus Media*                                          52,300         1,710
   Cybergold*                                             109,600         1,082
   Emmis Broadcasting*                                     68,000         4,492
   Freeshop.com*                                            5,150            59
   Lamar Advertising*                                      66,200         3,277
   Network Event Theater*                                  21,800           488
   Pegasus Communications*                                 30,500         1,376
   Silknet Software*                                       27,900         1,287
   Tivo*                                                   10,400           311
   Tmp Worldwide*                                          62,100         3,780
   Wink Communications*                                    11,850           518
                                                                      ---------
                                                                         33,029
                                                                      ---------
Building & Construction -- 0.7%
   Carlisle                                                25,200           995
   Crossman Communities*                                   25,000           408
   Granite Construction                                    19,000           495
   Jacobs Engineering Group*                               38,500         1,251
   Ryland Group                                            77,900         1,772
   Standard Pacific                                        83,700           858
   US Home*                                                15,000           417
                                                                      ---------
                                                                          6,196
                                                                      ---------
Building & Construction Supplies -- 0.2%
   Centex Construction Products                            27,400         1,017
   Nortek*                                                 28,200           962
   Universal Forest Products                               18,700           244
                                                                      ---------
                                                                          2,223
                                                                      ---------
Chemicals -- 0.6%
   Brady                                                   24,700           790
   Geon                                                    26,700           688
   OM Group                                                38,000         1,458
   Spartech                                                84,600         2,480
                                                                      ---------
                                                                          5,416
                                                                      ---------
Communications -- 0.4%
   Direct Focus*                                           28,000           528
   Jakks Pacific*                                          43,300         1,624
   Microfinancial*                                         57,000           620
   Shopnow.com*                                            24,550           285
   Visible Genetics*                                       27,700           519
                                                                      ---------
                                                                          3,576
                                                                      ---------
Communications Equipment -- 5.5%
   Black Box*                                              26,000         1,365
   C-Cor Electronics                                       56,600         1,719
   Concord Communications*                                 23,600           938
   CTC Communications*                                    109,500         1,800
   CTS                                                     68,600         3,944
   Dii Group*                                             183,900         6,471
   Dionex*                                                  8,000           342
   Ditech Communications                                   24,300         1,276

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Efficient Networks*                                     50,900     $   1,851
   Excel Switching*                                        14,600           524
   Extreme Networks*                                       52,000         3,292
   Inter-Tel*                                              60,600         1,076
   Intervoice*                                            128,600         1,423
   Kemet*                                                  56,600         1,809
   L-3 Communications*                                     33,500         1,265
   Mercury Computer Systems*                               29,400         1,000
   Mercury Interactive*                                   100,000         6,456
   Plantronics*                                            34,000         1,691
   Polycom*                                                59,400         2,831
   Power Integration*                                      56,000         3,878
   Sawtek*                                                170,400         5,964
   Sinclair Broadcast Group*                               95,500           865
                                                                      ---------
                                                                         51,780
                                                                      ---------
Computers & Services -- 7.3%
   24/7 Media*                                            121,900         4,617
   Answerthink Consulting Group*                           82,900           798
   Audible*                                                65,700           690
   Bell & Howell*                                          32,600         1,196
   Business Objects*                                       63,400         3,741
   Caci International*                                     26,500           565
   Ciber*                                                  71,100         1,089
   Creo Products*                                          70,700         1,737
   Cybex Computer Products*                               128,400         4,285
   Digital River*                                         120,600         2,623
   Foundry Networks*                                        8,100         1,021
   Garden.com*                                             20,150           380
   Global Imaging Systems*                                 23,000           342
   In Focus Systems*                                       49,900           836
   Jack Henry & Associates*                                64,900         2,397
   Javelin Systems*                                       235,900         2,330
   Kronos*                                                 18,300           671
   Medscape*                                               68,900           698
   Microchip Technology*                                   43,500         2,235
   Micros Systems*                                        101,900         4,127
   National Computer Systems                               47,200         1,810
   Netegrity*                                              83,000         2,023
   Netsolve*                                               23,800           422
   Pinnacle Systems*                                      101,500         4,301
   Pivotal*                                                30,500           547
   QRS*                                                    79,350         5,088
   Radiant Systems*                                        45,900           743
   Research In Motion*                                    103,200         3,193
   S3*                                                    175,300         1,830
   SanDisk*                                                19,500         1,271
   Scient*                                                 34,450         2,205
   Sportsline USA*                                         76,300         2,256
   Tanning Technology*                                     54,900         1,441
   Whittman-Hart*                                          87,700         3,401
   Yes Mail*                                               99,350         1,056
                                                                      ---------
                                                                         67,965
                                                                      ---------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Concrete & Mineral Products -- 0.1%
   Ferro                                                   45,250     $     964
                                                                      ---------
Drugs -- 4.4%
   Abgenix*                                                48,300         1,893
   Andrx*                                                  20,600         1,206
   Anesta*                                                 51,900           477
   Biomatrix*                                             106,300         2,385
   ChiRex*                                                 98,300         2,537
   Coulter Pharmaceutical*                                 33,000           460
   Cytyc*                                                 278,500        10,774
   Incyte Pharmaceuticals*                                 66,900         1,547
   Jones Pharmaceuticals                                  159,850         5,270
   King Pharmaceuticals*                                   97,300         3,406
   Medarex*                                                88,500           631
   Medco Research*                                         39,800           993
   Medicis Pharmaceutical, Cl A*                          111,500         3,178
   Millipore                                               30,000         1,127
   Pharmacyclics*                                          58,800         2,403
   Protein Design Laboratories*                            24,300           878
   Shire Pharmaceuticals Group PLC*                        41,100         1,184
   Vaxgen*                                                 49,400           722
                                                                      ---------
                                                                         41,071
                                                                      ---------
Electrical Services -- 0.4%
   Gemstar International*                                  44,500         3,477
                                                                      ---------
Electrical Technology -- 0.2%
   ANADIGICS*                                              26,700           751
   Proxim*                                                 20,700           952
                                                                      ---------
                                                                          1,703
                                                                      ---------
Entertainment -- 1.0%
   Argosy Gaming*                                          60,400           800
   Bally Total Fitness*                                    40,300         1,232
   Hollywood Park*                                         51,000           784
   Macrovision*                                            69,200         3,071
   Premier Parks*                                          37,300         1,082
   SFX Entertainment, Cl A*                                65,700         2,004
   Youbet.com*                                             84,900           637
                                                                      ---------
                                                                          9,610
                                                                      ---------
Financial Services -- 3.0%
   Donaldson, Lufkin &
     Jenrette Direct*                                      56,800           859
   Financial Federal*                                     198,100         3,739
   Hambrecht & Quist*                                     103,200         5,050
   Investment Technology Group*                            64,570         1,485
   John Nuveen, CL A                                       17,000           636
   Knight/Trimark Group, Cl A*                             94,600         2,803
   Legg Mason                                              99,200         3,801
   Metris*                                                129,500         3,812

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Nextcard*                                               56,100     $   1,374
   NVR*                                                    18,400           929
   Waddell & Reed Financial, Cl A*                        152,000         3,372
                                                                      ---------
                                                                         27,860
                                                                      ---------
Food, Beverage & Tobacco -- 1.0%
   Adolph Coors, Cl B                                      27,200         1,472
   Agribrands International*                               19,500           968
   Canandaigua Brands, Cl A*                               13,500           807
   Hain Food Group*                                        21,600           535
   Smithfield Foods*                                       21,300           570
   Wild Oates Markets*                                    130,300         5,147
                                                                      ---------
                                                                          9,499
                                                                      ---------
Hotels & Lodging -- 1.3%
   Aztar*                                                 283,900         2,910
   Extended Stay America*                                 332,700         2,994
   Four Seasons Hotel*                                     68,100         2,490
   Pegasus Systems*                                        71,900         2,696
   Station Casinos*                                        41,500           965
                                                                      ---------
                                                                         12,055
                                                                      ---------
Household Furniture & Fixtures -- 0.3%
   Ethan Allen Interiors                                   56,000         1,781
   Furniture Brands International*                         51,000         1,004
                                                                      ---------
                                                                          2,785
                                                                      ---------
Household Products -- 0.2%
   Salton/Maxim Housewares*                                34,950         1,055
   Simpson Manufacturing*                                  19,600           919
                                                                      ---------
                                                                          1,974
                                                                      ---------
Insurance -- 0.3%
   E.W. Blanch Holdings                                    13,900           905
   Nationwide Financial Services                           51,000         1,804
   Uici*                                                   20,000           511
                                                                      ---------
                                                                          3,220
                                                                      ---------
Leasing & Renting -- 0.2%
   Dollar Thrifty Automotive*                              96,200         1,990
                                                                      ---------
Leisure Products -- 0.6%
   Acclaim Entertainment*                                 147,300         1,119
   Boyds Collection Ltd.*                                 108,500         1,329
   Fossil*                                                 56,900         1,540
   T-HQ*                                                   35,900         1,548
                                                                      ---------
                                                                          5,536
                                                                      ---------
Lumber & Wood Products -- 0.0%
   Modtech Holdings*                                       24,232           179
                                                                      ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999


Small Cap Growth Fund--Continued
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Machinery -- 2.6%
   Applied Power, Cl A                                     43,500     $   1,321
   Applied Science & Technology*                           23,100           476
   Aptar Group                                             44,000         1,177
   Astec Industries*                                       20,700           499
   Asyst Technologies*                                     11,900           393
   Briggs & Stratton                                       20,800         1,214
   Cree Research*                                          61,100         2,074
   Donaldson                                               51,200         1,187
   Helix Technology                                        71,400         2,374
   Lam Research*                                           45,000         2,745
   Manitowoc                                               31,800         1,085
   Micrel*                                                 72,000         3,123
   Pentair                                                 30,000         1,204
   Photronics Labs*                                        93,300         2,093
   Toro                                                    23,000           860
   Zebra Technologies, Cl A*                               47,000         2,137
                                                                      ---------
                                                                         23,962
                                                                      ---------
Measuring Devices -- 0.8%
   Cohu                                                    63,100         1,333
   Credence Systems*                                      120,700         5,416
   Electroglas*                                            22,500           526
                                                                      ---------
                                                                          7,275
                                                                      ---------
Medical Products & Services -- 3.6%
   Algos Pharmaceuticals*                                  82,000           697
   Apria Healthcare Group*                                 54,000           904
   Conmed*                                                 67,900         1,664
   Gilead Sciences*                                        33,600         2,157
   Gliatech*                                               27,800           476
   Impath*                                                 45,000         1,311
   Invacare                                                35,100           687
   Laser Vision Centers*                                  204,100         2,864
   Medquist*                                               82,000         2,742
   Minimed*                                                31,500         3,095
   Optical Coating Laboratories                            23,200         2,136
   Pharmaceutical Product
     Development*                                          58,300           791
   Priority Healthcare, Cl B*                              31,850           983
   Resmed*                                                122,400         4,047
   Sun Healthcare Group*                                   38,300         1,106
   Superior Consultant Holdings*                           20,000           235
   Techne*                                                 22,000           690
   TLC Laser Center*                                       33,200           818
   Visix Space*                                            21,400         1,693
   Wesley Jessen*                                          29,100           908
   Xomed Surgical Products*                                61,700         3,517
                                                                      ---------
                                                                         33,521
                                                                      ---------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Miscellaneous Business Services -- 7.0%
   @plan.inc*                                             126,450     $   1,399
   ABM Industries                                          34,000           863
   About.com*                                              62,800         3,548
   Acxiom*                                                 33,000           649
   American Management Systems*                            83,800         2,150
   Career Education*                                       17,000           493
   Coinstar*                                              104,500         1,038
   Corporate Executive Board*                              43,400         1,769
   CSG Systems International*                              92,600         2,538
   Dendrite International*                                 34,000         1,606
   Harmonic Lightwaves*                                    21,700         2,839
   Homestore.com*                                          54,900         2,289
   Hooper Holmes                                          137,500         3,523
   Hotjobs.com Ltd.*                                      147,500         3,743
   Infospace.com*                                          54,200         2,229
   ISS Group*                                              48,400         1,319
   Labor Ready*                                           209,325         2,106
   Lason*                                                 106,800         4,756
   Memberworks*                                           104,600         3,491
   NCO Group*                                              19,200           902
   Network Solutions*                                      80,900         7,433
   On Assignment*                                          61,300         1,471
   Profit Recovery Group
     International*                                        77,600         3,463
   Security First Technologies*                            51,200         1,990
   Sybase*                                                331,100         3,911
   Xircom*                                                 99,600         4,252
                                                                      ---------
                                                                         65,770
                                                                      ---------
Miscellaneous Consumer Services -- 0.3%
   CSK Auto*                                               40,000           872
   G&K Services                                            28,200         1,142
   Mediconsult.com*                                        47,000           364
   Regis                                                   48,000           924
                                                                      ---------
                                                                          3,302
                                                                      ---------
Miscellaneous Manufacturing -- 0.9%
   Blyth Industries*                                       44,300         1,243
   Commscope*                                             173,400         5,635
   National-Oilwell*                                       93,400         1,535
                                                                      ---------
                                                                          8,413
                                                                      ---------
Paper & Paper Products -- 0.0%
   Pope & Talbot*                                          28,000           380
                                                                      ---------
Petroleum & Fuel Products -- 2.7%
   Basin Exploration*                                     126,500         3,036
   Coflexip-Sponsored                                      24,500         1,170

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Devon Energy                                            75,000     $   3,108
   Equitable Resources                                     27,600         1,044
   Evergreen Resources*                                    30,000           722
   Forest Oil*                                            160,300         2,735
   Marine Drilling*                                        89,300         1,412
   Newfield Exploration*                                   70,700         2,329
   Patterson Energy*                                      170,800         2,594
   Precision Drilling*                                    144,900         3,360
   Stone Energy*                                           18,100           921
   UTI Energy*                                            102,100         1,985
   Veritas DGC*                                            35,400           681
                                                                      ---------
                                                                         25,097
                                                                      ---------
Printing & Publishing -- 0.4%
   Electronics for Imaging*                                29,500         1,516
   McClatchy Newspapers                                    25,800           922
   Valassis Communications*                                27,700         1,217
                                                                      ---------
                                                                          3,655
                                                                      ---------
Professional Services -- 2.4%
   Devry*                                                 107,300         2,146
   Ecsoft Group PLC*                                       58,700           807
   Educational Management*                                 91,600         1,134
   F.Y.I.*                                                 23,600           795
   International Network Services*                         12,000           652
   Navigant Consulting*                                   153,400         7,114
   Pre Paid Legal*                                         62,200         2,449
   Strayer Education                                        2,500            50
   Student Advantage*                                     189,050         2,174
   Sylvan Learning Systems*                                63,000         1,221
   Tetra Tech*                                            161,062         2,688
   US Oncology*                                            90,000           816
                                                                      ---------
                                                                         22,046
                                                                      ---------
Retail -- 6.4%
   American Eagle Outfitters*                              93,400         4,524
   AnnTaylor Stores*                                       28,500         1,165
   Brinker International*                                  30,100           816
   CDW Computer Centers*                                   24,400         1,193
   CEC Entertainment*                                      26,700           958
   Cheap Tickets*                                          66,200         2,143
   Children's Place Retail Stores*                         27,700           738
   Consolidated Products*                                  55,500           541
   Cost Plus*                                              21,200         1,028
   Dollar Tree Stores*                                     61,037         2,438
   Foodmaker*                                              46,800         1,167
   Goto.com*                                               40,500         2,111
   Haverty Furniture                                       41,400           600
   Insight Enterprises*                                   162,437         5,279
   Intertan*                                               47,200           926
   Intimate Brands                                         29,190         1,137
   Kenneth Cole Productions*                               73,600         2,751
   Linens N Things*                                       100,400         3,388

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Men's Wearhouse*                                        59,800     $   1,286
   Pacific Sunwear of California*                         172,900         4,847
   PJ America*                                             74,300         1,551
   Rex Stores*                                             14,200           440
   Rowecom*                                               106,700         2,961
   Ruby Tuesday                                            61,100         1,191
   SLI*                                                    48,200         1,027
   Sonic Automotive*                                       59,700           776
   Talbots                                                 19,700           885
   Ticketmaster Online-CitySearch*                         31,800           769
   Tweeter Home Entertainment
     Group*                                                55,700         2,082
   Valuevision International**                             41,400         1,076
   Williams Sonoma*                                       102,100         4,958
   Zale*                                                   71,500         2,739
                                                                      ---------
                                                                         59,491
                                                                      ---------
Semi-Conductors/Instruments -- 8.4%
   Advanced Digital Information*                          152,000         4,228
   Alpha Industries*                                       68,600         3,869
   American Xtal Technology*                               34,500           737
   Applied Micro Circuits*                                113,400         6,464
   Atmi*                                                  135,600         5,060
   Burr-Brown*                                             22,500           889
   Conexant Systems*                                       44,400         3,226
   Cymer*                                                 161,000         5,585
   Dupont Photomasks*                                      25,000         1,152
   Ess Technology*                                         81,900         1,085
   Etec Systems*                                           52,900         1,990
   Fairchild Semiconductor
     International, Cl A*                                  55,500         1,304
   Galileo Technology Ltd.*                                98,100         2,453
   Genesis Microchip*                                      49,600           877
   Hadco*                                                  23,200         1,003
   HI /FN*                                                 26,100         2,878
   Integrated Device Technology*                          209,500         3,876
   International Rectifier*                               177,100         2,701
   Lattice Semiconductor*                                  97,400         2,892
   Mips Technologies*                                      59,000         1,877
   MMC Networks*                                           22,100           689
   Nvidia*                                                 74,600         1,436
   Plx Technology*                                         65,200         1,573
   Power-One*                                             113,600         2,897
   Qlogic*                                                 21,000         1,466
   RF Micro Devices*                                       32,800         1,501
   Santa Cruz Operation*                                   53,500           639
   Semtech*                                                24,800           908
   Telecom Semiconductor*                                  68,600           875
   Transwitch*                                             67,450         3,845
   Triquint Semiconductor*                                116,200         6,645
   Varian Semiconductor Equipment
     Associates*                                           75,500         1,590
                                                                      ---------
                                                                         78,210
                                                                      ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999


Small Cap Growth Fund--Concluded
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Software -- 15.2%
   Advent Software*                                        84,150     $   5,238
   Ardent Software*                                       180,500         4,862
   Avt*                                                    28,500           873
   Bea Systems*                                           130,500         4,608
   Bindview Development*                                   41,600           819
   Brio Technology*                                       108,000         2,403
   Broadbase Software*                                     94,400         1,504
   Broadvision*                                            25,666         3,415
   Checkpoint Software*                                    34,900         2,947
   Clarent                                                 65,300         3,326
   Concentric Network*                                    238,850         4,852
   Digex*                                                  73,400         1,739
   Dset*                                                   96,300         1,414
   Earthlink Network*                                      29,500         1,267
   E.piphany*                                              18,100           882
   Egain Communication*                                    56,700         1,049
   Esps*                                                  126,900         1,087
   Exchange Applications*                                  88,500         2,572
   Genesys Telecom Labs*                                   14,200           649
   Globix*                                                103,500         4,839
   High Speed Access*                                      60,600         1,390
   Informatica*                                            40,000         2,030
   Internap Network Services                               11,500           513
   Liquid Audio*                                          150,500         5,568
   Lycos*                                                  63,900         3,203
   Macromedia*                                            159,900         6,536
   Micromuse*                                              38,300         2,461
   National Information Consortium*                       129,350         3,193
   National Instruments*                                   75,000         2,651
   Netiq*                                                 123,050         3,645
   Netopia*                                               113,950         4,544
   OneMain.com*                                            43,300           712
   Packeteer*                                              19,300           657
   Peregrine Systems*                                     216,900         8,839
   Pervasive Software*                                    119,500         4,123
   Primus Knowledge Solution*                              15,400           424
   Progress Software*                                      43,300         1,359
   Proxicom*                                               62,700         3,668
   Psinet*                                                 64,300         2,313
   Quest Software*                                         52,000         2,418
   RealNetworks*                                           39,700         4,151
   Rhythms NetConnections*                                 59,700         2,060
   Scientific Learning                                    104,100         1,744
   Silverstream Software*                                   9,150           285
   Software.com*                                           86,500         3,709
   Tibco Software*                                         33,150           998
   Transaction Systems Architects*                         36,200           975
   TSI International Software, Ltd.*                      166,700         4,522
   Verio*                                                 119,000         3,689
   Verity*                                                 70,800         4,872

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Vignette*                                               47,800     $   4,326
   Watchguard Technologies*                                32,000           480
                                                                      ---------
                                                                        142,403
                                                                      ---------
Specialty Construction -- 1.0%
   Caprock Communications*                                104,500         2,430
   DR Horton                                               45,000           582
   Elcor                                                   27,900           698
   Horizon Offshore*                                      307,000         2,456
   Insituform Technologies*                               117,200         2,930
                                                                      ---------
                                                                          9,096
                                                                      ---------
Steel & Steel Works -- 0.1%
   Maverick Tube*                                          73,700         1,225
                                                                      ---------
Technology, General -- 0.2%
   Cobalt Group*                                           76,650           740
   Multex.com*                                             69,600           887
                                                                      ---------
                                                                          1,627
                                                                      ---------
Telephones & Telecommunication -- 3.9%
   Allegiance Telecommunications*                         106,500         5,605
   American Tower Systems*                                160,700         3,144
   Audiovox Cl A*                                         126,700         2,217
   Com21*                                                  41,000           533
   Dycom Industries*                                       26,500         1,118
   Electric Lightwave*                                    184,400         2,443
   ICG Communications*                                    122,800         1,911
   ITC Deltacom*                                           50,700         1,394
   Itxc                                                    22,650           721
   McLeod USA, Cl A*                                      128,000         5,448
   Metromedia Fiber Network*                               69,100         1,693
   Pinnacle Holdings*                                     119,800         3,130
   Price Communications*                                   46,940         1,176
   Primus Telecommunications
     Group*                                                92,600         1,945
   Teligent*                                               26,700         1,327
   Viatel*                                                 88,700         2,622
                                                                      ---------
                                                                         36,427
                                                                      ---------
Testing Laboratories -- 0.8%
   Celgene*                                               107,000         2,896
   Medimmune*                                              36,400         3,627
   Plexus*                                                 30,500           934
                                                                      ---------
                                                                          7,457
                                                                      ---------
Transportation Services -- 0.3%
   Forward Air*                                           102,000         2,410
                                                                      ---------
Trucking -- 1.3%
   American Freightways*                                  139,400         2,535
   C.H. Robinson Worldwide                                 29,000           977

--------------------------------------------------------------------------------
                                                     Shares/Face       Market
Description                                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
   Expeditors International
     of Washington                                         64,200     $   2,060
   Landstar System*                                        26,200           910
   Swift Transportation*                                   51,750         1,019
   US Freightways                                          88,600         4,197
   Werner Enterprises                                      35,000           617
                                                                      ---------
                                                                         12,315
                                                                      ---------
Wholesale -- 1.6%
   Amerisource Health*                                    162,600         3,852
   Copart*                                                 99,700         1,838
   Patterson Dental*                                       45,250         2,243
   Performance Food Group*                                 37,000           948
   SCP Pool*                                               61,200         1,438
   Syncor International*                                   43,100         1,616
   Tower Automotive*                                       58,000         1,149
   United Stationers                                       52,800         1,125
   U.S. Foodservice*                                       68,000         1,224
                                                                      ---------
                                                                         15,433
                                                                      ---------
Total Common Stocks
   (Cost $701,590)                                                      885,400
                                                                      ---------

U.S. Treasury Obligation -- 0.2%
   U.S. Treasury Bill
     0.000%, 02/03/00 (A)                                   1,900         1,869
                                                                      ---------
Total U.S. Treasury Obligation
   (Cost $1,870)                                                          1,869
                                                                      ---------

Repurchase Agreement -- 4.2%
   J.P. Morgan
     4.950%, dated 09/30/99, matures
     10/01/99, repurchase price
     $38,954,000 (collateralized by
     various Government Obligations,
     par value $39,971,000, 5.500%-6.375%,
     02/28/03-08/15/27, total market
     value: $39,728,000)                                  $38,948        38,948
                                                                      ---------
Total Repurchase Agreement
   (Cost $38,948)                                                        38,948
                                                                      ---------

Money Market -- 0.4%
   Evergreen Select Money
     Market Trust                                           3,357         3,357
                                                                      ---------
Total Money Market
   (Cost $3,357)                                                          3,357
                                                                      ---------
Total Investments -- 99.6%
   (Cost $745,765)                                                      929,574
                                                                      ---------
Other Assets and Liabilities, Net -- 0.4%                                 3,864
                                                                      ---------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Net Assets:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 44,089,199 outstanding shares of
   beneficial interest                                                 $675,866
Portfolio Shares of Class D (unlimited
   authorization -- no par value) based
   on 117,029 outstanding shares of
   beneficial interest                                                    2,029
Accumulated net realized gain
   on investments                                                        72,083
Net unrealized depreciation on futures                                     (349)
Net unrealized appreciation on investments                              183,809
                                                                      ---------
Total Net Assets -- 100.0%                                            $ 933,438
                                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $21.12
                                                                      =========
Net Asset Value and Redemption
   Price Per Share -- Class D                                            $20.63
                                                                      =========
Maximum Offering Price Per Share --
   Class D (20.63 divided by 95%)                                        $21.72
                                                                      =========
* Non-income producing security
(A) Security has been pledged as collateral on open futures contracts.
Cl -- Class
Ltd. -- Limited
PLC -- Public Limited Company

The accompanying notes are an integral part of the financial statements.


Mid-Cap Fund

Common Stocks -- 99.6%
Aerospace & Defense -- 1.2%
   Cordant Technologies                                    10,500     $     320
   SCI Systems*                                             2,200            98
                                                                      ---------
                                                                            418
                                                                      ---------
Air Transportation -- 0.9%
   Continental Airlines, Cl B*                              1,600            52
   Delta Air Lines                                          5,200           252
                                                                      ---------
                                                                            304
                                                                      ---------
Apparel/Textiles -- 1.3%
   Jones Apparel Group*                                     5,200           149
   Mohawk Industries*                                      11,900           237
   Shaw Industries                                          3,500            56
                                                                      ---------
                                                                            442
                                                                      ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

Mid-Cap Fund--Continued
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Automotive -- 0.7%
   Borg-Warner                                              2,900     $     125
   Paccar                                                   2,100           107
                                                                      ---------
                                                                            232
                                                                      ---------
   Banks -- 6.6%
   Amsouth Bancorp                                          6,100           143
   Charter One Financial                                   26,735           618
   City National                                            7,400           248
   Comerica                                                 5,900           299
   Golden State Bancorp*                                    8,500           152
   M&T Bank                                                   500           229
   Pacific Century Financial                                9,500           194
   SouthTrust                                               1,700            61
   TCF Financial                                            6,900           197
   Zions Bancorp                                            3,000           165
                                                                      ---------
                                                                          2,306
                                                                      ---------
Beauty Products -- 0.1%
   International Specialty Products*                        3,300            33
                                                                      ---------
Broadcasting, Newspapers &  Advertising -- 1.5%
   AMFM*                                                    1,100            67
   Cox Communications*                                      1,848            77
   NTL*                                                       900            86
   Univision Communications*                                3,600           293
                                                                      ---------
                                                                            523
                                                                      ---------
Building & Construction -- 1.1%
   Centex                                                  11,100           328
   Lennar                                                   3,400            54
                                                                      ---------
                                                                            382
                                                                      ---------
Chemicals -- 2.7%
   Cytec Industries*                                        8,600           206
   FMC*                                                     5,500           265
   Praxair                                                  1,800            83
   W.R. Grace*                                             23,500           377
                                                                      ---------
                                                                            931
                                                                      ---------
Communications Equipment -- 1.7%
   ADC Telecommunications*                                  3,000           126
   Broadcom, Cl A*                                            700            76
   Qualcomm*                                                2,100           397
                                                                      ---------
                                                                            599
                                                                      ---------
Computers & Services -- 3.5%
   Apple Computer*                                          4,100           260
   Catalina Marketing*                                      2,100           178
   Cirrus Logic*                                            2,600           209
   Diebold                                                  2,400            55
   Gateway*                                                 1,600            71
   Unisys*                                                 10,000           451
                                                                      ---------
                                                                          1,224
                                                                      ---------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Concrete & Mineral Products -- 1.2%
   USG*                                                     8,500     $     404
                                                                      ---------
Containers & Packaging -- 0.3%
   Ball                                                     1,600            70
   Crown Cork & Seal                                        1,600            39
                                                                      ---------
                                                                            109
                                                                      ---------
Drugs -- 1.3%
   Biogen*                                                  1,800           142
   Forest Laboratories*                                     1,500            63
   Genzyme*                                                 1,100            50
   ICN Pharmaceuticals                                     10,600           182
   Millipore                                                  800            30
                                                                      ---------
                                                                            467
                                                                      ---------
Electrical Services -- 9.3%
   Allegheny Energy                                         6,500           207
   Ameren                                                   2,800           106
   DTE Energy                                              16,400           592
   Energy East                                             22,500           534
   FirstEnergy*                                            11,100           283
   General Public Utilities                                17,700           577
   LG&E Energy                                             17,300           368
   Public Service Enterprise Group                          7,300           282
   Reliant Energy                                          11,100           300
                                                                      ---------
                                                                          3,249
                                                                      ---------
Entertainment -- 0.3%
   King World Productions*                                  2,600            97
                                                                      ---------
Financial Services -- 5.7%
   AG Edwards & Sons                                        4,100           108
   American General Hospitality                             1,500            57
   Ameritrade Holding Cl A*                                   900            17
   Archstone Community Trust                                2,100            41
   Bear Stearns                                             6,200           238
   CIT Group, Cl A                                         21,100           434
   Countrywide Credit Industries                            7,800           252
   Crescent Real Estate Equities                            3,900            70
   Equity Office Properties Trust                          10,000           232
   FINOVA Group                                             2,700            99
   H&R Block                                                2,400           104
   Lehman Brothers Holding                                  3,400           198
   Painewebber Group                                        4,100           149
                                                                      ---------
                                                                          1,999
                                                                      ---------
Food, Beverage & Tobacco -- 3.8%
   IBP                                                     24,000           593
   International Home Foods*                                7,400           130
   Keebler Foods*                                           2,300            69
   Lancaster Colony                                        10,500           336
   Suiza Foods*                                             5,300           199
                                                                      ---------
                                                                          1,327
                                                                      ---------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Gas/Natural Gas -- 0.8%
   El Paso Natural Gas                                      4,900     $     195
   Utilicorp United                                         4,300            91
                                                                      ---------
                                                                            286
                                                                      ---------
General Utilities -- 0.6%
   PECO Energy                                              5,300           199
                                                                      ---------
Hotels & Lodging -- 0.6%
   Harrah's Entertainment*                                  7,900           219
                                                                      ---------
Household Furniture & Fixtures -- 0.2%
   Furniture Brands International*                          2,800            55
                                                                      ---------
Household Products -- 0.2%
   Valspar                                                  2,000            65
                                                                      ---------
Insurance -- 5.6%
   Allmerica Financial*                                     4,500           214
   Ambac                                                    7,700           365
   Conseco                                                 13,400           259
   Healtheon*                                                 300            11
   Lincoln National                                         5,400           203
   MGIC Investment                                         10,900           520
   Pacificare Health Systems*                               2,300            99
   Providian Financial                                      2,300           182
   St. Paul                                                 4,500           124
                                                                      ---------
                                                                          1,977
                                                                      ---------
Leasing & Renting -- 0.3%
   United Rentals*                                          5,300           115
                                                                      ---------
Lumber & Wood Products -- 1.2%
   Louisiana-Pacific                                       26,400           413
                                                                      ---------
Machinery -- 1.6%
   Briggs & Stratton                                        1,800           105
   Brunswick                                                7,600           189
   Cummins Engine                                           4,100           204
   Prologis Trust                                           3,000            57
                                                                      ---------
                                                                            555
                                                                      ---------
Measuring Devices -- 0.9%
   Beckman Coulter                                          1,100            50
   JDS Uniphase*                                            2,000           228
   Thermo Instrument Systems*                               4,400            47
                                                                      ---------
                                                                            325
                                                                      ---------
Medical Products & Services -- 1.1%
   Biomet*                                                  2,000            53
   Dentsply International                                   9,100           207
   Omnicare                                                 9,900            95
   Visix Space*                                               500            40
                                                                      ---------
                                                                            395
                                                                      ---------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Miscellaneous Business Services -- 5.3%
   Acnielsen*                                               3,100     $      70
   Adaptec*                                                12,400           492
   C-Net*                                                     600            34
   CMG Information Services*                                1,100           113
   Convergys*                                               6,600           131
   CSG Systems International*                               9,600           263
   Doubleclick*                                               400            48
   E*trade Group*                                           2,400            56
   Infoseek*                                                  700            22
   Inktomi*                                                   500            60
   Modis Professional Services*                             5,300            70
   National Data                                            2,600            68
   Network Solutions*                                         200            18
   Sungard Data Systems*                                    8,100           213
   Teradyne*                                                1,800            63
   USWeb*                                                   1,100            38
   Verisign*                                                  500            53
                                                                      ---------
                                                                          1,812
                                                                      ---------
Miscellaneous Manufacturing -- 0.3%
   Blyth Industries*                                        2,000            56
   Crane                                                    2,000            45
                                                                      ---------
                                                                            101
                                                                      ---------
Office Furniture & Fixtures -- 1.0%
   Johnson Controls                                         5,500           365
                                                                      ---------
Paper & Paper Products -- 1.2%
   Georgia-Pacific                                         10,200           413
                                                                      ---------
Petroleum & Fuel Products -- 2.7%
   Diamond Offshore Drilling                                8,400           280
   Noble Drilling*                                         16,800           368
   Vastar Resources                                         4,800           300
                                                                      ---------
                                                                            948
                                                                      ---------
Petroleum Refining -- 3.1%
   Coastal                                                  8,900           364
   Tosco                                                   18,700           472
   Ultramar Diamond Shamrock                                5,300           135
   USX-Marathon Group                                       3,800           111
                                                                      ---------
                                                                          1,082
                                                                      ---------
Printing & Publishing -- 2.5%
   Central Newspapers                                       3,400           151
   Meredith                                                 4,300           156
   Tribune                                                 11,500           572
                                                                      ---------
                                                                            879
                                                                      ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

Mid-Cap Fund--Concluded
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Professional Services -- 0.5%
   Gartner Group*                                           1,200     $      19
   Sylvan Learning Systems*                                 2,300            45
   Veritas Software*                                        1,600           122
                                                                      ---------
                                                                            186
                                                                      ---------
Retail -- 6.3%
   Best Buy*                                                4,700           292
   Circuit City Stores                                      1,600            68
   Dollar Tree Stores*                                      2,100            84
   Ikon Office Solutions                                    7,200            77
   Kmart*                                                   5,600            65
   Office Depot*                                            9,200            94
   Officemax*                                              15,100            88
   Ross Stores                                             12,800           258
   Saks*                                                    4,500            68
   Tandy                                                    4,100           212
   Tech Data*                                               5,600           130
   TJX                                                      7,200           202
   Warnaco Group                                           13,900           254
   Zale*                                                    8,400           322
                                                                      ---------
                                                                          2,214
                                                                      ---------
Rubber & Plastic -- 1.3%
   BF Goodrich                                             12,800           371
   Tupperware                                               4,900            99
                                                                      ---------
                                                                            470
                                                                      ---------
Semi-Conductors/Instruments -- 3.4%
   Analog Devices*                                          2,100           108
   Conexant Systems*                                          400            29
   LSI Logic*                                               1,000            52
   Micron Technology                                        1,800           120
   National Semiconductor*                                  4,000           122
   Novellus Systems*                                        1,300            88
   PMC-Sierra*                                              1,600           148
   Qlogic*                                                    700            49
   RF Micro Devices*                                        1,200            55
   Sanmina*                                                 1,900           147
   Vitesse Semiconductor*                                   1,300           111
   Xilinx*                                                  2,500           164
                                                                      ---------
                                                                          1,193
                                                                      ---------
Software -- 3.5%
   Adobe Systems                                              600            68
   Citrix Systems*                                          1,100            68
   Compuware*                                               6,100           159
   Earthlink Network*                                         300            13
   Infospace.com*                                             300            12
   Keane*                                                   2,400            55
   Lycos*                                                   1,000            50

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Macromedia*                                                500     $      20
   Mindspring Enterprises*                                    500            14
   Networks Associates*                                     2,000            38
   Novell*                                                  2,000            41
   Psinet*                                                    600            22
   RealNetworks*                                              400            42
   Rhythms NetConnections*                                    800            28
   Sterling Software*                                      13,600           272
   Symantec*                                                7,600           273
   Vignette*                                                  200            18
   Verio*                                                     900            28
                                                                      ---------
                                                                          1,221
                                                                      ---------
Steel & Steel Works -- 0.3%
   Nucor                                                    2,500           119
                                                                      ---------
Telephones & Telecommunication -- 4.4%
   Allegiance Telecommunications*                           1,000            53
   Centurytel                                              11,650           473
   Cincinnati Bell                                         19,500           379
   Covad Communications Group*                              1,000            44
   Exodus Communications*                                   1,200            86
   Metromedia Fiber Network*                                1,500            37
   Nextlink Communications*                                 1,900            99
   RNC*                                                       500            21
   United States Cellular*                                  3,600           245
   Voicestream Wireless                                       900            56
   Winstar Communications*                                  1,400            55
                                                                      ---------
                                                                          1,548
                                                                      ---------
Testing Laboratories -- 0.4%
   Medimmune*                                                 900            90
   Quintiles Transnational*                                 3,000            57
                                                                      ---------
                                                                            147
                                                                      ---------
Transportation Services -- 2.4%
   Galileo International*                                  12,000           483
   GATX                                                    11,900           370
                                                                      ---------
                                                                            853
                                                                      ---------
Wholesale -- 4.7%
   Arrow Electronics*                                      11,400           201
   Avnet                                                    7,600           319
   Bergen Brunswig, Cl A                                   30,500           316
   Ingram Micro*                                            5,600            72
   Meritor Automotive                                       7,600           159
   Supervalu                                               27,100           591
                                                                      ---------
                                                                          1,658
                                                                      ---------
Total Common Stocks
   (Cost $34,366)                                                        34,859
                                                                      ---------

--------------------------------------------------------------------------------
                                                      Face Amount      Market
Description                                          (000)/Shares    Value (000)
--------------------------------------------------------------------------------
Repurchase Agreement -- 0.6%
   J.P. Morgan
     5.350%, dated 09/30/99, matures
     10/01/99, repurchase price $219,000
     (collateralized by FNMA obligation,
     total par value $239,000,
     6.000%, 09/01/29)                                       $219     $     219
                                                                      ---------
Total Repurchase Agreement
   (Cost $219)                                                              219
                                                                      ---------
Total Investments -- 100.2%
   (Cost $34,585)                                                        35,078
                                                                      ---------
Other Assets and Liabilities, Net -- (0.2%)                                 (83)
                                                                      ---------

Net Assets:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 2,304,290 outstanding shares of
   beneficial interest                                                   31,573
Undistributed net investment income                                          25
Accumulated net realized gain
   on investments                                                         2,904
Net unrealized appreciation on investments                                  493
                                                                      ---------
Total Net Assets -- 100.0%                                            $  34,995
                                                                      ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $15.19
                                                                      ==========
*Non-income producing security
Cl -- Class
FNMA -- Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.


Capital Appreciation Fund

Common Stocks -- 90.0%
Air Transportation -- 0.1%
   Southwest Airlines                                       3,600     $      55
                                                                      ---------
Aircraft -- 1.5%
   United Technologies                                     21,300         1,263
                                                                      ---------
Banks -- 4.0%
   Bank of America                                         11,763           655
   Bank of New York                                         6,600           221
   Bank One                                                 3,081           107
   Bank United, Cl A                                        5,800           188
   Bankboston                                               8,500           369
   Comerica                                                 6,200           314
   First American of Tennesse                               4,200           180

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   First Security                                           7,300     $     174
   North Fork Bancorporation                               11,500           224
   U.S. Bancorp                                            12,000           362
   Washington Mutual                                       20,188           590
                                                                      ---------
                                                                          3,384
                                                                      ---------
Beauty Products -- 0.8%
   Avon Products                                           13,900           345
   Dial                                                     8,300           212
   Procter & Gamble                                         1,400           131
                                                                      ---------
                                                                            688
                                                                      ---------
Broadcasting, Newspapers &  Advertising -- 1.2%
   Fox Entertainment Group, Cl A*                          12,700           268
   Interpublic Group                                        5,200           214
   Mediaone Group*                                          8,100           553
                                                                      ---------
                                                                          1,035
                                                                      ---------
Chemicals -- 1.6%
   Air Products & Chemicals                                35,100         1,020
   Avery Dennison                                           2,300           121
   Monsanto                                                 6,700           239
                                                                      ---------
                                                                          1,380
                                                                      ---------
Communications Equipment -- 1.9%
   ADC Telecommunications*                                 18,000           755
   General Instrument*                                      4,600           221
   GTE                                                      3,800           292
   Nortel Networks                                          7,400           377
                                                                      ---------
                                                                          1,645
                                                                      ---------
Computers & Services -- 10.0%
   Ceridian*                                               36,300           903
   Cisco Systems*                                          25,700         1,762
   Comverse Technology*                                     5,600           528
   Dell Computer*                                           5,400           226
   EMC*                                                    16,700         1,193
   Hewlett Packard                                          9,000           828
   IBM                                                     24,900         3,022
                                                                      ---------
                                                                          8,462
                                                                      ---------
Drugs -- 7.2%
   Alza*                                                   16,200           694
   American Home Products                                   3,000           124
   Bristol-Myers Squibb                                    13,000           878
   Eli Lilly                                               20,350         1,302
   Forest Laboratories*                                    14,200           598
   Merck                                                   17,100         1,108
   Schering Plough                                          2,600           113
   Warner Lambert                                          17,400         1,155
   Watson Pharmaceuticals*                                  5,000           153
                                                                      ---------
                                                                          6,125
                                                                      ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

Capital Appreciation Fund--Continued
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Electrical Services -- 0.0%
   Niagara Mohawk Holdings*                                 1,000     $      15
                                                                      ---------
Environmental Services -- 0.9%
   Allied Waste Industries*                                20,400           238
   Republic Services, Cl A*                                18,800           204
   Waste Management*                                       15,500           298
                                                                      ---------
                                                                            740
                                                                      ---------
Financial Services -- 3.8%
   Associates First Capital                                12,500           450
   Equifax                                                  4,800           135
   FHLMC                                                    9,200           478
   Household International                                  3,379           136
   Mellon Bank                                             26,300           888
   Starwood Hotels and Resorts
     World Wide*                                           10,373           231
   Textron                                                 11,400           882
                                                                      ---------
                                                                          3,200
                                                                      ---------
Food, Beverage & Tobacco -- 4.5%
   Coca-Cola                                                8,400           404
   Coca-Cola Enterprises                                   25,900           584
   Conagra                                                  8,300           187
   Flowers Industries                                       5,900            80
   Nabisco Group Holdings                                  24,600           369
   Pepsi Bottling Group*                                   17,000           290
   PepsiCo                                                 21,300           644
   Ralston-Ralston Purina Group                             7,800           217
   Sara Lee                                                19,100           448
   Seagram                                                  6,900           314
   Unilever NV*                                             3,700           252
                                                                      ---------
                                                                          3,789
                                                                      ---------
Gas/Natural Gas -- 0.2%
   Consolidated Natural Gas                                 2,500           156
                                                                      ---------
Household Products -- 0.3%
   Maytag                                                   8,000           267
                                                                      ---------
Insurance -- 3.6%
   Ace, Ltd.                                               21,900           371
   American International Group                            11,617         1,010
   Conseco                                                 27,500           531
   Radian Group                                             1,300            56
   Torchmark                                               22,300           577
   Unumprovident                                           16,000           471
                                                                      ---------
                                                                          3,016
                                                                      ---------
Leasing & Renting -- 0.5%
   United Rentals*                                         20,400           444
                                                                      ---------


--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Leisure Products -- 1.1%
   Hasbro                                                  25,400     $     545
   Mattel                                                  21,050           400
                                                                      ---------
                                                                            945
                                                                      ---------
Machinery -- 0.1%
   SPX                                                        700            64
                                                                      ---------
Marine Transportation -- 1.0%
   Carnival                                                18,300           796
   Oak Industries                                           1,700            77
                                                                      ---------
                                                                            873
                                                                      ---------
Measuring Devices -- 0.7%
   Honeywell                                                5,300           590
                                                                      ---------
Medical Products & Services -- 1.6%
   Baxter International                                     9,800           590
   Boston Scientific*                                       9,900           244
   Health Management Associates*,
     Cl A                                                  14,900           110
   Healthsouth Rehabilitation*                             29,401           178
   Tenet Healthcare*                                       15,200           267
                                                                      ---------
                                                                          1,389
                                                                      ---------
Miscellaneous Business Services -- 7.1%
   Cendant*                                                47,054           835
   Computer Sciences*                                       2,500           176
   Ecolab                                                  18,500           631
   Microsoft*                                              34,450         3,120
   Sun Microsystems*                                       12,900         1,200
                                                                      ---------
                                                                          5,962
                                                                      ---------
Miscellaneous Manufacturing -- 6.9%
   General Electric                                        28,300         3,355
   Harley-Davidson                                          4,000           200
   Tyco International, Ltd.                                22,288         2,301
                                                                      ---------
                                                                          5,856
                                                                      ---------
Office Furniture & Fixtures -- 0.6%
   Lear*                                                   14,300           503
                                                                      ---------
Paper & Paper Products -- 0.3%
   Fort James                                               5,500           147
   Mead                                                     3,300           113
                                                                      ---------
                                                                            260
                                                                      ---------
Petroleum & Fuel Products -- 1.7%
   Anadarko Petroleum                                       9,400           287
   Atlantic Richfield                                       5,400           479
   Burlington Resources                                    13,500           496
   Eog Resourses                                            6,300           134
                                                                      ---------
                                                                          1,396
                                                                      ---------
42

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Petroleum Refining -- 2.3%
   Conoco*                                                 15,900     $     435
   Texaco                                                  17,500         1,105
   Unocal                                                  10,900           404
                                                                      ---------
                                                                          1,944
                                                                      ---------
Photographic Equipment & Supplies -- 0.9%
   Xerox                                                   18,400           772
                                                                      ---------
Printing & Publishing -- 1.7%
   Gannett                                                 10,200           706
   Time Warner                                              3,800           231
   Viacom, Cl B*                                           10,900           461
                                                                      ---------
                                                                          1,398
                                                                      ---------
Professional Services -- 0.8%
   Halliburton                                             11,100           455
   International Network Services*                          3,300           179
                                                                      ---------
                                                                            634
                                                                      ---------
Retail -- 10.0%
   Bed Bath & Beyond*                                      10,600           370
   CVS                                                     31,400         1,282
   Dayton-Hudson                                            8,100           487
   Kroger*                                                 51,000         1,125
   Linens N Things*                                           800            27
   Lowe's                                                  34,800         1,697
   Office Depot*                                           70,350           717
   Rite Aid                                                25,700           355
   Safeway*                                                11,200           426
   Saks*                                                   23,700           360
   Tandy                                                   30,800         1,592
   The Gap                                                  1,000            32
                                                                      ---------
                                                                          8,470
                                                                      ---------
Semi-Conductors/Instruments -- 2.8%
   Analog Devices*                                          7,800           400
   Intel                                                   17,200         1,278
   Texas Instruments                                        8,800           724
                                                                      ---------
                                                                          2,402
                                                                      ---------
Software -- 0.4%
   BMC Software*                                            4,800           344
                                                                      ---------
Specialty Construction -- 1.2%
   Masco                                                   33,400         1,035
                                                                      ---------
Telephones & Telecommunication -- 3.0%
   Centurytel                                              13,700           557
   Lucent Technologies                                     14,300           928
   MCI WorldCom*                                           14,397         1,035
                                                                      ---------
                                                                          2,520
                                                                      ---------

--------------------------------------------------------------------------------
                                                     Shares/Face       Market
Description                                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
Wholesale -- 3.7%
   Cardinal Health                                         22,085     $   1,204
   Costco                                                  16,500         1,188
   U.S. Foodservice*                                       35,090           632
   W.W. Grainger                                            2,200           106
                                                                      ---------
                                                                          3,130
                                                                      ---------
Total Common Stocks
   (Cost $57,820)                                                        76,151
                                                                      ---------

Preferred Stocks -- 0.9%
Electrical Services -- 0.5%
   Cms Energy                                              11,500           420
                                                                      ---------
Financial Services -- 0.4%
   Suiza Capital Trust II*                                  9,800           342
                                                                      ---------
Total Preferred Stocks
   (Cost $814)                                                              762
                                                                      ---------

U.S. Treasury Obligation -- 0.9%
   U.S Treasury Bill
     0.000%, 02/03/00 (A)                                     800           787
                                                                      ---------
Total U.S. Treasury Obligation
   (Cost $788)                                                              787
                                                                      ---------

Repurchase Agreement -- 3.6%
   J.P. Morgan
     5.350%, dated 09/30/99, matures
     10/01/99, repurchase price
     $3,052,000 (collateralized by
     various GNMA obligation,
     par value $4,255,000, 7.500%,
     10/15/28, total market value:
     $3,112,000)                                           $3,052         3,052
                                                                      ---------
Total Repurchase Agreement
   (Cost $3,052)                                                          3,052
                                                                      ---------
Total Investments -- 95.4%
   (Cost $62,474)                                                        80,752
                                                                      ---------
Other Assets and Liabilities, Net -- 4.6%                                 3,845
                                                                      ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

Capital Appreciation Fund--Concluded
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Net Assets:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 6,395,897 outstanding shares of
   beneficial interest                                                $  48,983
Undistributed net investment income                                         148
Accumulated net realized gain
   on investments                                                        17,188
Net unrealized appreciation on investments                               18,278
                                                                      ---------
Total Net Assets -- 100.0%                                               84,597
                                                                      =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $13.23
                                                                      =========
*Non-income producing security
(A) Security has been pledged as collateral on open futures contracts.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
GNMA -- Government National Mortgage Association
Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.


Equity Income Fund

Common Stocks -- 91.1%
Aircraft -- 0.7%
   Boeing                                                  12,450     $     531
                                                                      ---------
Automotive -- 1.7%
   Dana                                                    15,625           580
   Ford Motor                                              15,700           788
                                                                      ---------
                                                                          1,368
                                                                      ---------
Banks -- 9.8%
   Bank of America                                         24,500         1,364
   Bank One                                                26,527           923
   Chase Manhattan                                         11,225           846
   First Union                                             17,325           616
   Fleet Financial Group                                   41,575         1,523
   National City                                           11,075           296
   SunTrust Banks                                           5,075           334
   U.S. Bancorp                                            22,900           691
   Washington Mutual                                       23,400           684
   Wells Fargo                                             15,325           607
                                                                      ---------
                                                                          7,884
                                                                      ---------
Beauty Products -- 1.1%
   Avon Products                                           15,500           385
   International Flavors & Fragrances                      15,125           522
                                                                      ---------
                                                                            907
                                                                      ---------
Building & Construction -- 1.5%
   Fluor                                                   30,625         1,233
                                                                      ---------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Chemicals -- 3.5%
   BF Goodrich                                             26,500     $     768
   Dow                                                      4,475           508
   EI du Pont de Nemours                                   10,606           646
   Hercules                                                21,650           620
   PPG Industries                                           2,475           148
   Rohm & Haas                                              4,200           152
                                                                      ---------
                                                                          2,842
                                                                      ---------
Communications Equipment -- 1.9%
   GTE                                                     20,500         1,576
                                                                      ---------
Computers & Services -- 5.7%
   Compaq Computer                                         27,525           631
   Diebold                                                 24,950           577
   Hewlett Packard                                         17,100         1,573
   IBM                                                     14,950         1,815
                                                                      ---------
                                                                          4,596
                                                                      ---------
Containers & Packaging -- 0.5%
   Newell Rubbermaid                                       13,875           396
                                                                      ---------
Drugs -- 4.4%
   Abbott Laboratories                                     17,350           638
   Bristol-Myers Squibb                                    15,025         1,014
   Merck                                                   12,075           783
   Pharmacia & Upjohn                                      21,975         1,091
                                                                      ---------
                                                                          3,526
                                                                      ---------
Electrical Services -- 4.8%
   Central & South West                                    17,000           359
   Constellation Energy Group*                             24,225           681
   Duke Power                                              10,850           598
   FPL Group                                                7,475           377
   Pacificorp                                               8,375           169
   Southern                                                30,225           778
   Texas Utilities                                         23,875           891
                                                                      ---------
                                                                          3,853
                                                                      ---------
Entertainment -- 0.4%
   Walt Disney                                             12,200           316
                                                                      ---------
Financial Services -- 5.2%
   American General Hospitality                            12,100           463
   Equifax                                                 10,825           304
   FNMA                                                    17,600         1,103
   Household International                                  4,175           168
   Kimco Realty                                            12,100           433
   Merrill Lynch                                           13,300           894
   Morgan Stanley                                           3,525           314
   Simon Property Group                                    23,575           529
                                                                      ---------
                                                                          4,208
                                                                      ---------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Food, Beverage & Tobacco -- 4.6%
   Campbell Soup                                           18,200     $     712
   General Mills                                            3,850           312
   Hershey Foods                                            9,700           472
   Kellogg                                                 11,475           430
   PepsiCo                                                  4,825           146
   Philip Morris                                           28,650           979
   Sara Lee                                                29,150           683
                                                                      ---------
                                                                          3,734
                                                                      ---------
Gas/Natural Gas -- 3.1%
   El Paso Natural Gas                                     18,125           722
   Enron                                                   24,300         1,002
   Sempra Energy*                                          29,100           606
   Williams                                                 3,825           143
                                                                      ---------
                                                                          2,473
                                                                      ---------
Household Products -- 0.5%
   Sherwin Williams                                        19,275           404
                                                                      ---------
Insurance -- 6.6%
   American General                                        17,500         1,106
   Citigroup                                               27,025         1,189
   Jefferson Pilot                                          6,312           399
   Lincoln National                                        17,193           646
   Marsh & McLennan                                        17,900         1,226
   St. Paul                                                28,375           780
                                                                      ---------
                                                                          5,346
                                                                      ---------
Leasing & Renting -- 0.2%
   Pitney Bowes                                             2,775           169
                                                                      ---------
Machinery -- 1.0%
   Baker Hughes                                            23,250           674
   Brunswick                                                6,075           151
                                                                      ---------
                                                                            825
                                                                      ---------
Measuring Devices -- 0.2%
   Snap-On Tools                                            4,625           150
                                                                      ---------
Medical Products & Services -- 0.9%
   Baxter International                                    11,825           712
                                                                      ---------
Miscellaneous Business Services -- 2.6%
   Autodesk                                                13,425           294
   Automatic Data Processing                                7,875           351
   Deluxe                                                   6,675           227
   Electronic Data Systems                                 12,600           667
   Shared Medical Systems                                  12,675           593
                                                                      ---------
                                                                          2,132
                                                                      ---------
Miscellaneous Manufacturing -- 1.7%
   General Electric                                         7,675           910
   Minnesota Mining & Manufacturing                         5,225           502
                                                                      ---------
                                                                          1,412
                                                                      ---------

--------------------------------------------------------------------------------
                                                     Shares/Face       Market
Description                                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
Paper & Paper Products -- 1.7%
   Kimberly-Clark                                          17,600     $     924
   Willamette Industries                                    9,925           428
                                                                      ---------
                                                                          1,352
                                                                      ---------
Petroleum Refining -- 9.7%
   BP Amoco Plc-Spons, ADR                                  9,488         1,051
   Chevron                                                 10,400           923
   Conoco*                                                 11,928           327
   Exxon                                                   22,575         1,714
   Mobil                                                   13,925         1,403
   Royal Dutch Petroleum                                   22,125         1,307
   Texaco                                                  18,100         1,143
                                                                      ---------
                                                                          7,868
                                                                      ---------
Photographic Equipment & Supplies -- 1.1%
   Eastman Kodak                                           11,920           899
                                                                      ---------
Printing & Publishing -- 1.9%
   McGraw-Hill                                             18,300           885
   R.R. Donnelley & Sons                                   22,800           658
                                                                      ---------
                                                                          1,543
                                                                      ---------
Professional Services -- 1.0%
   Halliburton                                             19,475           798
                                                                      ---------
Repair Services -- 0.5%
   Ryder System                                            21,800           444
                                                                      ---------
Retail -- 1.8%
   JC Penney                                               11,025           379
   May Department Stores                                   14,100           514
   Sears Roebuck                                           17,675           555
                                                                      ---------
                                                                          1,448
                                                                      ---------
Rubber & Plastic -- 1.0%
   Armstrong World Industries                              18,850           847
                                                                      ---------
Specialty Services -- 0.3%
   National Service Industries                              7,300           230
                                                                      ---------
Steel & Steel Works -- 3.0%
   Alcoa                                                   14,725           914
   Engelhard                                               42,300           769
   Worthington Industries                                  43,200           734
                                                                      ---------
                                                                          2,417
                                                                      ---------
Telephones & Telecommunication -- 4.9%
   Alltel                                                  10,000           704
   AT&T                                                    28,162         1,225
   Bell Atlantic                                            6,395           430
   SBC Telecommunications                                   5,749           294
   US West                                                 22,866         1,305
                                                                      ---------
                                                                          3,958
                                                                      ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999


Equity Income Fund--Concluded
--------------------------------------------------------------------------------
                                                     Shares/Face       Market
Description                                          Amount (000)    Value (000)
--------------------------------------------------------------------------------
Wholesale -- 1.6%
   Motorola                                                14,300       $ 1,258
                                                                      ---------
Total Common Stocks
   (Cost $60,862)                                                        73,655
                                                                      ---------

U.S. Treasury Obligation -- 1.0%
   U.S. Treasury Bill
     0.000%, 02/03/00 (A)                                     800           787
                                                                      ---------
Total U.S. Treasury Obligation
   (Cost $788)                                                              787
                                                                      ---------

Repurchase Agreement -- 8.1%
   J.P. Morgan
     5.350%, dated 09/30/99, matures
     10/01/99, repurchase price
     $6,536,000, (collateralized by
     GNMA obligation, par value
     $9,112,000, 7.500%, 10/15/28,
     total market value: $6,665,000)                       $6,535         6,535
                                                                      ---------
Total Repurchase Agreement
   (Cost $6,535)                                                          6,535
                                                                      ---------
Total Investments -- 100.2%
   (Cost $68,185)                                                        80,977
                                                                      ---------
Other Assets and Liabilities, Net -- (0.2%)                                (142)
                                                                      ---------

Net Assets:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 6,422,252 outstanding shares of
   beneficial interest                                                   42,939
Undistributed net investment income                                         439
Accumulated net realized gain
   on investments                                                        24,927
Net unrealized depreciation on futures                                     (262)
Net unrealized appreciation on investments                               12,792
                                                                      ---------
Total Net Assets -- 100.0%                                            $  80,835
                                                                      ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                            $12.59
                                                                      ==========

* Non-income producing security
(A) Security has been pledged as collateral on open futures contracts.

ADR -- American Depository Receipt
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
PLC -- Public Limited Company

The accompanying notes are an integral part of the financial statements.


Balanced Fund
--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Common Stocks -- 58.6%
Aerospace & Defense -- 0.0%
   Raytheon Company, Cl B                                     400     $      20
                                                                      ---------
Air Transportation -- 0.1%
   Southwest Airlines                                       1,900            29
                                                                      ---------
Aircraft -- 0.9%
   United Technologies                                      8,200           486
                                                                      ---------
Banks -- 2.8%
   Bank of America                                          4,674           260
   Bank of New York                                         2,900            97
   Bank One                                                   556            19
   Bank United, Cl A                                        2,200            71
   Bankboston                                               3,900           169
   Comerica                                                 3,500           177
   First Security                                           2,400            57
   First American of Tennessee                              1,500            64
   North Fork Bancorporation                                3,500            68
   PNC Bank                                                 2,200           116
   U.S. Bancorp                                             6,800           205
   Washington Mutual                                        7,656           224
                                                                      ---------
                                                                          1,527
                                                                      ---------
Beauty Products -- 0.5%
   Avon Products                                            6,100           151
   Dial                                                     3,900            99
   Procter & Gamble                                           200            19
                                                                      ---------
                                                                            269
                                                                      ---------
Broadcasting, Newspapers &  Advertising -- 0.8%
   Fox Entertainment Group, Cl A*                           5,000           106
   Interpublic Group                                        2,300            95
   Mediaone Group*                                          3,700           253
                                                                      ---------
                                                                            454
                                                                      ---------
Chemicals -- 1.0%
   Air Products & Chemicals                                13,700           398
   Avery Dennison                                             400            21
   Monsanto                                                 3,000           107
                                                                      ---------
                                                                            526
                                                                      ---------
Communications Equipment -- 0.9%
   ADC Telecommunications*                                  4,300           180
   General Instrument*                                      2,000            96
   GTE                                                      1,100            85
   Nortel Networks                                          2,400           122
                                                                      ---------
                                                                            483
                                                                      ---------
Computers & Services -- 6.6%
   Ceridian*                                               14,100           351
   Cisco Systems*                                          11,800           809
   Comverse Technology*                                     1,600           151
   Dell Computer*                                           2,200            92

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   EMC*                                                     7,300     $     522
   Hewlett Packard                                          4,100           377
   IBM                                                     10,400         1,262
                                                                      ---------
                                                                          3,564
                                                                      ---------
Drugs -- 4.9%
   Alza*                                                    6,800           291
   American Home Products                                   3,900           162
   Bristol-Myers Squibb                                     5,000           338
   Eli Lilly                                                8,700           557
   Forest Laboratories*                                     5,700           240
   Merck                                                    6,800           441
   Schering Plough                                          1,700            74
   Warner Lambert                                           7,200           478
   Watson Pharmaceuticals*                                  2,200            67
                                                                      ---------
                                                                          2,648
                                                                      ---------
Electrical Services -- 0.1%
   Niagara Mohawk Holdings*                                 2,200            34
                                                                      ---------
Environmental Services -- 0.5%
   Allied Waste Industries*                                 8,100            95
   Republic Services, Cl A*                                 7,300            79
   Waste Management*                                        6,213           120
                                                                      ---------
                                                                            294
                                                                      ---------
Financial Services -- 2.5%
   Associates First Capital                                 4,700           169
   Equifax                                                  2,000            56
   FHLMC                                                    3,500           182
   Household International                                  1,259            51
   Mellon Bank                                             11,300           381
   Starwood Hotels and Resorts
     World Wide*                                            4,161            93
   Textron                                                  5,700           441
                                                                      ---------
                                                                          1,373
                                                                      ---------
Food, Beverage & Tobacco -- 2.7%
   Coca-Cola                                                3,500           168
   Coca-Cola Enterprises                                    9,700           219
   Conagra                                                  3,300            75
   Flowers Industries                                       4,700            64
   Nabisco Group Holdings                                   8,400           126
   Pepsi Bottling Group*                                    6,700           114
   PepsiCo                                                  8,300           251
   Ralston-Ralston Purina Group                             2,500            70
   Sara Lee                                                 7,100           166
   Seagram                                                  2,300           105
   Unilever NV*                                             1,800           123
                                                                      ---------
                                                                          1,481
                                                                      ---------
Gas/Natural Gas -- 0.1%
   Consolidated Natural Gas                                 1,100            69
                                                                      ---------

--------------------------------------------------------------------------------
                                                                      Market
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
Household Products -- 0.2%
   Maytag                                                   3,400     $     113
                                                                      ---------
Insurance -- 2.1%
   Ace, Ltd.                                                7,400           125
   American International Group                             4,553           396
   Conseco                                                  8,600           166
   Radian Group                                             1,200            52
   Torchmark                                                7,900           204
   Unumprovident                                            6,400           188
                                                                      ---------
                                                                          1,131
                                                                      ---------
Leasing & Renting -- 0.2%
   United Rentals*                                          5,100           111
                                                                      ---------
Leisure Products -- 0.7%
   Hasbro                                                   9,850           211
   Mattel                                                   8,200           156
                                                                      ---------
                                                                            367
                                                                      ---------
Machinery -- 0.1%
   SPX                                                        800            73
                                                                      ---------
Marine Transportation -- 0.7%
   Carnival                                                 8,200           357
   Oak Industries                                           1,000            45
                                                                      ---------
                                                                            402
                                                                      ---------
Measuring Devices -- 0.5%
   Honeywell                                                2,500           278
                                                                      ---------
Medical Products & Services -- 1.0%
   Baxter International                                     3,900           235
   Boston Scientific*                                       4,300           106
   Health Management Associates*,
     Cl A                                                   6,300            47
   Healthsouth Rehabilitation*                             11,742            71
   Tenet Healthcare*                                        3,600            63
                                                                      ---------
                                                                            522
                                                                      ---------
Miscellaneous Business Services -- 4.3%
   Cendant*                                                15,032           267
   Computer Sciences*                                       2,200           155
   Ecolab                                                   8,600           294
   Microsoft*                                              12,900         1,168
   Sun Microsystems*                                        5,000           465
                                                                      ---------
                                                                          2,349
                                                                      ---------
Miscellaneous Manufacturing -- 4.7%
   General Electric                                        11,700         1,387
   Harley-Davidson                                          4,600           230
   Tyco International, Ltd.                                 9,139           944
                                                                      ---------
                                                                          2,561
                                                                      ---------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999


Balanced Fund--Continued
-----------------------------------------------------------
                                                   Market
Description                           Shares    Value (000)
-----------------------------------------------------------

Office Furniture & Fixtures -- 0.4%
   Lear*                               5,900        $  208
                                                    ------
Paper & Paper Products -- 0.2%
   Fort James                          2,400            64
   Mead                                1,600            55
                                                    ------
                                                       119
                                                    ------
Petroleum & Fuel Products -- 1.0%
   Anadarko Petroleum                  4,000           122
   Atlantic Richfield                  2,000           177
   Burlington Resources                5,500           202
   Eog Resourses                       1,100            23
                                                    ------
                                                       524
                                                    ------
Petroleum Refining -- 1.6%
   Conoco*                             6,400           175
   Mobil                                 600            60
   Texaco                              7,500           473
   Unocal                              4,300           159
                                                    ------
                                                       867
                                                    ------
Photographic Equipment & Supplies-- 0.5%
   Xerox                               6,900           289
                                                    ------
Printing & Publishing -- 1.5%
   Gannett                             6,200           429
   McGraw-Hill                         1,000            48
   Time Warner                         1,500            91
   Viacom, Cl B*                       5,200           220
                                                    ------
                                                       788
                                                    ------
Professional Services -- 0.5%
   International Network Services*     1,400            76
   Halliburton                         4,800           197
                                                    ------
                                                       273
                                                    ------
Railroads -- 0.1%
   Burlington Northern Santa Fe        2,300            63
                                                    ------
Retail -- 6.2%
   Bed Bath & Beyond*                  4,700           164
   CVS                                12,000           490
   Dayton-Hudson                       3,100           186
   Home Depot                            400            28
   Kroger*                            19,500           430
   Linens N Things*                      200             7
   Lowe's                             15,200           741
   Office Depot*                      25,900           264
   Rite Aid                           10,000           138
   Safeway*                            4,100           156
   Saks*                              11,400           173


-----------------------------------------------------------
                                                   Market
Description                           Shares    Value (000)
-----------------------------------------------------------

   Tandy                              11,800        $  610
   The Gap                               400            13
                                                    ------
                                                     3,400
                                                    ------
Semi-Conductors/Instruments -- 1.7%
   Analog Devices*                     2,700           138
   Intel                               6,900           513
   Texas Instruments                   3,600           296
                                                    ------
                                                       947
                                                    ------
Software -- 0.3%
   BMC Software*                       2,500           179
                                                    ------
Specialty Construction -- 0.8%
   Masco                              13,250           411
                                                    ------
Telephones & Telecommunication -- 2.6%
   Centurytel                          4,900           199
   Lucent Technologies                11,844           768
   MCI WorldCom*                       6,585           473
                                                    ------
                                                     1,440
                                                    ------
Wholesale -- 2.3%
   Cardinal Health                     8,566           467
   Costco*                             6,900           497
   U.S. Foodservice*                  13,730           247
   W.W. Grainger                         700            34
                                                    ------
                                                     1,245
                                                    ------
Total Common Stocks
   (Cost $24,972)                                   31,917
                                                    ------

Preferred Stocks -- 0.7%
Air Transportation -- 0.0%
   Trans World Air*                      700            16
                                                    ------
Electrical Services -- 0.3%
   Cms Energy                          4,500           165
                                                    ------
Financial Services -- 0.2%
   Suiza Capital Trust II*             3,400           119
                                                    ------
Insurance -- 0.2%
   Conseco Financial Trust*            3,000            83
                                                    ------
Total Preferred Stocks
   (Cost $504)                                         383
                                                    ------

-----------------------------------------------------------
                                      Face         Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
U.S. Treasury Obligations -- 5.1%
   U.S. Treasury Notes
      6.375%, 01/15/00                $  100        $  100
      7.750%, 01/31/00                   149           150
      5.500%, 04/15/00                   150           150
      5.750%, 10/31/00                   100           100
      7.750%, 02/15/01                   125           129
      5.625%, 02/28/01                   325           325
      6.375%, 09/30/01                   100           101
      6.625%, 03/31/02                   155           158
      6.250%, 06/30/02                   100           101
      6.000%, 08/15/09                   625           630
   U.S Treasury Bond
      5.750%, 06/30/01                   840           841
                                                    ------
Total U.S. Treasury Obligations
   (Cost $2,776)                                     2,785
                                                    ------

U.S. Government Mortgage-Backed Obligations -- 2.5%
   FHLMC
      8.000%, 12/01/02                   198           202
      5.750%, 03/15/09                 1,075         1,005
   FNMA
      5.800%, 12/10/03                   100            98
      6.400%, 09/27/05                    50            50
                                                    ------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $1,361)                                     1,355
                                                    ------

Corporate Obligations -- 29.5%
   Aon
      6.900%, 07/01/04                   590           586
   Aristar
      7.250%, 06/15/06                   290           285
   Associates
      6.250%, 11/01/08                   500           472
   AT&T
      6.890%, 01/25/02                 1,340         1,337
      6.000%, 03/15/09                   250           232
   Bank of America
      6.625%, 06/15/04                   495           491
   Bausch & Lomb
      6.150%, 08/01/01                 1,340         1,328
   Capital One Bank
      6.375%, 02/15/03                 1,000           976
   Cit Group Holdings
      6.500%, 06/14/02                   650           648
   Countrywide Funding
      6.690%, 07/14/13                   995           985
   Dillards
      6.430%, 08/01/04                   725           698


-----------------------------------------------------------
                                      Face         Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Finova Capital
      6.560%, 11/15/02                $  680       $   669
      7.300%, 09/22/03                   420           422
   Ford Motor Credit
      6.375%, 04/15/00                   125           126
      6.125%, 04/28/03                   280           273
   General Electric Capital, Ser A
      6.267%, 07/23/03                   865           856
   Heller Financial, Ser I
      6.500%, 07/22/02                   280           278
   Household Finance
      7.200%, 07/15/06                   150           149
      5.875%, 02/01/09                    50            45
   Ing Groep NV (Equitable Iowa)
      8.500%, 02/15/05                   645           685
   International Lease Financial
      5.800%, 06/15/01                   390           387
      5.850%, 11/25/03                   400           387
   Merrill Lynch
      8.250%, 11/15/99                   705           707
      6.000%, 01/15/01                   100           100
   Paine Webber Group, MTN
      6.020%, 04/22/02                   400           392
   Provident
      6.375%, 07/15/05                 1,600         1,516
   Reliastar Financial
      6.500%, 11/15/08                   400           375
   Sears Roebuck Acceptance
      6.250%, 05/01/09                   180           165
   Wachovia
      6.700%, 06/21/04                   260           259
      5.625%, 12/15/08                   260           234
                                                    ------
Total Corporate Obligations
   (Cost $16,352)                                   16,063
                                                    ------

Convertible Bonds -- 0.8%
   Devon Energy,
     Convertible to 9.3283 shares
      4.950%, 08/15/08                   300           296
   WMX Technologies,
     Convertible to 26.078 shares
      2.000%, 01/24/05                   200           163
                                                    ------
Total Convertible Bonds
   (Cost $518)                                         459
                                                    ------

Warrants -- 0.0%
   Coram Healthcare*                     198           --
                                                    ------
Total Warrants
   (Cost $0)                                           --
                                                    ------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

Balanced Fund--Concluded

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------

Repurchase Agreement -- 1.1%
   J.P. Morgan
     5.350%, dated 09/30/99,
     matures 10/01/99,
     repurchase price $601,000
     (collateralized by GNMA
     obligation, par value
     $838,000, 7.500%, 10/15/28,
     total market value: $613,000)     $601         $  601
                                                  --------
Total Repurchase Agreement
   (Cost $601)                                         601
                                                  --------
Total Investments -- 98.3%
   (Cost $47,084)                                   53,563
                                                  --------
Other Assets and Liabilities, Net -- 1.7%              924
                                                  --------

Net Assets:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   4,363,661 outstanding shares of
   beneficial interest                              43,340
Undistributed net investment income                    297
Accumulated net realized gain
   on investments                                    4,371
Net unrealized appreciation on investments           6,479
                                                  --------
Total Net Assets -- 100.0%                        $ 54,487
                                                  ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $12.49
                                                  ========

*Non-income producing security
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
Ltd. -- Limited
MTN -- Medium Term Note
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
The accompanying notes are an integral part of the financial statements.

Core Fixed Income Fund

U.S. Treasury Obligations -- 25.9%
   U.S. Treasury Bonds
      5.500%, 02/29/00              $ 19,700      $ 19,729
     11.875%, 11/15/03                   410           497
     10.750%, 08/15/05                 5,615         6,896


-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
      9.875%, 11/15/15              $ 23,250      $ 31,141
      9.250%, 02/15/16               153,340       196,245
      8.500%, 02/15/20                 3,500         4,300
      8.000%, 11/15/21                64,590        76,338
      6.375%, 08/15/27                46,659        46,716
   U.S. Treasury Notes
      5.875%, 09/30/02                22,500        22,576
      7.500%, 02/15/05                   450           481
      6.875%, 05/15/06                 3,050         3,182
      7.000%, 07/15/06                 2,800         2,939
      6.500%, 10/15/06                 3,250         3,323
      3.625%, 04/15/28                36,979        34,183
      5.250%, 11/15/28                21,370        18,505
   U.S. Treasury Note (E)
      3.625%, 01/15/08                33,322        32,229
   U.S. Treasury Note (E)
      3.875%, 04/15/29                67,862        65,550
   U.S. Treasury STRIPS
      0.000%, 11/15/04                39,275        28,913
                                                  --------
Total U.S. Treasury Obligations
   (Cost $603,651)                                 593,743
                                                  --------

Corporate Obligations -- 26.6%
   AAAB
      7.250%, 05/31/05                 8,000         8,010
   ABN Amro Bank of Chicago
      6.625%, 10/31/01                 2,500         2,503
   Allstate Insurance
      7.500%, 06/15/13                 1,000         1,020
   America West Air (B)
      7.930%, 01/02/19                12,000        11,926
   Archer Daniels
      6.625%, 05/01/29                   410           365
   Associated P&C Holdings (B)
      6.750%, 07/15/03                 9,205         9,124
   Banco Nacional de Mexico Ser 1996 (B)
      6.250%, 12/01/03                 3,845         3,802
   Banco Santander Chile
      6.500%, 11/01/05                 4,225         4,040
   BankAmerica
      8.125%, 02/01/02                 1,043         1,078
      9.200%, 05/15/03                 1,350         1,450
   Bankers Trust NY
      8.125%, 05/15/02                10,060        10,337
      7.500%, 11/15/15                 1,000           959
   Bear Stearns
      9.375%, 06/01/01                 1,253         1,303
      6.250%, 07/15/05                   960           919
   Boeing
      7.875%, 04/15/43                 8,000         8,160
   British Aerospace Financial (B)
      7.500%, 07/01/27                13,000        12,837

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Cendant
      7.750%, 12/01/03               $ 5,020       $ 5,001
   Citicorp
      7.625%, 05/01/05                 2,000         2,060
   Commonwealth Edison
      9.875%, 06/15/20                   850           958
   Conectiv
      6.730%, 06/01/06                 2,850         2,818
   Consolidated Rail
      7.875%, 05/15/43                   670           664
   Continental Airlines
      6.800%, 07/02/07                 9,159         8,759
   Continental Bank, N.A.
     12.500%, 04/01/01                 1,850         2,010
   Continental Cablevision
      9.000%, 09/01/08                 2,900         3,172
      9.500%, 08/01/13                 7,625         8,473
   Countrywide Capital I
      8.000%, 12/15/26                 1,750         1,625
   Countrywide Funding (A)
      5.078%, 01/26/00                 5,000         4,996
   Cox Communication
      7.875%, 08/15/09                   750           772
   Dayton Hudson
     10.000%, 01/01/11                 1,000         1,222
      8.600%, 01/15/12                   941         1,053
   Deutsche Bank Funding Trust
     Private Placement (B)
      7.872%, 12/29/49                 3,200         3,055
   Diageo Capital PLC Note
      6.675%, 06/24/04                 3,000         2,985
   Donaldson Lufkin & Jenrette
      6.170%, 07/15/03                 2,500         2,444
      6.875%, 11/01/05                 1,750         1,715
   Dresdner Bank
      7.250%, 09/15/15                 2,700         2,575
   Dresdner Funding Private
     Placement (B)
      8.151%, 06/30/31                 2,710         2,534
   Dryden Investor Trust (B)
      7.157%, 07/23/08                10,075         9,698
   Duty Free International
      7.000%, 01/15/04                 6,825         6,876
   Dynegy   Bond
      7.450%, 07/15/06                 7,150         7,121
   Equitable Companies
      9.000%, 12/15/04                 4,250         4,617
   Federal Express
      8.400%, 03/23/10                   600           626
      9.650%, 06/15/12                 3,175         3,651
      6.845%, 01/15/19                 1,472         1,419
      9.625%, 10/15/19                   850           883
   Federal Paperboard
      8.875%, 07/01/12                 1,700         1,940


-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   First Boston, Ser 1998-C2, Cl A1
      5.960%, 12/15/07                $   10        $   10
   First National Bank of Omaha
      7.320%, 12/01/10                   750           753
   First Union
      8.125%, 06/24/02                 1,100         1,133
   First USA
      7.000%, 08/20/01                 1,175         1,193
   First USA Bank MTN
      5.850%, 02/22/01                 4,000         3,985
   Fleet Financial Group
      9.900%, 06/15/01                 2,000         2,115
   Ford Capital
     10.125%, 11/15/00                 1,275         1,326
   Ford Capital Note
      9.875%, 05/15/02                   850           914
   Ford Motor
      9.215%, 09/15/21                 1,000         1,165
      7.400%, 11/01/46                   300           289
   Ford Motor Capital
      9.500%, 07/01/01                 1,000         1,049
   Ford Motor Credit
      7.700%, 05/15/97                 4,200         4,147
   Ford Motor Global
      6.625%, 10/01/28                   750           668
   General Motors Acceptance
      9.625%, 12/15/01                 1,850         1,961
      5.950%, 03/14/03                 1,820         1,768
      5.850%, 01/15/09                 4,300         3,918
   General Motors Global
      6.750%, 05/01/28                 5,330         4,810
   General Motors MTN
      8.875%, 05/15/03                 2,400         2,553
   Georgia Pacific
      9.500%, 12/01/11                 1,500         1,719
      9.875%, 11/01/21                 4,975         5,361
   GMAC, IO
      0.000%, 06/15/15                10,000         3,125
   Goldman Sachs
      6.250%, 02/01/03                 4,700         4,600
   GTE
      5.546%, 06/12/00                10,000         9,994
   Heller Financial (A)
      5.776%, 06/25/01                15,000        14,964
   Household Netherlands
      6.200%, 12/01/03                 3,450         3,368
   Hydro Quebec, Ser FU
     11.750%, 02/01/12                 1,300         1,770
   Hydro Quebec, Ser GW
      9.750%, 01/15/18                 3,850         4,119
   J Seagram & Sons
      6.400%, 12/15/03                 3,310         3,215
      6.800%, 12/15/08                 1,600         1,516
      7.500%, 12/15/18                 2,550         2,435
      7.600%, 12/15/28                 2,800         2,656

SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

Core Fixed Income Fund--Continued

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   JC Penney
      9.750%, 06/15/21               $ 2,550       $ 2,757
      8.250%, 08/15/22                 1,500         1,457
      6.900%, 08/15/26                 3,000         2,989
   Jersey Central Power & Light
      6.375%, 05/01/03                 2,441         2,420
   John Deere
      6.000%, 02/15/09                 3,100         2,852
   JP Morgan
      6.000%, 01/15/09                 1,790         1,631
   JP Morgan Capital
      7.950%, 02/01/27                   700           668
   Key Bank (A)
      5.130%, 03/18/02                 5,060         5,038
   Keycorp Student Loan
      6.000%, 10/05/01                 5,000         5,000
   KN Energy
      9.625%, 08/01/21                 1,900         2,031
   Korea Development Bank
      7.125%, 09/17/01                 1,300         1,292
   Korea Electric Power
      7.750%, 04/01/13                 1,285         1,155
      6.750%, 08/01/27                 1,075         1,017
   Lehman Brothers
      9.875%, 10/15/00                 3,225         3,335
      6.125%, 02/01/01                 3,325         3,296
      8.750%, 05/15/02                 6,105         6,342
      8.750%, 03/15/05                 1,000         1,059
   Lehman Brothers Holdings
      8.875%, 03/01/02                 5,000         5,200
      7.500%, 09/01/06                 3,025         3,010
   Lincoln National
      9.125%, 10/01/24                 3,700         3,936
   Loew's
      7.625%, 06/01/23                 2,550         2,391
   Lucent Technologies
      6.450%, 03/15/29                 4,700         4,236
   May Department Stores
      9.875%, 06/15/21                 2,150         2,327
   Merrill Lynch
      6.875%, 11/15/18                 5,200         4,771
   Midland Bank PLC
      6.950%, 03/15/11                 3,700         3,566
   Money Store
      8.050%, 04/15/02                 1,700         1,751
   Money Store  (A)
      5.520%, 07/15/25                 2,128         2,111
   MSC 98-CF1, IO (A)
      0.840%, 12/15/12                 8,943           399
   N R G Energy  (B)
      7.625%, 02/01/06                 2,750         2,712
   Nabisco
      7.550%, 06/15/15                 2,000         1,935
      6.375%, 02/01/35                 5,000         4,781

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   National Bank of Hungary
      8.875%, 11/01/13               $ 1,550       $ 1,633
   National Rural Utilities
     Cooperative Finance
      9.000%, 09/01/21                 3,950         4,143
   National Westminster Bancorp
      9.375%, 11/15/03                 4,568         4,968
   NCNB Bank
     10.200%, 07/15/15                 6,565         7,911
   New York Telephone
      9.375%, 07/15/31                 2,900         3,110
   Newcourt
      7.125%, 12/17/03                 4,110         4,105
   Newcourt Credit
      6.875%, 02/16/05                10,655        10,375
   News America
      6.750%, 01/09/38                 1,120         1,040
   News America Holdings
     10.125%, 10/15/12                 2,325         2,587
   Norfolk Southern Railway
      7.800%, 05/15/27                 1,680         1,684
   Norsk Hydro A/S
      9.000%, 04/15/12                 1,725         1,915
   Northwest Airlines
      8.130%, 02/01/14                 2,460         2,347
   NRG Energy
      7.500%, 06/15/07                 2,000         1,930
   Oneok
      7.750%, 08/15/06                 1,000         1,007
   Orion Capital
      7.250%, 07/15/05                 3,000         2,970
   Osprey Trust (B)
      8.310%, 01/15/03                 6,000         6,022
   Paine Webber
      6.750%, 02/01/06                   750           722
   Paine Webber Group
      6.450%, 12/01/03                 1,500         1,459
      7.115%, 01/27/04                 2,000         1,982
      8.875%, 03/15/05                 1,300         1,380
      6.500%, 11/01/05                 2,775         2,643
      7.390%, 10/16/17                 3,000         2,771
   Paine Webber Group, MTN
      6.930%, 08/15/03                 1,200         1,189
   Pandhandle Eastern Pipeline
      7.000%, 07/15/29                 2,300         2,038
   Pepsi Bottling Note
      7.000%, 03/01/29                 7,950         7,324
   Philip Morris
      7.750%, 01/15/27                 8,490         8,341
   Phillips Petroleum
      9.180%, 09/15/21                 2,800         3,010

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Pohang Iron & Steel
      7.125%, 07/15/04               $ 1,250       $ 1,202
      7.375%, 05/15/05                   585           562
   Potomac Electric Power
      9.000%, 09/01/21                 1,000         1,044
   Principal Financial Group
     Private Placement (B)
      8.200%, 08/15/09                 9,000         9,067
   Province of NewFoundland
     10.000%, 12/01/20                   850         1,057
   PVNGS II Funding
      8.000%, 12/30/15                 4,500         4,674
   Quebec Province
      7.220%, 07/22/36                 1,660         1,741
   Republic of Korea
      8.875%, 04/15/08                 3,760         3,892
   RJR Nabisco
      7.750%, 05/15/06                 7,100         6,751
   RJR Nabisco (B)
      7.875%, 05/15/09                 4,680         4,388
   Rochester Telephone
      9.000%, 08/15/21                 1,000         1,004
   Royal & Sun Alliance (B)
      8.950%, 10/15/29                 3,120         3,057
   Salomon Brothers
      6.750%, 02/15/03                 5,550         5,536
   Santander Yankee Bond
      7.250%, 11/01/15                 3,600         3,384
   Santander Financial
      7.750%, 05/15/05                 3,810         3,839
   Security Capital Group
      7.750%, 11/15/03                 2,850         2,807
   Silverado Apartments (D)
      7.175%, 11/30/39                 2,335         2,277
   South Western Electric PLC (B)
      6.500%, 07/15/02                   675           672
   Sumitomo Bank International
      9.550%, 07/15/00                 3,000         3,045
   Swiss Bank
      7.000%, 10/15/15                 1,700         1,598
   System Energy Resources
      7.430%, 01/15/11                 4,232         4,100
   TCI Communications
      6.375%, 05/01/03                 3,040         3,006
      7.875%, 02/15/26                 5,470         5,641
      7.125%, 02/15/28                 4,630         4,375
   Tenneco
      7.450%, 12/15/25                   500           464
   Time Warner
      9.125%, 01/15/13                 2,100         2,370
   Toll Road Investment
     Partnership II (B)
      0.000%, 02/15/06                10,300         6,322


-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Transamerica Finance
      6.125%, 11/01/01               $ 5,100       $ 5,068
   Union Camp
     10.000%, 05/01/19                   230           242
   Union Oil Comp of California
      7.350%, 06/15/09                10,000         9,912
   United Airlines
      7.270%, 01/30/13                 1,670         1,564
   United Healthcare
      6.600%, 12/01/03                 6,885         6,610
   US Air
      7.500%, 04/15/08                 2,573         2,574
   US West Cap Funding (B)
      5.960%, 06/15/00                 6,600         6,606
   US West Communication
      8.875%, 06/01/31                 2,000         2,070
   USF&G
      7.125%, 06/01/05                 1,000         1,002
   Walt Disney
      5.620%, 12/01/08                 7,280         6,698
   Waste Management
      7.125%, 12/15/17                 8,250         6,765
   Westdeutsche Landesbank NY
      6.050%, 01/15/09                 6,750         6,176
   Western National
      7.125%, 02/15/04                 3,000         3,041
   Westvaco
     10.125%, 06/01/19                 1,000         1,052
   Weyerhaeuser
      7.250%, 07/01/13                 1,875         1,873
   Wharf Capital
      8.875%, 11/01/04                   975           945
   Wharf International Finance
      7.625%, 03/13/07                 1,300         1,129
   YPF Sociedad Anonima
      7.750%, 08/27/07                 5,000         4,819
   Zurich Capital Trust (B)
      8.376%, 06/01/37                 8,700         8,526
                                                  --------
Total Corporate Obligations
   (Cost $630,130)                                 608,772
                                                  --------

U.S. Government Agency Obligations -- 1.1%
   FFCA Secured Lending (A),
     Ser 1997-1, IO (A), (F)
      1.083%, 07/18/15                22,331           960
   FFCA Secured Lending,
     Ser 1999-1A, IO (F)
      1.803%, 03/18/16                24,900         2,000
   FNMA
      4.820%, 11/12/99                   200           199
      6.029%, 05/01/29                 2,271         2,254
   FHLMC Discount Note
      0.000%, 11/12/99                 6,190         6,155

SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

Core Fixed Income Fund--Continued


-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------

   Resolution Trust Funding STRIPS
      0.000%, 10/15/19              $ 53,800      $ 14,114
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $26,890)                                   25,682
                                                  --------

U.S. Government Mortgage-Backed Obligations -- 37.6%
   FHLMC
     5.500%, 10/01/13-07/01/14        30,226        28,468
     6.000%, 03/01/14-02/01/29        24,622        23,349
     6.500%, 08/01/08-07/01/29        40,901        39,319
     6.625%, 09/15/09                 23,000        22,885
     6.956%, 07/01/27                  3,854         3,902
     7.000%, 02/01/09-09/01/25         8,543         8,406
     7.500%, 06/01/10-09/01/29         6,266         6,304
     8.000%, 07/01/12-01/01/28         6,950         7,120
     9.000%, 12/01/05                    114           119
   FHLMC COFI ARM (A)
      7.500%, 03/01/24                   635           636
   FHLMC REMIC, Ser 1005, Cl D
      6.500%, 10/15/05                   575           572
   FHLMC REMIC, Ser 1563 (A)
      9.210%, 08/15/08                   289           286
   FHLMC REMIC, Ser 1907, Cl LP
      9.300%, 04/15/19                 1,997         2,098
   FHLMC TBA
      6.500%, 10/01/29-10/14/29      107,220       102,861
      7.000%, 10/01/29                15,100        14,850
      7.500%, 10/01/29                 3,380         3,396
   FNMA
      5.500%, 09/01/13-06/01/14       15,635        14,712
      6.000%, 10/01/13-04/01/29       50,480        47,916
      6.140%, 09/10/08                 2,790         2,609
      6.500%, 04/01/09-11/01/29       23,903        23,157
      7.000%, 05/01/11-05/01/26        9,402         9,393
      7.500%, 06/01/22-10/01/29       27,608        27,698
      8.000%, 11/01/10-09/01/29       23,906        24,415
      8.500%, 09/01/13                    97           100
      9.000%, 07/01/07                    99           103
   FNMA CMO, Ser 1997-G5
      7.050%, 06/25/04                 4,011         4,016
   FNMA PO, Ser 94-9-C
      Zero Coupon, 08/25/23              108            96
   FNMA REMIC
      6.500%, 03/25/07                 4,535         4,488
      5.500%, 08/25/20                 2,666         2,553
   FNMA REMIC Ser 1990-106, Cl J
      8.500%, 09/25/20                   515           535
   FNMA REMIC Ser 1991-156, Cl A
      7.500%, 10/25/21                 1,736         1,739


-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   FNMA REMIC Ser 1996-56,
     STRIPS, CMO
      9.000%, 09/25/25                $  547        $  571
   FNMA Ser 93-254, Cl C, PO
      Zero Coupon, 08/25/23               30            29
   FNMA TBA
      5.500%, 10/01/14                   787           740
      6.000%, 10/19/14-10/14/29      104,520        96,776
      6.500%, 10/19/14-10/14/29       75,090        72,536
      7.000%, 10/14/29                16,000        15,710
      7.500%, 10/01/28-10/14/29       25,490        25,545
      8.000%, 10/14/29                11,000        11,220
      8.500%, 10/14/29                 5,000         5,173
   GNMA
      6.500%, 04/15/23-06/15/29       50,995        48,978
      6.625%, 08/20/22                 3,470         3,542
      7.000%, 12/15/22-08/15/29       50,287        49,354
      7.500%, 09/15/06-09/15/29       40,234        40,358
      7.700%, 11/15/38                 1,506         1,524
      7.790%, 03/15/38                 1,358         1,429
      8.000%, 05/15/25-09/01/27        2,223         2,273
      8.040%, 02/01/39                   499           531
      8.500%, 11/15/00-12/15/21          387           401
      9.500%, 01/15/19                   372           399
   GNMA (A)
      6.875%, 06/20/18                   207           209
      6.625%, 09/20/19                   200           204
   GNMA TBA
      6.000%, 10/01/14-10/01/29       38,320        35,826
      6.500%, 10/01/29                14,999        14,329
      7.500%, 10/01/28                 3,800         3,810
                                                  --------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $861,980)                                 859,568
                                                  --------

Asset-Backed Securities -- 3.4%
   Asset Securitization, Ser 1997-D4,
     Cl A1-C
      7.420%, 04/14/29                 3,100         3,160
   Banc One Credit Card Master Trust
      7.340%, 10/25/26                   942           952
   Chase Manhattan Auto Grantor
     Trust, Ser 1996-B, Cl A
      6.230%, 06/15/03                10,175        10,213
   Citibank Credit Card Master
     Trust I, Ser 1996-1, Cl A, PO
      0.000%, 02/07/03                11,839        10,655
   Citibank Credit Card Master
     Trust Ser 1996-1, Cl A
      0.000%, 02/07/03                 2,703         2,433

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Copel 99-B-A3
      6.610%, 12/18/02               $ 3,700       $ 3,701
   Delta Funding Home Equity Loan,
     Ser 1998-1, Cl A1-F (A)
      5.270%, 10/25/17                 1,134         1,135
   Discover Card Master Trust I,
     Ser 1995-2, Cl A
      6.550%, 02/18/03                 4,275         4,297
   Fairbanks Capital Mortgage
     Ser 1991-1 A (F)
      5.810%, 05/25/28                12,017        11,988
   GMACC, Ser 98-C2
      0.823%, 05/15/31                25,665         1,015
   Greentree Recreational Equipment
     & Consumer Trust Ser 1999-A A3
      0.000%, 07/15/03                 5,900         5,887
   MBNA Master Credit Card Trust
     Ser 1999-B, Cl A
      5.900%, 08/15/11                 1,375         1,293
   MBNA Master Credit Card Trust
     Ser 1999-J, Cl A
      7.000%, 02/15/12                 1,200         1,206
   New South 1999-1  Class A6, IO
      8.000%, 05/25/30                 3,000           363
   Olympic Automobile Receivables
     Trust , Ser 1995-D, Cl A5
      6.150%, 07/15/01                11,370        11,382
   Sears Credit
      6.050%, 01/15/08                 2,135         2,103
   Sears Credit Account Master
     Trust II, Ser 95-5, Cl A
      7.000%, 10/15/04                 1,416         1,429
   Sears Credit Account Master
     Trust, Ser 95-3, Cl A
      8.100%, 06/15/04                 1,833         1,862
   Structured Asset Securities
     Ser 1998-C2A, Cl A (A)
      5.550%, 12/25/00                     5             6
   Union Acceptance, Ser 1998-B,
     Cl A2
      5.830%, 10/09/01                 3,418         3,419
                                                  --------
Total Asset-Backed Securities
   (Cost $77,890)                                   78,499
                                                  --------

Mortgage-Backed Obligations -- 7.1%
   Advanta Mortgage Trust,
     Ser 1993-4, Cl A1
      5.500%, 03/25/10                 1,714         1,667
   American Airlines
      9.780%, 11/26/11                 4,331         4,731
   Arbors of Little Rock (D)
      7.450%, 01/01/39                 1,995         1,981


-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Capco American Securitization,
     Ser 1998-D7, Cl A1B
      6.260%, 09/15/08               $   530        $  494
   Castle Terrace (D)
      8.000%, 05/01/37                 1,503         1,538
   Chase Commercial Mortgage
      7.370%, 02/19/07                   107           108
   Chase Commercial Mortgage,
     Ser 1997-2, Cl A1
      6.450%, 12/19/04                 2,561         2,511
   Chase Commercial Mortgage Securities,
     CMO, Ser 1998-1, Cl A2
      6.560%, 05/18/08                 1,225         1,170
   Citibank Credit Card Master
     Trust I, Ser 1997-6, Cl A
      0.000%, 08/15/06                 1,133           809
   Commercial Mortgage Asset
     Trust, Ser 1999-C1, Cl A1
      6.250%, 08/17/06                 1,949         1,892
   Community Program Loan Trust
      7.720%, 06/25/23                 3,612         3,716
   Contimortgage Home Equity
     Loan Trust
      6.630%, 12/15/20                 2,500         2,494
   Contimortgage Home Equity
     Loan Trust, Ser 1997-2, Cl A9
      7.090%, 04/15/28                 3,250         3,241
   Continental Airlines Series 99-2
     Class C-1
      7.730%, 03/15/11                 5,500         5,441
   Creekwood (D)
      7.300%, 11/15/38                 1,998         2,043
   Delta Funding Home Equity Loan
     Trust Ser 1997-3, Cl A6f
      6.860%, 10/25/28                 4,000         3,948
   Delta Funding Home Equity Loan
     Trust Ser 1997-4, Cl A5f
      6.670%, 01/25/28                 5,500         5,364
   Deutsche Mortgage, Ser 1998,
     Cl A1
      6.220%, 09/15/07                 1,087         1,059
   Discover Card Master Trust
      6.200%, 05/16/06                 6,080         5,988
   DLJ Commercial Mortgage
     1998-Cf2 Class A1a
      5.880%, 11/12/31                 5,906         5,659
   Enclave of Stone Brook (D)
      0.000%, 08/29/37                     3             3
      7.500%, 11/01/38                 1,923         1,917
   Enterprise Mortgage Acceptance,
     Ser 1991-1, Cl A, IO (A) (F)
      1.240%, 10/12/23                61,030         3,967

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

Core Fixed Income Fund--Concluded

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Equivantage Home Equity Loan
     Trust 1997-2 Cl A3
      7.275%, 07/25/28               $ 2,183       $ 2,241
   First Union-Lehman Brothers
     Ser 1997-C2, CMO, IO (B)
      1.530%, 11/18/27                 4,600           344
   Ge Capital Mortgage
     Services 97-7: A15
      5.000%, 02/25/09                 1,170         1,015
   Goldman Sachs Mortgage Securities,
     Ser 1998-2, Cl A CMO
      7.750%, 05/19/27                 1,237         1,253
   Green Tree Financial,
     Ser 1996-10, Cl A6
      7.290%, 03/15/28                 1,250         1,193
   GSMS 98-1 A CMO
      8.000%, 08/19/19                 1,346         1,375
   Holt Apartments (D)
      7.275%, 10/01/38                 2,056         2,017
   Household Automobile Revolving
     Trust Series 1999-1  Class A2
      5.719%, 05/17/02                11,360        11,355
   Impac Commercial Holdings
      6.060%, 10/20/07                 4,482         4,354
   JP Morgan Commercial Mortgage
     Finance, Ser 1997-C5,
     Cl X, CMO, IO (A) (B)
      1.540%, 09/15/29                12,396           921
   Lehman Brothers Commercial
     Conduit Mortgage Trust Series
     1998-C4 Class A1b
      6.210%, 10/15/08                 1,620         1,512
   Matterhorn One Ltd Trust
     Certificates (A)(B)
      7.120%, 04/13/36                 5,100         5,107
   Merrill Lynch
      7.430%, 09/01/22                 1,833         1,843
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
      6.960%, 11/21/28                 7,940         7,888
   Mortgage Capital Funding 98MC2
     Cmbs Senior Class A
      6.423%, 05/18/08                   275           259
   MSCI, Series 98-Cf1, Cl A1
      6.330%, 10/15/07                   809           791
   Nationslink Funding
     1999 Sl Class A1
      5.805%, 02/10/01                 6,451         6,424
   Orchard Park Inn (D)
      0.000%, 03/01/28                    --             1
   PP&l Transition Bond  LLC Series
     1999-1 Class A1
      6.080%, 03/25/03                14,800        14,803


-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Rali 98-Qs6 Series  Cb6
      6.750%, 05/25/28               $ 2,008       $ 1,987
   Renaissance Place Apartments
      7.395%, 08/02/32                 1,344         1,329
   Residential Asset Securitization
     Trust, Ser 1998-A1
      7.000%, 03/25/28                    37            38
   Rosewood (D)
      8.000%, 07/01/37                 1,502         1,538
   RTC 92-7-A2D
      6.200%, 06/25/21                   550           544
   RTC ARM 92-B3 (A)
      7.280%, 09/25/29                 2,397         2,399
   RTC ARM M-3 (A)
      6.650%, 05/25/21                11,033        10,993
   RTC ARM M-6 (A)
      6.600%, 10/25/24                 3,000         2,989
   Ryland Mortgage Ser 1994-7a, Cl A2
      7.000%, 08/25/25                 1,217         1,214
   Sanctuary At Tuttle Crossing (D)
      8.250%, 06/01/37                 1,318         1,365
   Silverado Apartments (D)
      0.000%, 11/30/39                   233           227
   Somerford Place Facility (D)
      7.475%, 07/01/38                 1,964         1,953
   TMSRT, Ser 97-2, Cl A1
      6.650%, 11/15/07                   107           108
   UCFC Home Equity Loan,
     Ser 1998-A, Cl A1 (A)
      5.460%, 07/15/11                 1,109         1,109
   UCFC Home Equity Loan,
     Ser 95-B-1, Cl A5
      7.250%, 12/10/20                 2,450         2,477
   Union Planters Mortgage Finance,
     CMO, Ser 1998-1, Cl A1
      6.350%, 01/25/28                   936           941
   Village at Stone Falls (D)
      7.375%, 08/29/37                 2,030         2,005
   Villages at Clear Springs (D)
      7.625%, 09/30/38                 2,009         2,017
                                                   -------
Total Mortgage-Backed Obligations
   (Cost $164,159)                                 161,670
                                                   -------

Commercial Paper -- 0.4%
   Lockheed Martin
      6.150%, 02/18/00                 3,300         3,223
   TRW
      6.220%, 02/15/00                 6,000         5,858
                                                   -------
Total Commercial Paper
   (Cost $9,079)                                     9,081
                                                   -------
56

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
Options -- 0.0%
   December 1999 90 Day Euro$
     Call                             $  771        $   87
   November 1999 5 Year Note
     Call                               (153)          (60)
   November 1999 US Long Bond
     Call                               (163)          (49)
   November 1999 US Long Bond
     Call                               (343)         (241)
   October 1999 US Long Bond
     Call                               (206)          (58)
                                                 ---------
Total Options
   (Cost $ (592)                                      (321)
                                                 ---------

Municipal Bond -- 0.1%
   First Chicago Funding
      0.000%, 06/30/10                 3,850         1,771
                                                 ---------
Total Municipal Bond
   (Cost $1,705)                                     1,771
                                                 ---------

Repurchase Agreement -- 17.7%
   J.P. Morgan
     5.350%, dated 09/30/99,
     matures 10/01/99, repurchase
     price $404,801,000
     (collateralized by various
     FNMA obligations, total par
     $517,987,000, 5.500-8.000%,
     05/01/08-10/01/29, total
     market value: $23,655,000)      404,741       404,741
                                                 ---------
Total Repurchase Agreement
   (Cost $404,741)                                 404,741
                                                 ---------
Total Investments -- 119.9%
   (Cost $2,779,633)                             2,743,206
                                                 =========

(A) Variable Rate Security -- the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 1999.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(C)  Securities have been pledged as collateral on open futures contracts.
(D)  Loans supporting construction in progress.
(E)  U.S. Treasury Inflation Index Note
(F)  Restricted security, not readily marketable (see note 2).
ARM -- Adjustable Rate Mortgage
Cl -- Class
COFI -- Cost of Funds Index
CMO -- Collateralized Mortgage Obligation


-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------

FFCA -- Federal Farm Credit Association
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
MTN -- Medium Term Note
PLC -- Public Limited Company
PO -- Principal Only
REMIC -- Real Estate Mortgage Investment Conduit
RTC -- Resolution Trust Corporation
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal
Securities
TBA -- To Be Announced

The accompanying notes are an integral part of the financial statements.


High Yield Bond Fund

Corporate Obligations -- 89.5%
   AAF-Mcquay (A)
      8.875%, 02/15/03                $  835        $  783
   Abraxas Petroleum, Ser D
     11.500%, 11/01/04                 1,250           859
   Ackerley Group, Ser B
      9.000%, 01/15/09                 1,600         1,532
   Acme Television (B)*
     11.730%, 09/30/04                   500           438
   Adelphia Cable Communications
     10.500%, 07/15/04                   500           524
   Adelphia Communications
      7.875%, 05/01/09                   500           452
   Adelphia Communications, Ser B
      8.375%, 02/01/08                 1,750         1,632
   ADV Accessory
      9.750%, 10/01/07                   550           498
   Advance Holding (B)
     14.781%, 04/15/09                 1,500           838
   Advance Stores (A)
     10.250%, 04/15/08                 1,100         1,026
   Advanced Glassfiber (A)
      9.875%, 01/15/09                 1,000           915
   AEI Resources (A)
     11.500%, 12/15/06                   500           424
   AES
      8.500%, 11/01/07                   800           734
      8.000%, 12/31/08                   500           461

STATEMENT OF NET ASSETS
------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

High Yield Bond Fund--Continued

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Aetna Industries
     11.875%, 10/01/06               $ 1,000       $ 1,115
   AFC Enterprises
     10.250%, 05/15/07                 1,100         1,070
   Agrilink Foods
     11.875%, 11/01/08                 1,700         1,602
   Ainsworth Lumber
     12.500%, 07/15/07                 1,500         1,650
   Airgate PCS (B)
     12.991%, 10/01/09                   650           353
   Airplanes Pass Through Trust
     10.875%, 03/15/19                   300           270
   Alaris Medical (B)
     13.302%, 08/01/08                 1,000           529
   Algoma Steel
     12.375%, 07/15/05                 1,000           847
   Allbritton Communications
      9.750%, 11/30/07                   800           800
   Allied Holdings, Ser B
      8.625%, 10/01/07                   850           788
   Allied Waste North America
      7.875%, 01/01/09                 1,300         1,147
   Allied Waste North America (A)
     10.000%, 08/01/09                   500           456
   AMC Entertainment
      9.500%, 03/15/09                 1,000           827
      9.500%, 02/01/11                 1,000           817
   American Axle & Manufacturing
      9.750%, 03/01/09                   500           494
   American Builder & Contractors
     10.625%, 05/15/07                   500           456
   American Cellular
     10.500%, 05/15/08                   750           776
   American Commercial Lines
     10.250%, 06/30/08                 1,100         1,089
   American Lawyer Media
     Holding (B)
     13.156%, 12/15/08                 1,000           640
   American Lawyer Media
      9.750%, 12/15/07                 1,250         1,225
   American Media Operation (A)
     10.250%, 05/01/09                   750           727
   American Radio Systems
      9.000%, 02/01/06                   500           526
   American Restaurant Group
     11.500%, 02/15/03                   700           633
   American Skiing
     12.000%, 07/15/06                   450           406
   American Tissue
     12.500%, 07/15/06                   800           774
   Ameriking
     10.750%, 12/01/06                   600           538
   Ameriserv Food
      8.875%, 10/15/06                   200           157


-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Ameristar Casino, Ser B
     10.500%, 08/01/04               $ 1,350       $ 1,350
   AMF Group
     10.875%, 03/15/06                   700           530
   AMF Group Senior (B)
     19.935%, 03/15/06                   306           177
   Amkor Technologies (A)
     10.500%, 05/01/09                   500           482
   Ampex
     12.000%, 03/15/03                 1,000         1,020
   Amphenol
      9.875%, 05/15/07                   500           501
   AMSC Acquisition, Ser B
     12.250%, 04/01/08                   900           648
   Amscan Holdings
      9.875%, 12/15/07                   400           325
   Amtrol
     10.625%, 12/31/06                   400           394
   Anchor Lamina
      9.875%, 02/01/08                 1,000           877
   Anthony Crane Rentals, Ser B
     10.375%, 08/01/08                   500           451
   AP Holdings (B)
     14.280%, 03/15/08                 1,700           943
   Apcoa
      9.250%, 03/15/08                   700           649
   Applied Extrusion Tech, Ser B
     11.500%, 04/01/02                   800           824
   Arcadia Financial Ltd.
     11.500%, 03/15/07                   500           381
   Archibald Candy
     10.250%, 07/01/04                 1,200         1,185
   Argosy Gaming
     10.750%, 06/01/09                 1,300         1,332
   Atlantic Express
     10.750%, 02/01/04                   500           486
   Atlas Air
      9.375%, 11/15/06                 1,250         1,209
   Aurora Foods
      8.750%, 07/01/08                   850           807
   Autotote
     10.875%, 08/01/04                 1,000         1,044
   Avalon Cable Holdings (B)
     11.094%, 12/01/08                   500           328
   Avalon Cable of Michigan
      9.375%, 12/01/08                 1,250         1,250
   Avis Rent A Car (A)
     11.000%, 05/01/09                   750           769
   Aztar (A)
      8.875%, 05/15/07                 1,500         1,410
   B&G Foods
      9.625%, 08/01/07                   500           462
   Ball
      8.250%, 08/01/08                   700           677

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Balley Total Fitness
      9.875%, 10/15/07                $  400        $  378
   Bayou Steel
      9.500%, 05/15/08                   750           707
   Belden & Blake, Ser B
      9.875%, 06/15/07                   500           309
   Bellwether Exploration
     10.875%, 04/01/07                 1,200         1,089
   Berry Plastics
     12.500%, 06/15/06                   500           469
   Berry Plastics (A)
     11.000%, 07/15/07                 1,300         1,303
   Better Minerals & Aggreg (A)
     13.000%, 09/15/09                   500           500
   Beverly Enterprises
      9.000%, 02/15/06                   700           621
   BGF Industries
     10.250%, 01/15/09                 1,000           860
   Big City Radio (B)
     15.386%, 03/15/05                 1,700         1,205
   Big Flower Press
      8.625%, 12/01/08                 1,000           957
   Blue Bird Body
     10.750%, 11/15/06                   500           559
   Booth Creek
     12.500%, 03/15/07                 1,000           747
   Boyd Gaming
      9.500%, 07/15/07                   500           489
   Boyds Collection
      9.000%, 05/15/08                   478           471
   Brand Scaffold Services
     10.250%, 02/15/08                   750           677
   Breed Technologies* (C)
      0.000%, 04/15/08                 1,000            35
   Bresnan Communication (A)
      8.000%, 02/01/09                 1,350         1,330
   Bresnan Communication (B)
      9.611%, 02/01/09                 1,700         1,116
   Buckeye Cellulose
      9.250%, 09/15/08                   500           509
   Bucyrus International
      9.750%, 09/15/07                   500           485
   Building One Services (A)
     10.500%, 05/01/09                   750           688
   Burke Industries
     10.000%, 08/15/07                   600           436
   BWAY, Ser B
     10.250%, 04/15/07                   500           501
   Caithness Coso (A)
      9.050%, 12/15/09                 1,000           982
   California Steel (A)
      8.500%, 04/01/09                   500           472

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Call-Net Enterprises
      9.375%, 05/15/09               $ 1,050        $  916
   Call-Net Enterprises (B)
     11.214%, 08/15/07                 1,000           677
   Call-Net Enterprises (A) (B)
     12.028%, 08/15/08                   600           338
     12.775%, 05/15/09                   500           262
   Cambridge Industries, Ser B
     10.250%, 07/15/07                   500           324
   Canadian Airlines
     10.000%, 05/01/05                   400           319
   Canadian Airlines Yankee
     12.250%, 08/01/06                   950           615
   Canadian Forest Oil, Ltd.
      8.750%, 09/15/07                   500           480
   Caprock Communications (A)
     11.500%, 05/01/09                 1,000           960
   Capstar Broadcasting
      9.250%, 07/01/07                 1,250         1,267
   Capstar Broadcasting (B)
     10.812%, 02/01/09                 1,000           855
   Capstar Hotel
      8.750%, 08/15/07                   500           457
   Carrier One
     13.250%, 02/15/09                 1,000           980
   Carrols
      9.500%, 12/01/08                 1,000           850
   Casino Magic
     13.000%, 08/15/03                 1,600         1,780
   Cencall Communication
     10.125%, 01/15/04                   100           102
   Centennial Cellular
     10.750%, 12/15/08                 1,000         1,040
   Century Communications
      8.875%, 01/15/07                   550           531
   Century Communications, Ser B
      Zero Coupon, 01/15/08            1,850           789
   CF Cable Television
     11.625%, 02/15/05                    50            55
   Chancellor Media
      9.375%, 10/01/04                   750           748
   Chancellor Media (A)
      8.000%, 11/01/08                   500           486
   Charter Communication Holdings (A)
      8.625%, 04/01/09                 1,500         1,410
   Charter Communication Holdings (B)
     10.847%, 04/01/11                 2,600         1,544
   Cinemark USA
      9.625%, 08/01/08                   600           517
   Cinemark USA, Ser B
      8.500%, 08/01/08                   500           399

STATEMENT OF NET ASSETS
------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

High Yield Bond Fund--Continued
-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Circus Circus Enterprise
      9.250%, 12/01/05               $ 1,000       $ 1,000
   Citadel Broadcasting
      9.250%, 11/15/08                 1,250         1,231
   Clark R&M
      8.875%, 11/15/07                   500           441
   Classic Communications (B)
     12.034%, 08/01/09                 1,000           671
   Clearnet Communications (B)
     12.344%, 12/15/05                 1,800         1,694
   Cliffs Drilling
     10.250%, 05/15/03                   400           396
   Climachem, Ser B
     10.750%, 12/01/07                 1,000           857
   CMS Energy
      7.500%, 01/15/09                 1,100         1,012
   Cms Energy, Ser B
      6.750%, 01/15/04                   850           802
   Coast Hotels & Casinos
      9.500%, 04/01/09                 1,200         1,131
   Coaxial Communication
     10.000%, 08/15/06                 1,700         1,721
   Coaxial Communication LLC (B)
     11.760%, 08/15/08                 1,000           669
   Cogentrix Energy
      8.750%, 10/15/08                 1,000         1,007
   Coinstar (B)
     11.998%, 10/01/06                 1,000         1,046
   Collins & Aikman (A)
     10.000%, 01/15/07                 1,000           977
     11.500%, 04/15/06                 1,550         1,562
   Color Spot Nurseries
     10.500%, 12/15/07                   900           742
   Colorado Gaming &
     Entertainment PIK
     12.000%, 06/01/03                 1,000           955
   Comcast
      9.375%, 05/15/05                   250           263
      9.125%, 10/15/06                   600           627
   Comcast UK Cable (B)
     10.810%, 11/15/07                   750           679
   Commonwealth Aluminum
     10.750%, 10/01/06                   500           502
   Communications Instrument
     10.000%, 09/15/04                   500           424
   Completel Europe (A)(B)
     14.441%, 02/15/09                 1,800           963
   Comstock Resources (A)
     11.250%, 05/01/07                   500           514
   Concentric Network
     12.750%, 12/15/07                   550           553
   Condor Systems (A)
     11.875%, 05/01/09                   750           721

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Congoleum
      8.625%, 08/01/08               $ 1,000        $  867
   Consolidated Container Capital (A)
     10.125%, 07/15/09                 1,000         1,007
   Constellation Finance LLC Ser 1997-1
      9.800%, 12/14/02                   500           468
   Consumers Packaging
      9.750%, 02/01/07                   750           711
   Container
      9.750%, 04/01/03                   550           568
   Costilla Energy (C)
      0.000%, 10/01/06                 1,000           277
   Covad Communications Group
     12.500%, 02/15/09                   800           756
   Crown Central Petroleum
     10.875%, 02/01/05                 1,000           760
   Crown Packaging Enterprises Ltd. (B)
     61.003%, 08/01/06                   775            39
   Crown Paper
     11.000%, 09/01/05                 1,000           757
   CSC Holding
     9.250%, 11/01/05                    250           264
     8.125%, 07/15/09-08/15/09         1,750         1,769
     9.875%, 02/15/13                    650           682
   Cumulus Media (A)
     10.375%, 07/01/08                 1,450         1,493
   D.R. Horton (A)
      8.000%, 02/01/09                 1,000           912
   Dade International
     11.125%, 05/01/06                   500           516
   Day International
      9.500%, 03/15/08                   600           540
   Delaware County Remy
     International
     10.625%, 08/01/06                 1,500         1,504
   Details, Ser B
     10.000%, 11/15/05                   500           473
   Diamond Brands Operating (A)
     10.125%, 04/15/08                   650           500
   Diamond Cable Communications (B)
     12.698%, 09/30/04                   300           306
     11.095%, 02/15/07                 1,450         1,107
   Diamond Cable Communications
     PLC (B)
     11.222%, 12/15/05                 1,050           938
   Diamond Holdings PLC
      9.125%, 02/01/08                 1,000           992
   Diamond Triumph Auto (A)
      9.250%, 04/01/08                 1,000           991
   Digital Television Services Ser B
     12.500%, 08/01/07                   500           541
   Diva Systems, Ser B (B)
     24.730%, 03/01/08                 2,757           824

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Dobson Communications (A)
     11.750%, 04/15/07                $  600        $  625
   Dobson/Sygnet Communications
     12.250%, 12/15/08                 1,000         1,042
   Dolphin Telecom PLC (A)(B)
     17.437%, 05/15/09                   800           328
   Dolphin Telecom PLC (B)
     17.133%, 06/01/08                   600           268
   Doman Industries (A)
     12.000%, 07/01/04                 1,250         1,259
   Doskocil Manufacturing
     10.125%, 09/15/07                   500           274
   Drypers
     10.250%, 06/15/07                 1,450         1,214
   DTI Holdings (B)
     22.182%, 03/01/08                 1,000           349
   Dual Drilling
      9.875%, 01/15/04                   500           523
   Dura Operating (A)
      9.000%, 05/01/09                   750           711
   E.spire Communications
     13.750%, 07/15/07                   500           429
   E.spire Communications (B)
     21.488%, 11/01/05                 1,800         1,078
     21.319%, 04/01/06                   500           274
     19.165%, 07/01/08                   500           184
   Eagle Family Foods
      8.750%, 01/15/08                 1,200           945
   Eagle Geophysical (C)*
      0.000%, 07/15/08                 1,000           157
   Earthwatch (B)
     13.197%, 07/15/07                 2,250         1,564
   Echostar DBS
      9.375%, 02/01/09                 2,300         2,277
   Econophone (B)
     13.223%, 02/15/08                 1,000           597
   Eldorado Resorts
     10.500%, 08/15/06                   500           514
   Elgar Holdings
      9.875%, 02/01/08                 1,000           717
   Emmis Communications
      8.125%, 03/15/09                 1,200         1,137
   Empress Entertainment (A)
      8.125%, 07/01/06                   450           438
   Energis PLC (A)
      9.750%, 06/15/09                   650           652
   Energy of America
      9.500%, 05/15/07                   500           449
   Esprit Telecom Group PLC
     11.500%, 12/15/07                   500           519
   Exodus Communications (A)
     11.250%, 07/01/08                 1,200         1,218
   Facilicom International
     10.500%, 01/15/08                   800           658


-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Falcon Building
      9.500%, 06/15/07                $  500        $  461
   Falcon Holding Group (B)
      9.555%, 04/15/10                   750           532
   Falcon Holdings Group
      8.375%, 04/15/10                 1,165         1,150
   Filtronic PLC (A)
     10.000%, 12/01/05                 1,300         1,267
   Finlay Enterprises
      9.000%, 05/01/08                   200           187
   First Wave Marine
     11.000%, 02/01/08                 1,000           812
   Fisher Scientific International
      9.000%, 02/01/08                 1,000           932
   Fitzgeralds Gaming (C)
      0.000%, 12/15/04                 1,400           749
   Flag Ltd.
      8.250%, 01/30/08                   750           652
   Fleming
     10.500%, 12/01/04                   670           635
   Flores & Rucks
      9.750%, 10/01/06                   400           412
   Florida Panthers Holdings
      9.875%, 04/15/09                   750           694
   Focal Communications (B)
     14.818%, 02/15/08                 1,550           868
   Formica (A)
     10.875%, 03/01/09                 1,000           957
   Fountain View (A)
     11.250%, 04/15/08                 1,000           782
   French Fragrances
     10.375%, 05/15/07                   500           469
   Friendly Ice Cream
     10.500%, 12/01/07                   700           637
   Frontier Oil (A)
      9.125%, 02/15/06                   800           762
   Frontiervision Holdings (B)
     10.714%, 09/15/07                 1,300         1,113
   Fundy Cable
     11.000%, 11/15/05                   500           534
   Galaxy Telecom (A)
     12.375%, 10/01/05                 1,400         1,491
   Galey & Lord
      9.125%, 03/01/08                   750           298
   Garden State (A)
      8.625%, 07/01/11                 1,000           905
   Gaylord Container
      9.750%, 06/15/07                   600           561
   Gaylord Container (A)
      9.375%, 06/15/07                   850           786
   GCI
      9.750%, 08/01/07                 1,250         1,191
   Genesis Health Ventures
      9.875%, 01/15/09                 1,000           517

STATEMENT OF NET ASSETS
------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

High Yield Bond Fund--Continued
-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Global Crossings Holdings (A)
      9.625%, 05/15/08               $ 1,200       $ 1,233
   Global Telesystems Group
      9.875%, 02/15/05                 1,250         1,197
   Globalstar
     11.375%, 02/15/04                   400           259
     11.250%, 06/15/04                   900           583
   Globalstar LP/Capital
     11.500%, 06/01/05                   250           156
   Golden Northwest
     12.000%, 12/15/06                   700           719
   Golden Ocean Group Ltd.
     10.000%, 08/31/01                 1,032           108
   Golden Sky (B)
     13.035%, 03/01/07                 1,000           579
   Golden Sky Systems, Ser B
     12.375%, 08/01/06                   400           439
   Gothic Production
     11.125%, 05/01/05                   700           600
   Graham Packaging
      8.750%, 01/15/08                   400           379
   Granite Broadcasting
      9.375%, 12/01/05                 1,000         1,002
      8.875%, 05/15/08                   500           476
   Gray Communications System
     10.625%, 10/01/06                   500           520
   Great Lakes Carbon
     10.250%, 05/15/08                   500           469
   Group Maintenance (A)
      9.750%, 01/15/09                 1,000           957
   Grove Worldwide (A)
      9.250%, 05/01/08                 1,000           550
   GS Technologies
     12.000%, 09/01/04                 1,100           833
   GSI Group
     10.250%, 11/01/07                 1,000           667
   GST Equipment Funding
     13.250%, 05/01/07                   500           514
   GST USA Guarantee (B)
     15.230%, 12/15/05                 1,760         1,406
   Gulf Canada Resources
      9.625%, 07/01/05                   500           510
   Gulf Canada Resources (A)
      8.375%, 11/15/05                   500           494
   Gulf States Steel (C)
      0.000%, 04/15/03                 1,000           157
   Hard Rock Hotel (A)
      9.250%, 04/01/05                 1,850         1,563
   Harrahs Operating (A)
      7.875%, 12/15/05                 1,000           955
   Harvey Casinos Resorts
     10.625%, 06/01/06                 1,400         1,417
   Hayes Lemmerz (A)
      8.250%, 12/15/08                   600           526

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Hayes Wheel International
     11.000%, 07/15/06                $  500        $  512
      9.125%, 07/15/07                   600           559
   Haynes International
     11.625%, 09/01/04                   500           467
   Helicon (B)
     11.000%, 11/01/03                   700           728
   Hermes Europe Railtel BV
     11.500%, 08/15/07                   750           765
     10.375%, 01/15/09                 1,000           977
   Hmh Properties
      8.450%, 12/01/08                   500           462
   Hmv Media Group PLC (A)
     10.250%, 05/15/08                 1,000           980
   Hollinger International Publishing
      9.250%, 03/15/07                 1,000           990
   Hollywood Casino (A)
     13.000%, 08/01/06                   600           614
   Hollywood Park, Ser B
      9.250%, 02/15/07                 1,000           965
      9.500%, 08/01/07                   800           782
   Holmes Products (A)
      9.875%, 11/15/07                   500           461
   Holywood Casino (A)
     11.250%, 05/01/07                 1,000         1,010
   Home Products International
      9.625%, 05/15/08                   800           712
   Homeside
     11.250%, 05/15/03                   325           372
   Horeshoe Gaming Holdings (A)
      8.625%, 05/15/09                   650           618
   Horseshoe Gaming
      9.375%, 06/15/07                 1,000         1,016
   Hosiery of America
     13.750%, 08/01/02                   700           733
   Host Marriott
      7.875%, 08/01/05                   550           506
      7.875%, 08/01/08                   800           714
   Host Marriott (A)
      8.375%, 02/15/06                   500           473
   HS Resources
      9.250%, 11/15/06                   500           489
   HS Resources (A)
      9.250%, 11/15/06                   250           244
   Huntsman (A)
      9.500%, 07/01/07                 1,650         1,522
   Huntsman ICI Chemicals (A)
     10.125%, 07/01/09                 1,700         1,658
     Zero Coupon, 12/31/09             2,100           554
   Huntsman Polymers
     11.750%, 12/01/04                   250           271
   Hyperion Telecommunication (B)
     12.234%, 04/15/03                 1,900         1,603

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Hyperion Telecommunications
     12.250%, 09/01/04                $  500        $  525
   ICG Holdings (B)
     13.591%, 09/15/05                   650           571
     14.113%, 05/01/06                   400           304
     12.969%, 03/15/07                   900           629
   ICG Services (B)
     13.174%, 02/15/08                 1,250           720
   ICN Pharmaceutical (A)
      8.750%, 11/15/08                 1,270         1,197
   ICN Pharmaeuticals
      9.250%, 08/15/05                   500           476
   IHF Holdings
     15.000%, 11/15/04                   600            71
   Imax (A)
      7.875%, 12/01/05                 1,000           930
   Impac Group (A)
     10.125%, 03/15/08                 1,000           898
   Informational Wire Group
     11.750%, 06/01/05                   500           509
   Integrated Electrical Services (A)
      9.375%, 02/01/09                   750           729
   Integrated Health
     10.250%, 04/30/06                   250            52
   Integrated Health Services
      9.500%, 09/15/07                   500            86
      9.250%, 01/15/08                   250            43
   Interact Systems (B)
     55.107%, 08/01/03                   700           257
   Intermedia Capital Partners
     11.250%, 08/01/06                   525           579
   Intermedia Communications (B)
     12.616%, 05/15/06                   900           735
     12.774%, 07/15/07                   750           502
   International Cabletel
     10.000%, 02/15/07                   250           256
   International Cabletel (B)
     11.849%, 04/15/05                   400           390
     11.020%, 02/01/06                 1,200         1,049
   International Home Foods
     10.375%, 11/01/06                   750           763
   International Knife & Saw
     11.375%, 11/15/06                   500           374
   International Utility Structures (A)
     10.750%, 02/01/08                 1,300         1,209
   International Wire Group
     11.750%, 06/01/05                   500           509
   Intrawest
      9.750%, 08/15/08                 1,000           968
   Iron Mountain (A)
      8.250%, 07/01/11                   500           456
   Isle of Capri Casinos (A)
      8.750%, 04/15/09                 1,500         1,376

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   ISP Holdings
      9.000%, 10/15/03                $  500        $  485
   IT Group (A)
     11.250%, 04/01/09                 1,000           948
   ITC Deltacom
     11.000%, 06/01/07                   422           443
      8.875%, 03/01/08                   455           436
      9.750%, 11/15/08                   250           251
   Ivaco
     11.500%, 09/15/05                   500           504
   IXC Communications
      9.000%, 04/15/08                 1,500         1,481
   Jackson Products (A)
      9.500%, 04/15/05                 1,200         1,101
   Jacor Communications
      9.750%, 12/15/06                   450           476
      8.000%, 02/15/10                   750           757
   James Cable
     10.750%, 08/15/04                 1,400         1,404
   Jitney-Jungle Stores (C)
      0.000%, 09/15/07                   450           116
   JL French Auto Casting (A)
     11.500%, 06/01/09                 1,000         1,003
   Jo-Ann Stores (A)
     10.375%, 05/01/07                   600           596
   John Q Hammons Hotels
      8.875%, 02/15/04                   500           456
   Jones Intercable
      9.625%, 03/15/02                   350           368
      8.875%, 04/01/07                   350           382
   Jordan Industries
     10.375%, 08/01/07                 1,000           948
   Jordan Telecom Products (B)
     13.040%, 08/01/07                 1,000           848
   Jordon Industries
     10.375%, 08/01/07                   750           733
   JPS Automotive Products
     11.125%, 06/15/01                   100           102
   K-mart
      7.750%, 10/01/12                   850           818
   K-mart (A)
      8.540%, 01/02/15                   732           728
   Kaiser Aluminum & Chemical
      9.875%, 02/15/02                   700           693
   Kaiser Aluminum & Chemical,
     Ser B
     10.875%, 10/15/06                   600           614
   Keebler
     10.750%, 07/01/06                   450           486
   Kelley Oil & Gas
     10.375%, 10/15/06                   750           358
   Kelley Oil & Gas (A)
     14.000%, 04/15/03                   956           954

STATEMENT OF NET ASSETS
------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

High Yield Bond Fund--Continued
-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Key Energy Services
     14.000%, 01/15/09               $ 1,150       $ 1,205
   Kitty Hawk
      9.950%, 11/15/04                   250           243
   Kmc Telecom Holdings (B)
     15.750%, 02/15/08                 1,250           667
   Knoll
     10.875%, 03/15/06                   260           287
   Knology Holdings (B)
     15.171%, 10/15/07                 1,400           796
   Kpnqwest BV (A)
      8.125%, 06/01/09                 1,000           948
   KSL Recreation Group
     10.250%, 05/01/07                 1,000         1,020
   L-3 Communications (A)
      8.000%, 08/01/08                   750           703
   Lady Luck Gaming
     11.875%, 03/01/01                   800           800
   Lamar Media
      9.625%, 12/01/06                   450           457
   Laroche Industries
      9.500%, 09/15/07                 1,400           865
   LDM Technologies
     10.750%, 01/15/07                   500           486
   Leiner Health Products
      9.625%, 07/10/07                   500           508
   Lenfest Communications
     10.500%, 06/15/06                   700           798
   Lenfest Communications (A)
      8.250%, 02/15/08                   650           650
   Leslie's Poolmart
     10.375%, 07/15/04                   800           808
   Level 3 Communications
      9.125%, 05/01/08                 2,100         1,901
   Level 3 Communications (B)
     12.455%, 12/01/08                   750           421
   Liberty Group Operating
      9.375%, 02/01/08                   650           619
   Liberty Group Publishings (B)
     14.222%, 02/01/09                   500           284
   Lifepoint Hospitals Holdings (A)
     10.750%, 05/15/09                   800           796
   Lin Holdings (B)
     11.290%, 03/01/08                   500           327
   LLS Private Placement (A)
     11.625%, 08/01/09                 1,000           990
   Lodestar Holdings (A)
     11.500%, 05/15/05                   750           581
   Lodgian Finance (A)
     12.250%, 07/15/09                 1,000           978
   Loews Cineplex Entertainment (A)
      8.875%, 08/01/08                 1,000           895
   Logix Communication Enterprises (A)
     12.250%, 06/15/08                 1,000           860


-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Louisiana Casino (A)
     11.000%, 12/01/05               $ 1,000       $ 1,000
   Luigino's (A)
     10.000%, 02/01/06                 1,200         1,143
   Lyondell Chemical (A)
      9.875%, 05/01/07                 1,100         1,089
   Magnum Hunter Re
     10.000%, 06/01/07                   500           470
   Mail-Well, Ser B
      8.750%, 12/15/08                   800           766
   Majestic Star Casino (A)
     10.875%, 07/01/06                 1,300         1,264
   Marsh Supermarket
      8.875%, 08/01/07                   500           490
   Mastec
      7.750%, 02/01/08                   500           487
   Maxim Group, Ser B
      9.250%, 10/15/07                   400           339
   Maxxam Group Holdings, Ser B
     12.000%, 08/01/03                   400           406
   McCaw International (B)
     16.268%, 04/15/07                 1,400           838
   McLeod USA
      9.250%, 07/15/07                   500           495
      8.375%, 03/15/08                   500           465
   McLeod USA (B)*
     10.646%, 03/01/07                 1,500         1,161
   McLeod USA
      8.125%, 02/15/09                   500           466
   Mdc Communications (A)
     10.500%, 12/01/06                 1,000         1,015
   Mediacom (A)
      7.875%, 02/15/11                   900           785
   Mentus Media PIK
     53.348%, 02/01/03                   949           332
   Meristar Hospitality (A)
      8.750%, 08/15/07                   500           463
   Metallurg
     11.000%, 12/01/07                   800           774
   Metromedia Fiber
     10.000%, 11/15/08                 1,000           965
   Metromedia International Group
     14.000%, 06/01/04                   830           614
   Metronet Communications
     12.000%, 08/15/07                   500           578
   Metronet Communications (B)
     8.209%, 06/15/08                  1,400         1,080
   Microcell Telecommunication (B)
     11.419%, 06/01/06                 1,000           836
   MMI Products
     11.250%, 04/15/07                 1,000         1,013
   Mohegan Tribal Gaming
      8.750%, 01/01/09                 1,300         1,274
   Moog
     10.000%, 05/01/06                   500           496

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Morris Materials Handling
      9.500%, 04/01/08                $  400        $  143
   Motors & Gears
     10.750%, 11/15/06                 1,050         1,034
   Mrs Fields (B)
     25.504%, 12/01/05                   800           400
   Mrs Fields, Ser B
     10.125%, 12/01/04                   760           678
   Muzak Holdings (B)
     14.471%, 03/15/10                   500           286
   Muzak LLC (A)
      9.875%, 03/15/09                 1,000           965
   National Steel
      9.875%, 03/01/09                   750           739
   National Wine & Spirits (A)
     10.125%, 01/15/09                 1,000         1,003
   Nci Building Systems
      9.250%, 05/01/09                   500           474
   Ne Restaurant (A)
     10.750%, 07/15/08                   600           545
   Nebraska Book
      8.750%, 02/15/08                 1,300         1,053
   Neenah
     11.125%, 05/01/07                   500           471
   Neff
     10.250%, 06/01/08                   500           494
   New World Pasta (A)
      9.250%, 02/15/09                 1,250         1,172
   Nextel Communications (B)
      9.750%, 08/15/04                   500           504
     10.559%, 09/15/07                 1,250           923
     10.485%, 02/15/08                 1,400           978
   Nextel Partners (B)
     14.368%, 02/01/09                 2,000         1,173
   Nextlink Communications
     12.500%, 04/15/06                   800           846
   Nextlink Communications (B)
     11.820%, 04/15/08                   800           486
   Nextlink Communications
     10.750%, 11/15/08                   500           500
   Niagra Mohawk Power
      7.750%, 10/01/08                   800           814
   NL Industries
     11.750%, 10/15/03                   350           368
   Northland Cable Television
     10.250%, 11/15/07                 1,000         1,000
   Northwestern Steel & Wire
      9.500%, 06/15/01                 1,000           568
   NTL Communications
     11.500%, 10/01/08                   600           647
   Nuevo Energy
      9.500%, 06/01/08                   400           398


-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Numatics
      9.625%, 04/01/08                $  800        $  684
   Ocean Energy
     10.375%, 10/15/05                   250           261
   Octel Developments
     10.000%, 05/01/06                   950           977
   Offshore Logistics
      7.875%, 01/15/08                   600           566
   Oglebay Norton
     10.000%, 02/01/09                 1,000           970
   Omega Cabinets
     10.500%, 06/15/07                 1,000           978
   Optel
     13.000%, 02/15/05                   300           188
   Optel (A)
     11.500%, 07/01/08                   500           340
   Orange PLC (A)
      9.000%, 06/01/09                   750           752
   Orbital Imaging
     11.625%, 03/01/05                   950           639
   Orion Network Systems
     11.250%, 01/15/07                   800           598
   Owens & Minor
     10.875%, 06/01/06                   500           521
   Oxford Automotive
     10.125%, 06/15/07                 1,200         1,104
   Oxford Health Plans (A)
     11.000%, 05/15/05                   500           516
   P&L Coal Holdings (A)
      8.875%, 05/15/08                   250           246
   Pac-West Telecom (A)
     13.500%, 02/01/09                   900           915
   Packaged Ice
      9.750%, 02/01/05                 1,000           880
   Packaging Resources
     11.625%, 05/01/03                   500           501
   Pagemart Nationwide (B)
     17.492%, 02/01/05                   750           652
   Pantry
     10.250%, 10/15/07                   800           790
   Paracelsus Healthcare
     10.000%, 08/15/06                    00           341
   Park Place Entertainment
      7.875%, 12/15/05                 1,000           945
   Parker Drilling, Ser B
      9.750%, 11/15/06                 1,000           965
   Pathmark Stores
      9.625%, 05/01/03                 1,400         1,397
   Pegasus Communications, Ser B
      9.625%, 10/15/05                   550           528
      9.750%, 12/01/06                   500           493
   Pegasus Shipping Hellas
     11.875%, 11/15/04                   600           149

STATEMENT OF NET ASSETS
------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

High Yield Bond Fund--Continued
-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Peninsula Gaming (A)
     12.250%, 07/01/06               $ 1,000       $ 1,055
   Perkins Family Restaurant/
     Finance, Ser B
     10.125%, 12/15/07                 1,000           995
   Perry-Judd
     10.625%, 12/15/07                   500           455
   Petersburg Long Distance (A) (D)
      9.000%, 06/01/06                    90            38
   Phase Metrics (A)
     10.750%, 02/01/05                   500           138
   Philipp Brothers Chemical (A)
      9.875%, 06/01/08                 1,200         1,083
   Phillips Van-Heusen (A)
      9.500%, 05/01/08                 1,000           955
   Phoenix Color
     10.375%, 02/01/09                   750           699
   Pierce Leahy (A)
      9.125%, 07/15/07                   450           437
   Pillowtex
     10.000%, 11/15/06                   500           339
   Players International
     10.875%, 04/15/05                   500           526
   Playtex Products
      8.875%, 07/15/04                   400           405
   Pogo Producing
      8.750%, 05/15/07                   850           797
   Polymer Group, Ser B
      9.000%, 07/01/07                   600           567
   Port Royal Holdings
     10.250%, 10/01/07                 1,000         1,044
   Portola Packaging
     10.750%, 10/01/05                   200           207
   Powertel
     11.125%, 06/01/07                   500           516
   Powertel (B)
     11.595%, 02/01/06                   500           433
   Premier International Food
     PLC (A)
     12.000%, 09/01/09                 1,500         1,500
   Premier Parks
      9.250%, 04/01/06                   500           479
      9.750%, 01/15/07                   500           509
      9.750%, 06/15/07                 1,000           968
   Price Communications Wireless
     11.750%, 07/15/07                   250           273
   Price Communications Wireless,
     Ser B
      9.125%, 12/15/06                 1,100         1,117
   Pride International
     10.000%, 06/01/09                   500           513
   Pride Petroleum Services
      9.375%, 05/01/07                   750           759


-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Prime Hospitality
      9.250%, 01/15/06                $  600        $  594
      9.750%, 04/01/07                   450           434
   Primus Telecom Group (A)
     11.250%, 01/15/09                 1,500         1,436
   Primus Telecommunications
     11.750%, 08/01/04                   600           588
   Printpack, Ser B
     10.625%, 08/15/06                   800           750
   Production Resources Group
     11.500%, 01/15/08                   500           474
   Protection One Alarm Protection (A)
      8.125%, 01/15/09                   350           268
   Psinet
     10.000%, 02/15/05                   950           910
     11.500%, 11/01/08                   350           354
   Psinet (A)
     11.000%, 08/01/09                 1,750         1,728
   PTC International Finance BV (B)
     12.079%, 07/01/07                 1,000           689
   Pueblo Xtra International
      9.500%, 08/01/03                 1,000           858
   Quest Diagnostic
     10.750%, 12/15/06                   450           493
   Qwest Communications
     10.875%, 04/01/07                   325           369
   Qwest Communications (B)
      9.058%, 10/15/07                 1,050           815
   R&B Falcon (A)
      6.950%, 04/15/08                 1,000           828
   Ram Energy
     11.500%, 02/15/08                   500           240
   Randall's Food Markets, Ser B
      9.375%, 07/01/07                 1,150         1,259
   RCN
     10.000%, 10/15/07                   750           725
   RCN (B)
     12.575%, 10/15/07                   750           490
     12.267%, 02/15/08                 1,300           791
   Regal Cinemas (A)
      9.500%, 06/01/08                   900           612
      8.875%, 12/15/10                   450           285
   Regional Independent Media
     Group (A)
     10.500%, 07/01/08                 1,000           998
   Renaissance Media Group (B)
     10.327%, 04/15/08                 1,000           691
   Renco Metals
     11.500%, 07/01/03                   500           449
   Repap New Brunswick
     10.625%, 04/15/05                 1,750         1,518
   Republic Group (A)
      9.500%, 07/15/08                   700           677

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   RTI Capital
     13.750%, 07/15/09                $  750        $  739
   Revlon Consumer Products*
      8.625%, 02/01/08                   800           662
   RH Donnelly (A)
      9.125%, 06/01/08                   800           792
   Rhythms Netcommunications (B)
     16.301%, 05/15/08                 1,700           873
   Rhythms Netconnections (A)
     12.750%, 04/15/09                   500           456
   Rifkin Acquisition Partners
     11.125%, 01/15/06                   750           835
   Riverwood International
     10.875%, 04/01/08                   800           754
   Riviera Black Hawk (A)
     13.000%, 05/01/05                   700           730
   Rogers Cantel
      9.375%, 06/01/08                   500           536
   Rogers Communications
      9.125%, 01/15/06                   400           413
      8.875%, 07/15/07                   350           355
   Roma (A)
     12.000%, 07/01/06                   750           726
   RSL Communications PLC
      9.125%, 03/01/08                   500           449
     12.000%, 11/01/08                   750           752
   RSL Communications PLC (A)
      9.875%, 11/15/09                 1,850         1,614
   Rural Cellular
      9.625%, 05/15/08                   500           511
   Russell Stanley Holdings (A)
     10.875%, 02/15/09                   750           688
   Safelite Glass Senior Subordinate
     Notes (A)
      9.875%, 12/15/06                   800           670
   Safety Components
     10.125%, 07/15/07                   500           404
   Safety-Kleen (A)
      9.250%, 05/15/09                   750           743
   Safety-Kleen Services (A)
      9.250%, 06/01/08                   750           743
   Salem Communications, Ser B
      9.500%, 10/01/07                   800           802
   Santa Fe Hotel
     11.000%, 12/15/00                 1,571         1,532
   Sbarro (A)
     11.000%, 09/15/09                   400           394
   Scotts (A)
      8.625%, 01/15/09                 1,500         1,433
   SD Warren
     14.000%, 12/15/06                   927         1,061
   SD Warren, Ser B
     12.000%, 12/15/04                 1,450         1,591
   Sealy Mattress
      9.875%, 12/15/07                   500           496


-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Sealy Mattress (B)
     11.823%, 12/15/07                $  500        $  334
   Sequa
      9.000%, 08/01/09                 1,000           983
   SF Holdings Group (B)
     18.400%, 03/15/08                 1,000           446
   SFX Broadcasting
     10.750%, 05/15/06                   394           437
   SFX Entertainment
      9.125%, 12/01/08                   500           459
   Sheffield Steel, Ser B
     11.500%, 12/01/05                   500           409
   Silver Cinemas (A)
     10.500%, 04/15/05                   800           396
   Simonds Industries (A)
     10.250%, 07/01/08                   600           606
   Sinclair Broadcast
     10.000%, 09/30/05                   800           818
   Sitel (A)
      9.250%, 03/15/06                   500           428
   Southwest Royalties, Ser B
     10.500%, 10/15/04                   500           244
   Sovereign Specialty Chemical, Ser B
      9.500%, 08/01/07                   450           449
   Spanish Broadcasting
     11.000%, 03/15/04                   500           554
   Specialty Paperboard
      9.375%, 10/15/06                   500           506
   Sprint Spectrum
     11.000%, 08/15/06                 1,040         1,166
   Stanadyne Automotive
     10.250%, 12/15/07                   500           434
   Stater Brothers (A)
     10.750%, 08/15/06                 1,000         1,021
   Station Casinos
     10.125%, 03/15/06                   500           513
   Station Casinos (A)
      9.750%, 04/15/07                 1,000         1,013
   STC Broadcasting
     11.000%, 03/15/07                   500           509
   Sterling Chemical (A)
     12.375%, 07/15/06                   500           471
   Sterling Chemical Holdings (B)
     28.392%, 08/15/08                 1,000           339
   Sterling Chemical
     11.750%, 08/15/06                   500           310
   Stone Container (A)
     11.500%, 08/15/06                   400           419
   Sun International Hotels
      9.000%, 03/15/07                 1,300         1,212
   Sun Media
      9.500%, 05/15/07                   325           326
   Susquehanna Media (A)
      8.500%, 05/15/09                 1,250         1,228

STATEMENT OF NET ASSETS
------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

High Yield Bond Fund--Continued
-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Synthetic Industries
      9.250%, 02/15/07                $  400        $  399
   T/SF Communications, Ser B
     10.375%, 11/01/07                   500           471
   Tekni-Plex
     11.250%, 04/01/07                   800           842
   Telewest Communications (A)(B)
     10.339%, 04/15/09                 1,650         1,000
   Telewest Communications PLC
      9.625%, 10/01/06                   150           152
     11.250%, 11/01/08                   500           535
   Telewest Communications (B)
     11.086%, 10/01/07                 2,750         2,458
   Teligent
     11.500%, 12/01/07                 1,000           923
   Tembec Industries (A)
      8.625%, 06/30/09                   500           491
   Tenet Healthcare
      8.625%, 01/15/07                   500           484
   Texas Petrochem
     11.125%, 07/01/06                   450           379
   Therma-Wave
     10.625%, 05/15/04                   500           349
   Thermadyne Holdings (B)
     16.530%, 06/01/08                   550           266
   Time Warner (A)
      9.750%, 07/15/08                 1,250         1,258
   Titan Wheel International
      8.750%, 04/01/07                   500           498
   Trans World Airlines
     11.375%, 03/01/06                   900           576
   Transamerican Energy, Ser B (C)
      0.000%, 06/15/02                   900           104
   Transportation Manufacturing (A)
     11.250%, 05/01/09                 1,500         1,485
   Tri-State Outdoor Media
     11.000%, 05/15/08                 1,350         1,350
   Tritel PCS (A) (B)
     12.575%, 05/15/09                 1,000           573
   Tropical Sportswear International
     11.000%, 06/15/08                   500           449
   TV Guide (A)
      8.125%, 03/01/09                 1,000           944
   Twin Laboratories
     10.250%, 05/15/06                   325           344
   Ultapetrol
     10.500%, 04/01/08                   800           646
   Unisys
     12.000%, 04/15/03                   550           598
     11.750%, 10/15/04                   500           558
      7.875%, 04/01/08                   400           391

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   United International Holdings,
     Ser B (B)
     12.900%, 02/15/08               $ 2,000       $ 1,210
   United Pan-Europe
     Communications (A)(B)
     12.339%, 08/01/09                 1,000           564
     10.875%, 08/01/09                 1,750         1,763
   United Rentals
      9.250%, 01/15/09                   800           766
   Universal Compression (B)
     12.369%, 02/15/08                   800           485
   Universal Health Services
      8.750%, 08/15/05                   250           253
   URS (A)
     12.250%, 05/01/09                 1,000         1,001
   US Office Products (A)
      9.750%, 06/15/08                   750           411
   Vail Resorts (A)
      8.750%, 05/15/09                   600           581
   Vencor (C)
      0.000%, 05/01/05                   500           108
   Verio
     10.375%, 04/01/05                   500           496
   Versatel Telecom
     11.875%, 07/15/09                 1,000           945
   Viasystems
      9.750%, 06/01/07                   500           429
   Viasystems Ser B
      9.750%, 06/01/07                   600           515
   Viatel (B)
     14.939%, 04/15/08                 1,500           825
   Vlasic Foods International (A)
     10.250%, 07/01/09                 1,250         1,119
   Waste Systems (A)
     11.500%, 01/15/06                   550           546
   Waste Systems International (A)
      7.000%, 05/13/05                   800           688
   Waterford Gaming (A)
      9.500%, 03/15/10                 1,075         1,070
   Waxman Industries (B)
     35.027%, 06/01/04                   600           302
   WCI Steel
     10.000%, 12/01/04                 1,000           968
   Weirton Steel
     11.375%, 07/01/04                   250           242
   Wells Aluminum
     10.125%, 06/05/05                   500           491
   Werner Holdings
     10.000%, 11/15/07                 1,400         1,327
   Western Federal (C)
      0.000%, 09/15/99                   500           127
   Western Wireless
     10.500%, 06/01/06                   400           426
     10.500%, 02/01/07                   300           308

-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
   Wheeling-Pittsburgh
      9.250%, 11/15/07                $  900        $  857
   WHX
     10.500%, 04/15/05                   750           703
   William Carter (A)
     10.375%, 12/01/06                   750           750
   Williams Communication
     10.875%, 10/01/09                 1,600         1,588
   Winstar Communications
     10.000%, 03/15/08                   500           419
   Winstar Communications (B)
     15.324%, 10/15/05                 1,250         1,023
   Wiser Oil
      9.500%, 05/15/07                   600           492
   World Color Press
      7.750%, 02/15/09                 1,500         1,423
   Worldwide Fiber (A)
     12.500%, 12/15/05                   750           753
     12.889%, 08/01/09                 1,000           978
   Worldwide Flight Service (A)
     12.250%, 08/15/07                   800           792
   Young Broadcasting
      9.000%, 01/15/06                   400           396
      8.750%, 06/15/07                 1,200         1,173
   Ziff-Davis
      8.500%, 05/01/08                 1,000           938
   Zilog, Ser B
      9.500%, 03/01/05                 1,200         1,104
   ZSC Specialty Chemicals (A)
     11.000%, 07/01/09                 1,500         1,500
                                                  --------
Total Corporate Obligations
   (Cost $492,202)                                 453,935
                                                  --------

Units -- 0.8%
   Australis Media 1 Unit = $1M senior
     subordinate discount note + 1
     warrant (A)(B)(C)
      0.000%, 05/15/03                   400             4
   Colt Telecom Group PLC 1 Unit =
     1 senior discount note + 1
     warrant (B)
      9.773%, 12/15/06                   600           528
   County Seat Stores 1 Unit =
     $1M senior note + 1 warrant
      0.000%, 11/01/04 (A)(C)            500            45
   Globix 1 Unit = $1m Sr
     Notes + 1 Warrant
     13.000%, 05/01/05                 1,400         1,236
   International Utility Structure 1
     Unit = $1M senior exchanged
     preferred + 1 warrant PIK
     13.000%, 02/01/08                   500           469


-----------------------------------------------------------
                                   Face Amount    Market
Description                       (000)/Shares  Value (000)
-----------------------------------------------------------
   Pegasus Communications 1
     Unit = $1M preferred share + 1
     warrant PIK*                    $ 2,500        $  268
   Startec Global Communication, 1
     Unit = $1m Sr Notes + 1 Warrant
     12.000%, 05/15/08                   500           447
   Verio, 1 Unit = $1m Senior Note +
     8 Warrants To Buy 1.7604 common
     shares
     13.500%, 06/15/04                 1,000         1,100
                                                  --------
Total Units
   (Cost $4,869)                                     4,097
                                                  --------

Preferred Stocks -- 2.0%
   Adelphia Communications*            2,500           274
   Ameriking PIK                   2,581,400           568
   Benedek Communications PIK*       500,000           370
   Coinstar*                           4,545            45
   Concentric Network*                 6,974           142
   Diva Systems, Ser C*               41,615           333
   E.Spire Communications PIK (A)*       530           188
   GPA Group, PLC (A)*             1,000,000           525
   Granite Ltd.*                         100             9
   Hyperion Telecomm*                      9             8
   ICG Communications*                 1,155            18
   Intermedia Communication*           2,280            50
   Intermedia Communication (A)*      20,000           435
   Intermedia Communication PIK*         338           304
   International Utility PIK*             66             6
   Jordan Communication Products (A)     500             5
   Jordan Telecommunication PIK*         646           662
   Loral Space & Communication*          454             8
   Nextel Communications PIK*            640           691
   Nextel Communications PIK*          3,586           351
   Nextlink Communications PIK*        7,050           349
   Optel (A)*                            300            --
   Pegasus Communications*               610            61
   Price Communications (C)*          89,949         2,254
   Primedia*                           4,000           396
   Primus Telecommunications Group*    1,047            22
   Renaissance Cosmetics (A) (C)*      5,890            --
   Renaissance Cosmetics (C)*             40            --
   SF Holdings Cl C (A)*               2,000            --
   Siligan Holdings                  336,000           374
   TCR Holdings Ser B*                 1,580            --
   TCR Holdings Ser C*                   869            --
   TCR Holdings Ser D*                 2,291            --
   TCR Holdings Ser E*                 4,739            --
   Verio*                             28,166           873
   Viatel*                             2,863            85
   Weatherford International*         23,691           758
                                                  --------
Total Preferred Stocks
   (Cost $9,853)                                    10,164
                                                  --------

STATEMENT OF NET ASSETS
------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

High Yield Bond Fund--Concluded
-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
U.S. Government Agency Obligation -- 0.4%
   FHLB Discount Note
      0.000%, 10/01/99               $ 2,000       $ 2,000
                                                  --------
Total U.S. Government Agency Obligation
   (Cost $2,000)                                     2,000
                                                  --------

Warrants -- 0.1%
   Advanced Radio Telecom*            10,117           128
   American Communication
     Services*                         1,320             7
   American Mobile (A)*                  900             4
   Ampex (A)*                         34,000            23
   Australis (A)*                        500            --
   Bell Technology*                    1,400            15
   Carrier1 (A)                        1,000             2
   Classic Cable*                      3,000            50
   Clearnet*                           1,334            --
   Crown Packaging*                  100,848            --
   Diva System*                        1,025             8
   Diva Systems (D)*                   8,271            --
   DTI Holdings (A)*                   5,000            --
   E.spire Communications*               500            63
   Globalstar Telecom*                   400            40
   Golden Ocean Group*                   688             1
   Intelcom Group*                       700            --
   Key Energy Services*                1,150            23
   Kmc Telecom Holdings*               1,250             3
   Mccaw International*                1,400             6
   Mentus Media*                       2,365            --
   Metronet (A) (D)*                     500             4
   Microcell Telecomm (A)*             2,400            48
   Nextlink Communications*            5,000            --
   Orbital Imaging (A)*                  950            19
   PLD Telekom*                          830            --
   Signature*                            500            --
   Startec Global*                       500             1
   USN Communication*                 11,540            12
   Waste Systems International*        8,250            --
   Wireless One*                          20            --
                                                  --------
Total Warrants
   (Cost $85)                                          457
                                                  --------

Rights -- 0.0%
   Primestar*                          8,827            62
                                                  --------
Total Rights
   (Cost $0)                                            62
                                                  --------


-----------------------------------------------------------
                                      Face        Market
Description                       Amount (000)  Value (000)
-----------------------------------------------------------
Repurchase Agreement -- 6.5%
   Merrill Lynch
     4.750%, dated 09/30/99,
     matures 10/01/99, repurchase
     price $33,003,000,
     (collateralized by U.S.
     Treasury Notes, par value
     $33,705,000, 5.875%,
     09/30/01, total market value:
     $33,663,000)                   $ 32,999      $ 32,999
                                                  --------
Total Repurchase Agreement
   (Cost $32,999)                                   32,999
                                                  --------
Total Investments -- 99.3%
   (Cost $542,008)                                 503,714
                                                  --------
Other Assets and Liabilities, Net-- 0.7%             3,504
                                                  --------

Net Assets:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   50,184,524 outstanding shares of
   beneficial interest                            $547,219
Undistributed net investment income                     (5)
Accumulated net realized loss
   on investments                                   (1,702)
Net unrealized depreciation on investments         (38,294)
                                                  --------
Total Net Assets -- 100.0%                        $507,218
                                                  ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $10.11
                                                  ========

*Non-income producing security
(A) Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(B) Step Bond -- The rate reflected on the Statement of Net Assets is the effective yield on September 30, 1999. The coupon on a step bond changes on a specific date.
(C)  In default on interest payments.
(D)  Restricted security, not readily marketable (see note 2).
FHLB -- Federal Home Loan Bank
LLC -- Limited Liability Company
Ltd. -- Limited
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series

The accompanying notes are an integral part of the financial statements.

                                  PERCENTAGE OF TOTAL
  INDUSTRY                       CORPORATE OBLIGATIONS
------------------------------------------------------

  Communications                         17.1%
  Cable                                  11.5
  Media                                   9.1
  General Industrial                      8.4
  Gaming                                  7.1
  Energy                                  4.9
  Packaging                               4.9
  Technology                              3.9
  Metals                                  3.2
  Services                                3.2
  Food & Beverage                         3.1
  Chemicals                               3.0
  Entertainment                           2.8
  Automobile                              2.7
  Consumer Mfg.                           2.6
  Healthcare                              2.2
  Real Estate                             1.7
  Transportation                          1.6
  Restaurants                             1.5
  Hotels                                  1.4
  Retail                                  1.4
  Supermarket                             1.3
  Utility                                 0.9
  Financial                               0.5
                                       ------
                                       100.00%
                                       ======

                       THIS PAGE INTENTIONALLY LEFT BLANK

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

                                                                                        ----------
                                                                                        Core Fixed
                                                                                          Income
                                                                                        ----------
Assets:
   Investments at value
     (Cost $2,779,546)                                                                  $2,743,206
   Cash                                                                                      6,313
   Income receivable                                                                        22,500
   Investment securities sold                                                              108,585
   Capital shares sold receivable                                                              102
   Other receivables                                                                        70,817
                                                                                        ----------
   Total Assets                                                                          2,951,523
                                                                                        ----------

Liabilities:
   Distribution payable                                                                     10,799
   Investment securities purchased                                                         520,161
   Accrued expenses payable                                                                  1,201
   Other payables                                                                           70,909
                                                                                        ----------
   Total Liabilities                                                                       603,070
                                                                                        ----------
   Total Net Assets                                                                     $2,348,453
                                                                                        ==========
Net Assets:
   Fund Shares of Class A
     (unlimited authorization -- no par value) based on
     234,241,969 outstanding shares of beneficial interest                               2,419,727
   Undistributed net investment income                                                         225
   Accumulated net realized loss on investments                                            (34,802)
   Net unrealized depreciation on futures                                                     (270)
   Net unrealized depreciation on investments                                              (36,427)
                                                                                        ----------
   Total Net Assets-- 100.0%                                                            $2,348,453
                                                                                        ==========
   Net Asset Value, Offering and
   Redemption Price Per Share-- Class A                                                 $    10.03
                                                                                        ==========

   The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- For the year ended September 30, 1999

                                         ---------        ---------       -----------         ---------       ---------
                                         Large Cap        Large Cap       Tax Managed         Small Cap       Small Cap
                                           Value           Growth          Large Cap            Value          Growth
                                         ---------        ---------       -----------         ---------       ---------
Investment Income:
   Dividends                             $ 40,858         $ 10,180          $ 5,452            $ 5,745        $  1,141
   Interest Income                          2,917            2,771            1,104              1,788           1,610
                                         --------         --------          -------            -------        --------
   Total Investment Income                 43,775           12,951            6,556              7,533           2,751
                                         --------         --------          -------            -------        --------
Expenses:
   Management Fees                          7,270            7,399            1,467              1,787           2,546
   Waiver of Management Fees                   --               --               --                 --              --
   Investment Advisory Fees                 7,270            8,456            1,677              3,319           4,729
   Waiver of Investment Advisory Fees          --           (1,057)            (209)                --              --
   Custodian/Wire Agent Fees                  224              229              103                 66              76
   Transfer Agent Fees (1)                     --               --               --                 --               3
   Professional Fees                           62               81               34                 22              22
   Registration Fees                          313              248              150                 81              29
   Printing Fees                               65               65               27                 24              22
   Trustee Fees                                25               26               10                  7               9
   Shareholder Servicing Fees               2,354            2,463              275                283             558
   Distribution Fees (1)                       --               --               --                 --               6
   Waiver of Distribution Fees (1)                                                                                  (1)
   Other Expenses                              73               60               28                 28              11
                                         --------         --------          -------            -------        --------
   Total Expenses                          17,656           17,970            3,562              5,617           8,010
                                         --------         --------          -------            -------        --------
Net Investment Income/(Loss)               26,119           (5,019)           2,994              1,916          (5,259)
                                         --------         --------          -------            -------        --------
   Net Realized and Unrealized Gain/
   (Loss) on Investments:
   Net Realized Gain/(Loss) from
     Security Transactions                121,308          104,335            3,236             (5,649)        107,462
   Net Realized Gain/(Loss) from
     Futures Contracts                      6,656            6,632            2,089              4,164           2,939
   Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments                        68,454          427,980           46,250             17,865         205,116
                                         --------         --------          -------            -------        --------
Net Increase (Decrease) in Net Assets
   from Operations                       $222,537         $533,928          $54,569            $18,296        $310,258
                                         ========         ========          =======            =======        ========

(1) Fees are incurred at the Class D level only.

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------


                                         -------     ------------     ------       --------     ----------       ----------
                                                       Capital        Equity                    Core Fixed       High Yield
                                         Mid-Cap     Appreciation     Income       Balanced       Income            Bond
                                         -------     ------------     ------       --------     ----------       ----------
Investment Income:
   Dividends                              $  495        $ 1,053       $ 2,243       $  336       $     --         $    299
   Interest Income                            36            504           378        1,534        115,393           42,978
                                          ------        -------       -------       ------       --------         --------
   Total Investment Income                   531          1,557         2,621        1,870        115,393           43,277
                                          ------        -------       -------       ------       --------         --------
Expenses:
   Management Fees                           132            416           365          208          5,324            1,446
   Waiver of Management Fees                  --             --            --           --             --             (159)
   Investment Advisory Fees                  151            475           418          238          5,229            2,014
   Waiver of Investment Advisory Fees         --            (82)          (63)         (30)            --               --
   Custodian/Wire Agent Fees                   4              9             9            6            148               58
   Transfer Agent Fees (1)                    --             --            --           --             --               --
   Professional Fees                           2              1             2            2             41               18
   Registration Fees                          11              4             2            2            300               65
   Printing Fees                              --              3             4            1             50               13
   Trustee Fees                                1              1            --           --             12                5
   Shareholder Servicing Fees                 74            169           148           17            240               --
   Distribution Fees (1)                      --             --            --           --             --               --
   Waiver of Distribution Fees (1)
   Other Expenses                              3              1             6            2             65               56
                                          ------        -------       -------       ------       --------         --------
   Total Expenses                            378            997           891          446         11,409            3,516
                                          ------        -------       -------       ------       --------         --------
Net Investment Income/(Loss)                 153            560         1,730        1,424        103,984           39,761
                                          ------        -------       -------       ------       --------         --------
   Net Realized and Unrealized Gain/
   (Loss) on Investments:
   Net Realized Gain/(Loss) from
     Security Transactions                 2,913         17,206        25,790        4,743        (35,787)          (1,682)
   Net Realized Gain/(Loss) from
     Futures Contracts                        --          1,558         2,074           --          2,940               --
   Net Change in Unrealized
     Appreciation/(Depreciation)
     on Investments                        2,720          7,939       (11,164)       3,412        (89,226)         (26,407)
                                          ------        -------       -------       ------       --------         --------
Net Increase (Decrease) in Net Assets
   from Operations                        $5,786        $27,263       $18,430       $9,579       $(18,089)        $ 11,672
                                          ======        =======       =======       ======       ========         ========

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- For the years ended September 30, 1999 and September 30, 1998

                                   --------------------------    --------------------------    --------------------------
                                            Large Cap                     Large Cap                   Tax Managed
                                              Value                        Growth                     Large Cap(1)
                                   --------------------------    --------------------------    --------------------------
                                     10/1/98-       10/1/97-       10/1/98-       10/1/97-       10/1/98-       3/4/98-
                                     9/30/99         9/30/98       9/30/99         9/30/98       9/30/99       9/30/98
                                   -----------    -----------    -----------    -----------    -----------    -----------
Operations:
   Net Investment Income/(Loss)    $    26,119    $    16,665    $    (5,019)   $     1,236    $     2,994    $       551
   Net Realized Gain (Loss) from
     Investment Transactions
     and Futures Contracts             127,964        112,467        110,967         24,024          5,325         (3,607)
   Net Change in Unrealized
     Appreciation/(Depreciation)
     of Investments                     68,454       (190,201)       427,980         35,634         46,250        (12,111)
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Net increase/(Decrease) in
     Net Assets from Operations        222,537        (61,069)       533,928         60,894         54,569        (15,167)
                                   -----------    -----------    -----------    -----------    -----------    -----------
Distributions to Shareholders:
   Net Investment Income:
     Class A                           (23,551)       (14,525)          (263)        (1,905)        (2,277)           (68)
     Class D                                --             --             --             --             --             --
   Net Realized Gains:
     Class A                           (86,387)       (77,927)       (20,249)       (43,786)          --             --
     Class D                                --             --             --             --             --             --
                                   -----------    -----------    -----------    -----------    -----------    -----------
     Total Distributions              (109,938)       (92,452)       (20,512)       (45,691)        (2,277)           (68)
                                   -----------    -----------    -----------    -----------    -----------    -----------
Capital Share Transactions:
   Class A:
     Shares Issued                   1,360,331        878,602      1,380,695        813,306        571,869        201,157
     Reinvestment of Cash
       Distributions                    97,218         78,187         18,036         39,098          2,229             66
     Shares Redeemed                  (528,511)      (259,191)      (664,539)      (288,887)       (86,351)       (15,891)
                                   -----------    -----------    -----------    -----------    -----------    -----------
     Increase/(Decrease) in Net
       Assets Derived from
       Class A Transactions            929,038        697,598        734,192        563,517        487,747        185,332
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Class D:
     Shares Issued                          --             --             --             --             --             --
     Reinvestment of Cash
       Distributions                        --             --             --             --             --             --
     Shares Redeemed                        --             --             --             --             --             --
                                   -----------    -----------    -----------    -----------    -----------    -----------
     Increase/(Decrease) in
       Net Assets Derived from
       Class D Transactions                 --             --             --             --             --             --
                                   -----------    -----------    -----------    -----------    -----------    -----------
     Increase/(Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions                    929,038        697,598        734,192        563,517        487,747        185,332
                                   -----------    -----------    -----------    -----------    -----------    -----------
     Net Increase/(Decrease)
       in Net Assets                 1,041,637        544,077      1,247,608        578,720        540,039        170,097
                                   -----------    -----------    -----------    -----------    -----------    -----------
Net Assets:
Beginning of Period                  1,410,903        866,826      1,379,199        800,479        170,097           --
                                   -----------    -----------    -----------    -----------    -----------    -----------
End of Period                      $ 2,452,540    $ 1,410,903    $ 2,626,807    $ 1,379,199    $   710,136    $   170,097
                                   ===========    ===========    ===========    ===========    ===========    ===========
Shares Issued and Redeemed:
   Class A:
     Shares Issued                      69,200         46,137         49,658         37,613         45,189         19,248
     Shares Issued in Lieu of
       Cash Distributions                5,273          4,224            858          1,956            188              6
     Shares Redeemed                   (26,707)       (13,588)       (24,235)       (13,164)        (6,943)        (1,563)
                                   -----------    -----------    -----------    -----------    -----------    -----------
Total Class A Transactions              47,766         36,773         26,281         26,405         38,434         17,691
                                   ===========    ===========    ===========    ===========    ===========    ===========
   Class D:
     Shares Issued                          --             --             --             --             --             --
     Shares Issued in Lieu of
       Cash Distributions                   --             --             --             --             --             --
     Shares Redeemed                        --             --             --             --             --             --
                                   -----------    -----------    -----------    -----------    -----------    -----------
     Total Class D Transactions             --             --             --             --             --             --
                                   ===========    ===========    ===========    ===========    ===========    ===========

                                   --------------------------    --------------------------
                                           Small Cap                     Small Cap
                                             Value                        Growth
                                   --------------------------    --------------------------
                                     10/1/98-       10/1/97-       10/1/98-       10/1/97-
                                      9/30/99       9/30/98        9/30/99        9/30/98
                                   -----------    -----------    -----------    -----------
Operations:
   Net Investment Income/(Loss)    $     1,916    $     1,429    $    (5,259)   $    (3,300)
   Net Realized Gain (Loss) from
     Investment Transactions
     and Futures Contracts              (1,485)         6,703        110,401          1,918
   Net Change in Unrealized
     Appreciation/(Depreciation)
     of Investments                     17,865        (79,746)       205,116       (173,230)
                                   -----------    -----------    -----------    -----------
   Net increase/(Decrease) in
     Net Assets from Operations         18,296        (71,614)       310,258       (174,612)
                                   -----------    -----------    -----------    -----------
Distributions to Shareholders:
   Net Investment Income:
     Class A                            (1,735)        (1,046)            --             --
     Class D                                --             --             --             --
   Net Realized Gains:
     Class A                            (5,679)       (38,318)        (2,521)       (19,092)
     Class D                                --             --             (8)            --
                                   -----------    -----------    -----------    -----------
     Total Distributions                (7,414)       (39,364)        (2,529)       (19,092)
                                   -----------    -----------    -----------    -----------
Capital Share Transactions:
   Class A:
     Shares Issued                     337,780        394,312        542,770        365,558
     Reinvestment of Cash
       Distributions                     6,101         31,295          1,996         14,438
     Shares Redeemed                  (212,648)      (207,956)      (456,962)      (212,008)
                                   -----------    -----------    -----------    -----------
     Increase/(Decrease) in Net
       Assets Derived from
       Class A Transactions            131,233        217,651         87,804        167,988
                                   -----------    -----------    -----------    -----------
   Class D:
     Shares Issued                          --             --            162            924
     Reinvestment of Cash
       Distributions                        --             --              8             77
     Shares Redeemed                        --             --           (609)          (557)
                                   -----------    -----------    -----------    -----------
     Increase/(Decrease) in
       Net Assets Derived from
       Class D Transactions                 --             --           (439)           444
                                   -----------    -----------    -----------    -----------
     Increase/(Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions                    131,233        217,651         87,365        168,432
                                   -----------    -----------    -----------    -----------
     Net Increase/(Decrease)
       in Net Assets                   142,115        106,673        395,094        (25,272)
                                   -----------    -----------    -----------    -----------
Net Assets:
Beginning of Period                    430,010        323,337        538,344        563,616
                                   -----------    -----------    -----------    -----------
End of Period                      $   572,125    $   430,010    $   933,438    $   538,344
                                   ===========    ===========    ===========    ===========
Shares Issued and Redeemed:
   Class A:
     Shares Issued                      23,701         23,720         29,984         21,710
     Shares Issued in Lieu of
       Cash Distributions                  424          1,966            128            853
     Shares Redeemed                   (14,896)       (12,352)       (25,232)       (12,410)
                                   -----------    -----------    -----------    -----------
Total Class A Transactions               9,229         13,334          4,880         10,153
                                   ===========    ===========    ===========    ===========
   Class D:
     Shares Issued                          --             --              9             57
     Shares Issued in Lieu of
       Cash Distributions                   --             --              1              5
     Shares Redeemed                        --             --            (38)           (32)
                                   -----------    -----------    -----------    -----------
     Total Class D Transactions             --             --            (28)            30
                                   ===========    ===========    ===========    ===========

(1)The Tax Managed Large Cap Fund commenced operations on March 4, 1998.

Amounts designated as " -- " are zero or have been rounded to zero.

--------------------------------------------------------------------------------

                                   --------------------------    --------------------------    --------------------------
                                                                           Capital                       Equity
                                            Mid-Cap                     Appreciation                     Income
                                   --------------------------    --------------------------    --------------------------
                                     10/1/98-       10/1/97-       10/1/98-       10/1/97-       10/1/98-       10/1/97-
                                     9/30/99        9/30/98        9/30/99        9/30/98        9/30/99        9/30/98
                                   -----------    -----------    -----------    -----------    -----------    -----------
Operations:
   Net Investment Income/(Loss)    $       153    $       376    $       560    $     1,502    $     1,730    $     2,736
   Net Realized Gain (Loss) from
     Investment Transactions
     and Futures Contracts               2,913          3,053         18,764         32,570         27,864         29,966
   Net Change in Unrealized
     Appreciation/(Depreciation)
     of Investments                      2,720        (10,148)         7,939        (21,720)       (11,164)       (27,624)
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Net increase/(Decrease) in
     Net Assets from Operations          5,786         (6,719)        27,263         12,352         18,430          5,078
                                   -----------    -----------    -----------    -----------    -----------    -----------
Distributions to Shareholders:
   Net Investment Income:
     Class A                              (175)          (344)          (775)        (1,501)        (1,872)        (3,519)
     Class D                                --             --             --             --             --             --
   Net Realized Gains:
     Class A                            (2,535)        (5,482)       (30,075)       (45,107)       (29,773)       (31,064)
     Class D                                --             --             --             --             --             --
                                   -----------    -----------    -----------    -----------    -----------    -----------
     Total Distributions                (2,710)        (5,826)       (30,850)       (46,608)       (31,645)       (34,583)
                                   -----------    -----------    -----------    -----------    -----------    -----------
Capital Share Transactions:
   Class A:
     Shares Issued                      11,842         19,585         32,245         32,355         28,403         25,510
     Reinvestment of Cash
       Distributions                     2,081          4,021         23,588         32,093         14,288         13,168
     Shares Redeemed                   (17,164)       (10,948)       (86,390)       (75,689)       (65,217)       (66,363)
                                   -----------    -----------    -----------    -----------    -----------    -----------
     Increase/(Decrease) in Net
       Assets Derived from
       Class A Transactions             (3,241)        12,658        (30,557)       (11,241)       (22,526)       (27,685)
                                   -----------    -----------    -----------    -----------    -----------    -----------
   Class D:
     Shares Issued                          --             --             --             --             --             --
     Reinvestment of Cash
       Distributions                        --             --             --             --             --             --
     Shares Redeemed                        --             --             --             --             --             --
                                   -----------    -----------    -----------    -----------    -----------    -----------
     Increase/(Decrease) in
       Net Assets Derived from
       Class D Transactions                 --             --             --             --             --             --
                                   -----------    -----------    -----------    -----------    -----------    -----------
     Increase/(Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions                     (3,241)        12,658        (30,557)       (11,241)       (22,526)       (27,685)
                                   -----------    -----------    -----------    -----------    -----------    -----------
     Net Increase/(Decrease)
       in Net Assets                      (165)           113        (34,144)       (45,497)       (35,741)       (57,190)
                                   -----------    -----------    -----------    -----------    -----------    -----------
Net Assets:
Beginning of Period                     35,160         35,047        118,741        164,238        116,576        173,766
                                   -----------    -----------    -----------    -----------    -----------    -----------
End of Period                      $    34,995    $    35,160    $    84,597    $   118,741    $    80,835    $   116,576
                                   ===========    ===========    ===========    ===========    ===========    ===========
Shares Issued and Redeemed:
   Class A:
     Shares Issued                         755          1,129          2,359          2,140          2,112          1,610
     Shares Issued in Lieu of
       Cash Distributions                  140            241          1,898          2,352          1,153            872
     Shares Redeemed                    (1,102)          (651)        (6,336)        (5,038)        (4,822)        (4,144)
                                   -----------    -----------    -----------    -----------    -----------    -----------
Total Class A Transactions                (207)           719         (2,079)          (546)        (1,557)        (1,662)
                                   ===========    ===========    ===========    ===========    ===========    ===========
   Class D:
     Shares Issued                          --             --             --             --             --             --
     Shares Issued in Lieu of
       Cash Distributions                   --             --             --             --             --             --
     Shares Redeemed                        --             --             --             --             --             --
                                   -----------    -----------    -----------    -----------    -----------    -----------
     Total Class D Transactions             --             --             --             --             --             --
                                   ===========    ===========    ===========    ===========    ===========    ===========


                                       --------------------------    --------------------------    --------------------------
                                                                             Core Fixed                    High Yield
                                                Balanced                       Income                         Bond
                                       --------------------------    --------------------------    --------------------------
                                         10/1/98-       10/1/97-       10/1/98-        10/1/97-       10/1/98-       10/1/97-
                                         9/30/99        9/30/98        9/30/99         9/30/98        9/30/99        9/30/98
                                       -----------    -----------    -----------    -----------    -----------    -----------
Operations:
   Net Investment Income/(Loss)        $     1,424    $     1,507    $   103,984    $    70,603    $    39,761    $    24,014
   Net Realized Gain (Loss) from
     Investment Transactions
     and Futures Contracts                   4,743          7,888        (32,847)        29,954         (1,682)         3,851
   Net Change in Unrealized
     Appreciation/(Depreciation)
     of Investments                          3,412         (2,971)       (89,226)        35,382        (26,407)       (25,378)
                                       -----------    -----------    -----------    -----------    -----------    -----------
   Net increase/(Decrease) in
     Net Assets from Operations              9,579          6,424        (18,089)       135,939         11,672          2,487
                                       -----------    -----------    -----------    -----------    -----------    -----------
Distributions to Shareholders:
   Net Investment Income:
     Class A                                (1,553)        (1,595)      (103,767)       (70,603)       (39,761)       (24,014)
     Class D                                    --             --             --             --             --             --
   Net Realized Gains:
     Class A                                (7,596)        (6,148)       (32,584)        (1,847)        (1,963)        (1,688)
     Class D                                    --             --             --             --             --             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
     Total Distributions                    (9,149)        (7,743)      (136,351)       (72,450)       (41,724)       (25,702)
                                       -----------    -----------    -----------    -----------    -----------    -----------
Capital Share Transactions:
   Class A:
     Shares Issued                          15,963         17,427      1,496,575        832,979        277,641        194,775
     Reinvestment of Cash
       Distributions                         7,799          7,317        117,984         56,940         40,166         24,467
     Shares Redeemed                       (25,961)       (18,364)      (576,951)      (551,458)       (95,474)      (117,547)
                                       -----------    -----------    -----------    -----------    -----------    -----------
     Increase/(Decrease) in Net
       Assets Derived from
       Class A Transactions                 (2,199)         6,380      1,037,608        338,461        222,333        101,695
                                       -----------    -----------    -----------    -----------    -----------    -----------
   Class D:
     Shares Issued                              --             --             --             --             --             --
     Reinvestment of Cash
       Distributions                            --             --             --             --             --             --
     Shares Redeemed                            --             --             --             --             --             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
     Increase/(Decrease) in
       Net Assets Derived from
       Class D Transactions                     --             --             --             --             --             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
     Increase/(Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions                         (2,199)         6,380      1,037,608        338,461        222,333        101,695
                                       -----------    -----------    -----------    -----------    -----------    -----------
     Net Increase/(Decrease)
       in Net Assets                        (1,769)         5,061        883,168        401,950        192,281         78,480
                                       -----------    -----------    -----------    -----------    -----------    -----------
Net Assets:
Beginning of Period                         56,256         51,195      1,465,285      1,063,335        314,937        236,457
                                       -----------    -----------    -----------    -----------    -----------    -----------
End of Period                          $    54,487    $    56,256    $ 2,348,453    $ 1,465,285    $   507,218    $   314,937
                                       ===========    ===========    ===========    ===========    ===========    ===========
Shares Issued and Redeemed:
   Class A:
     Shares Issued                           1,482          1,432        144,349         78,521         26,304         16,862
     Shares Issued in Lieu of
       Cash Distributions                      629            571         11,370          5,361          3,807          2,121
     Shares Redeemed                        (2,018)        (1,373)       (55,637)       (51,924)        (9,051)       (10,131)
                                       -----------    -----------    -----------    -----------    -----------    -----------
Total Class A Transactions                      93            630        100,082         31,958         21,060          8,852
                                       ===========    ===========    ===========    ===========    ===========    ===========
   Class D:
     Shares Issued                              --             --             --             --             --             --
     Shares Issued in Lieu of
       Cash Distributions                       --             --             --             --             --             --
     Shares Redeemed                            --             --             --             --             --             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
     Total Class D Transactions                 --             --             --             --             --             --
                                       ===========    ===========    ===========    ===========    ===========    ===========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- For the periods ended September 30.

For a Share Outstanding Throughout the Period

                                                                                                                    Ratio
                                                                                                                    of Net
                                                                                                                   Invest-
                                                                                                 Ratio     Ratio     ment
                                                                                                 of Net    of Ex-  Income
                               Net                                                              Invest-    penses   (Loss)
                            Realized   Divi-                                            Ratio     ment       to       to
                             and Un-  dends    Distri-                                  of Ex-   Income   Average  Average
                     Net    realized   from    butions     Net                          penses   (Loss)      Net      Net    Port-
         Net Asset  Invest-  Gains/     Net     from      Asset                           to       to      Assets   Assets   folio
          Value,     ment   (Losses)  Invest- Realized   Value,           Net Assets    Average  Average    (Ex-     (Ex-    Turn-
         Beginning  Income   on Se-    ment   Capital    End of   Total     End of        Net      Net    cluding  cluding   over
         of Period  (Loss)  curities  Income   Gains     Period  Return  Period (000)   Assets   Assets   Waivers) Waivers)  Rate
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------------
  Class A
  1999      $17.31  $ 0.24   $ 2.67   $(0.24)  $(1.01)   $18.97   17.13%  $2,452,540     0.85%    1.26%     0.85%    1.26%    49%
  1998       19.37    0.25    (0.42)   (0.26)   (1.63)    17.31   (1.40)   1,410,903     0.85     1.42      0.85     1.42     79
  1997       14.78    0.28     5.77    (0.29)   (1.17)    19.37   44.12      866,826     0.85     1.74      0.85     1.74     67
  1996       13.00    0.32     2.01    (0.26)   (0.29)    14.78   18.33      515,011     0.83     2.31      0.83     2.31     75
  1995       10.71    0.33     2.44    (0.33)   (0.15)    13.00   26.83      331,692     0.76     2.92      0.82     2.86     99
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
  Class A
  1999      $21.01  $(0.05)  $ 7.92   $   --   $(0.30)   $28.58   37.74%  $2,626,807     0.85%   (0.24)%    0.90%   (0.29)%   45%
  1998       20.40    0.03     1.62    (0.04)   (1.00)    21.01    8.35    1,379,199     0.85     0.11      0.90     0.06     80
  1997       15.03    0.03     6.33    (0.05)   (0.94)    20.40   44.35      800,479     0.85     0.22      0.90     0.17     73
  1996       12.75    0.07     2.51    (0.08)   (0.22)    15.03   20.59      482,079     0.82     0.50      0.87     0.45     90
  1995(4)    10.00    0.11     2.72    (0.08)      --     12.75   37.90      297,377     0.85     1.15      0.89     1.11     44
----------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Large Cap Fund
----------------------------------------------------------------------------------------------------------------------------------
  Class A
  1999      $ 9.61  $ 0.08   $ 3.04   $(0.08)  $   --    $12.65   32.60%  $  710,136     0.85%    0.71%     0.90%    0.66%    21%
  1998(7)    10.00    0.04    (0.42)   (0.01)      --      9.61   (3.82)     170,097     0.85     1.18      0.90     1.13     12
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund
----------------------------------------------------------------------------------------------------------------------------------
  Class A
  1999      $13.67  $ 0.05   $ 0.57   $(0.05)  $(0.18)   $14.06    4.47%  $  572,125     1.10%    0.38%     1.10%    0.38%   130%
  1998       17.85    0.05    (2.22)   (0.04)   (1.97)    13.67  (13.68)     430,010     1.10     0.34      1.10     0.34     77
  1997       13.17    0.05     5.74    (0.05)   (1.06)    17.85   47.16      323,337     1.11     0.37      1.11     0.37     98
  1996       12.19    0.02     1.27    (0.01)   (0.30)    13.17   10.86      163,177     1.11     0.15      1.11     0.15    121
  1995(5)    10.00    0.03     2.19    (0.03)      --     12.19   29.38      102,975     1.10     0.26      1.12     0.24     64
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
  Class A
  1999      $13.68  $(0.12)  $ 7.62   $   --   $(0.06)   $21.12   55.00%  $  931,024     1.10%   (0.72)%    1.10%   (0.72)%  141%
  1998       19.32   (0.08)   (4.92)      --    (0.64)    13.68  (26.53)     536,393     1.10    (0.56)     1.10    (0.56)   128
  1997       20.51    0.02     2.64       --    (3.85)    19.32   17.23      561,414     1.10    (0.60)     1.10    (0.60)   107
  1996       19.88   (0.08)    4.37       --    (3.66)    20.51   26.56      380,525     1.10    (0.63)     1.11    (0.64)   167
  1995       14.04   (0.14)    5.98       --       --     19.88   41.65      310,238     1.10    (0.60)     1.13    (0.63)   113
  Class D
  1999      $13.40  $(0.26)  $ 7.55   $   --   $(0.06)   $20.63   54.58%  $    2,414     1.42%   (1.04)%    1.47%   (1.09)%  141%
  1998       18.99   (0.14)   (4.81)      --    (0.64)    13.40  (26.74)*      1,951     1.46    (0.92)     1.46    (0.92)   128
  1997       20.29   (0.11)    2.66       --    (3.85)    18.99   16.80*       2,202     1.46    (0.95)     1.46    (0.95)   107
  1996       19.78   (0.07)    4.24       --    (3.66)    20.29   26.01*       1,826     1.49    (1.02)     1.49    (1.02)   167
  1995       13.99   (0.09)    5.88       --       --     19.78   41.44*         786     1.50    (1.03)     1.55    (1.08)   113



  Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


                                                                                                                    Ratio
                                                                                                                    of Net
                                                                                                           Ratio    Invest-
                                                                                                 Ratio       of      ment
                               Net                                                               of Net   Expenses  Income
                            Realized   Divi-                                             Ratio   Invest-     to       to
                             and Un-  dends    Distri-                                    of      ment    Average  Average
                            realized   from    butions     Net                         Expenses  Income      Net      Net    Port-
         Net Asset   Net     Gains      Net     from      Asset                           to       to      Assets   Assets   folio
          Value,    Invest- (Losses)  Invest- Realized   Value,           Net Assets    Average  Average    (Ex-     (Ex-    Turn-
         Beginning   ment    on Se-    ment   Capital    End of   Total     End of        Net      Net    cluding  cluding   over
         of Period  Income  curities  Income   Gains     Period  Return  Period (000)   Assets   Assets   Waivers) Waivers)  Rate
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund
----------------------------------------------------------------------------------------------------------------------------------
  Class A
  1999      $14.00  $ 0.07   $ 2.21   $(0.07)  $(1.02)   $15.19   16.53%  $ 34,995       1.00%    0.40%     1.00%    0.40%   139%
  1998       19.56    0.13    (2.67)   (0.15)   (2.87)    14.00  (15.41)    35,160       1.00     0.93      1.00     0.93    106
  1997       14.96    0.13     5.86    (0.14)   (1.25)    19.56   43.13     35,047       0.93     0.79      0.94     0.78     92
  1996       13.04    0.18     1.89    (0.15)      --     14.96   16.03     24,954       0.77     1.28      0.88     1.17    101
  1995       10.89    0.01     2.14       --       --     13.04   19.78     27,898       0.94     0.04      1.09    (0.11)   108
----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund
----------------------------------------------------------------------------------------------------------------------------------
  Class A
  1999      $14.01  $ 0.07   $ 2.92   $(0.09)  $(3.68)   $13.23   23.13%  $ 84,597       0.84%    0.47%     0.91%    0.41%   147%
  1998       18.20    0.16     0.92    (0.16)   (5.11)    14.01    7.08    118,741       0.84     1.03      0.89     0.98    238
  1997       18.14    0.21     4.65    (0.22)   (4.58)    18.20   34.02    164,238       0.84     1.20      0.89     1.15    178
  1996       16.70    0.20     3.18    (0.17)   (1.77)    18.14   22.14    236,581       0.84     1.20      0.86     1.18    153
  1995       15.18    0.22     2.42    (0.23)   (0.89)    16.70   19.03    310,693       0.84     1.39      0.89     1.34    107
----------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund
----------------------------------------------------------------------------------------------------------------------------------
  Class A
  1999      $14.61  $ 0.24   $ 1.87   $(0.24)  $(3.89)   $12.59   15.35%  $ 80,835       0.85%    1.66%     0.91%    1.60%    75%
  1998       18.02    0.41    (0.09)   (0.38)   (3.35)    14.61    1.51    116,576       0.85     1.85      0.90     1.80     66
  1997       16.40    0.39     4.33    (0.42)   (2.68)    18.02   33.46    173,766       0.85     2.38      0.90     2.33     40
  1996       16.07    0.49     2.20    (0.41)   (1.95)    16.40   18.17    202,823       0.83     3.00      0.86     2.97     43
  1995       14.06    0.55     2.48    (0.55)   (0.47)    16.07   23.00    250,609       0.82     3.72      0.88     3.66     47
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund
----------------------------------------------------------------------------------------------------------------------------------
  Class A
  1999      $13.17  $ 0.31   $ 1.10   $(0.34)  $(1.75)   $12.49   11.22%  $ 54,487       0.75%    2.39%     0.75%    2.39%   188%
  1998       14.06    0.41     0.80    (0.40)   (1.70)    13.17    9.49     56,256       0.75     2.90      0.80     2.85    183
  1997       13.94    0.41     2.27    (0.42)   (2.14)    14.06   22.38     51,195       0.75     3.15      0.81     3.09    197
  1996       12.76    0.42     1.44    (0.34)   (0.34)    13.94   15.01     57,915       0.75     2.98      0.84     2.89    143
  1995       11.52    0.34     1.34    (0.34)   (0.10)    12.76   15.05     70,464       0.75     2.92      0.90     2.77    159

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- For the periods ended September 30.

For a Share Outstanding throughout the Period



                                                                                                                    Ratio
                                                                                                                    of Net
                                                                                                            Ratio   Invest-
                                                                                                 Ratio       of      ment
                               Net                                                               of Net   Expenses  Income
                            Realized   Divi-                                             Ratio   Invest-     to       to
                             and Un-  dends    Distri-                                    of      ment    Average  Average
                            realized   from    butions     Net                         Expenses  Income      Net      Net    Port-
         Net Asset   Net      Gains     Net     from      Asset                           to       to      Assets   Assets   folio
          Value,    Invest- (Losses)  Invest- Realized   Value,           Net Assets    Average  Average    (Ex-     (Ex-    Turn-
         Beginning   ment    on Se-    ment   Capital    End of   Total     End of        Net      Net    cluding  cluding   over
         of Period  Income  curities  Income   Gains     Period  Return  Period (000)   Assets   Assets   Waivers) Waivers)  Rate
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Core Fixed Income Fund
----------------------------------------------------------------------------------------------------------------------------------
  Class A
  1999      $10.92  $ 0.56  $(0.66)   $(0.56)  $(0.23)   $10.03   (0.96)% $2,348,453     0.60%    5.47%     0.60%    5.47%   334%
  1998       10.40    0.61    0.54     (0.61)   (0.02)    10.92   11.42    1,465,285     0.60     5.77      0.60     5.77    344
  1997       10.23    0.63    0.33     (0.63)   (0.16)    10.40    9.80    1,063,335     0.60     6.17      0.61     6.16    216
  1996       10.46    0.64   (0.18)    (0.69)      --     10.23    4.51      655,300     0.57     6.24      0.64     6.17    311
  1995        9.65    0.65    0.82     (0.66)      --     10.46   15.87      419,959     0.55     6.60      0.68     6.47    294
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
  Class A
  1999      $10.81  $ 1.02  $(0.64)   $(1.02)  $(0.06)   $10.11    3.51%  $  507,218     0.85%    9.62%     0.89%    9.58%    17%
  1998       11.66    1.04   (0.75)    (1.04)   (0.10)    10.81    2.25      314,937     0.85     8.94      0.89     8.90     56
  1997       11.14    1.04    0.57     (1.04)   (0.05)    11.66   15.30      236,457     0.86     9.33      0.91     9.28     68
  1996       10.64    0.94    0.62     (1.03)   (0.03)    11.14   15.46      107,545     0.87     9.01      0.94     8.94     55
  1995(6)    10.00    0.67    0.55     (0.58)      --     10.64   17.72       23,724     0.67    10.02      0.86     9.83     56

(1) Mid-Cap Class A shares were offered beginning February 16, 1993. All ratios including total return for that period have been annualized.
(2) Small Cap Growth Class A shares were offered beginning April 20, 1992. All ratios including total return for that period have been annualized.
(3) Small Cap Growth Class D shares were offered May 2, 1994. All ratios including total return for that period have been annualized.
(4) Large Cap Growth shares were offered beginning December 20, 1994. All ratios including total return for that period have been annualized.
(5) Small Cap Value shares were offered beginning December 20, 1994. All ratios including total return for that period have been annualized.
(6) High Yield Bond shares were offered beginning January 11, 1995. All ratios including total return for that period have been annualized.
(7) Tax Managed Large Cap Class A shares were offered beginning March 4, 1998. All ratios have been annualized.
*  Sales load is not reflected in total return.

   Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

1. Organization

     SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with eleven diversified Funds (the "Funds"): Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, and High Yield Bond. The Trust is registered to offer Class A shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, and High Yield Bond Funds and Class D shares of the Small Cap Growth Fund. The Funds' prospectus provides a description of each Funds' investment objective, policies, and strategies.

2. Significant Accounting Policies

     The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.
     Security Valuation -- Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.
     Federal Income Taxes--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.
     Net Asset Value Per Share--Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.
     Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     Compensating Balances--Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with First Union, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with First Union on the following day.
     Discount and Premium Amortization--Amortization and accretion is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     Expenses--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the funds on the basis of relative net assets.
     Classes--Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     Futures Contracts--The Large Cap Growth, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Capital Appreciation and

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999

Equity Income Funds utilized S&P 500 Index futures contracts and the Core Fixed Income Fund utilized U.S. Long T-Bond and five and ten year note futures contracts during the period ended September 30, 1999. The Funds' investment in S&P 500 Index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.
     Option Selling/Purchasing -- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.
     TBA and Other Purchase Commitments -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.
     Structured Notes and Indexed Notes--The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly or inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices or instruments to which they refer, but any loss is limited to the amount of the original investment.
     Restricted Securities--Certain of the Fund's investments are restricted as to resale. The table below shows the number of shares held, the acquisition date, cost, market value as of September 30, 1999, value per share of such securities and percentage of net assets which the securities comprise:

                                Number   Acquisition
                              of Shares      Date           Cost
                             ----------  -----------    -----------
Core Fixed Income Fund
Fairbanks Capital Mortgage
   Series 1991-1A            12,017,130   06/28/1999    $12,017,130
Enterprise Mortgage
   Acceptance Series 1991-A  61,030,000   03/31/1999      4,190,563
FFCA Secured Lending
   Series 1997-1             22,331,804   03/17/1999      1,032,846
FFCA Secured Lending
   Series 1999-1A            24,900,000   04/22/1999      2,006,063

                           Market Value    Value per    Percentage of
                            at 09/30/99      Share       Net Assets
                           ------------    ---------    -------------
Core Fixed Income Fund
Fairbanks Capital Mortgage
   Series 1991-1A           $11,987,686      $1.00           0.01
Enterprise Mortgage
   Acceptance Series 1991-A   3,966,950       0.07           0.00
FFCA Secured Lending
   Series 1997-1                959,970       0.04           0.00
FFCA Secured Lending
   Series 1999-1A             1,999,781       0.08           0.00

--------------------------------------------------------------------------------


                              Number      Acquisition
                            of Shares        Date           Cost
                            ----------    -----------      -------
High Yield Bond Fund
Diva Systems                   8,271      02/02/1999       $    --
Metronet                         500      02/11/1998         9,657
Petersburg Long Distance      90,000      05/28/1999        90,000


                           Market Value    Value per    Percentage of
                            at 09/30/99      Share       Net Assets
                           ------------    ---------    -------------
High Yield Bond Fund
Diva Systems                  $   83         $0.01           0.00
Metronet                       4,125          8.25           0.00
Petersburg Long Distance      38,250          0.43           0.00


     Distributions -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.
     The Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, and Small Cap Growth Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
     Other--Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.
     The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

3. Management, Investment Advisory, and Distribution Agreements

     The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated January 22, 1987. Under this Agreement, the Manager provides management, administrative, and shareholder servicing for an annual fee of .35% of the average daily net assets of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, and High Yield Bond Funds; and .28% of the average daily net assets of the Core Fixed Income Fund. The Manager has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the Large Cap Value Fund's average daily net assets, at an annual rate of .40% of the Large Cap Growth, Tax Managed Large Cap, Mid-Cap, Capital Appreciation, Equity Income and Balanced Funds' average daily net assets, at an annual rate of .65% of the Small Cap Value and Small Cap Growth Funds' average daily net assets, at an annual rate of .275% of the Core Fixed Income Fund's average daily net assets and .4875% of the High Yield Bond Fund's average daily net assets. The adviser has voluntarily agreed to waive a portion of its fee in an amount equal to .05% of the average daily net assets of the Large Cap Growth, Tax Managed Large Cap, Capital Appreciation, Equity Income, and Balanced Funds.
     Mellon Equity Associates, LLC, LSV Asset Management and Sanford C. Bernstein & Co., Inc. each serve as an investment sub-adviser to a portion of the assets of the Large Cap Value Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated December 16, 1994, March 31, 1995 and December 15, 1997, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Alliance Capital Management L.P., Provident Investment Counsel, Inc., and Trust Company of the West each serve as an investment sub-adviser to a portion of the assets of the Large Cap Growth Fund and are party to investment sub-advisory

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999



agreements with the Trust and SIMC dated December 16, 1994, May 1, 1996 and September 18, 1998, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Alliance Capital Management L.P., Mellon Equity Associates, LLC and Sanford
C. Bernstein & Co. each serve as an investment sub-adviser to a portion of the assets of the Tax-Managed Large Cap Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated February 23, 1998. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     LSV Asset Management L.P., Boston Partners Asset Management, L.P., Mellon Equity Associates, LLC, and Artisan Partners, LP each serve as an investment sub-adviser to a portion of the assets of the Small Cap Value Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated May 30, 1997, December 18, 1994, November 13, 1995, September 21, 1998 and April 1, 1999, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Nicholas-Applegate Capital Management, Inc., Wall Street Associates, Furman Selz Capital Management, LLC, Robertson Stephens Investment Management, and Sawgrass Asset Management, LLC, each serve as an investment sub-adviser to a portion of the assets of the Small Cap Growth Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated August 11, 1995, August 11, 1995, August 11, 1995, March 24, 1998, and April 4, 1999, respectively.
Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Martingale Asset Management, L.P. serves as investment sub-adviser to the Mid-Cap Fund and is party to an investment sub-advisory agreement with the Trust and SIMC dated August 14, 1995. Under the investment sub-advisory agreement, Martingale Asset Management, L.P. receives an annual fee, paid by SIMC.
     HighMark Capital Management, Inc. (formerly Pacific Alliance Capital Management) serves as investment sub-adviser to the Equity Income Fund and is party to an investment sub-advisory agreement with the Trust and SIMC dated April 1, 1996. Under the investment sub-advisory agreement, HighMark Capital Management receives an annual fee, paid by SIMC.
     STI Capital Management, N.A. ("STI") serves as investment sub-adviser to the Capital Appreciation and Balanced Funds and is party to an investment sub-advisory agreement with the Trust and SIMC dated July 10, 1995. Under the investment sub-advisory agreement, STI receives an annual fee for each Fund, paid by SIMC.
     Western Asset Management Company, BlackRock Financial Management, Inc., and Firstar Investment Research & Management Company each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated November 13, 1995, January 2, 1996, and November 13, 1995, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Credit Suisse Asset Management (formerly BEA Associates) serves as investment sub-adviser to the High Yield Bond Fund and is a party to an investment sub-advisory agreement with the Trust and SIMC dated August 11, 1995. Under the investment sub-advisory agreement, BEA Associates receives an annual fee, paid by SIMC.
     SEI Investments Distribution Company. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A shares (the "Class A Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares will be paid to the Distributor.
     The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .30% of the average daily net assets attributable to the Class D shares will be paid to the Distributor. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.
     The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC").

Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

4. Transactions with Affiliates

     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

     Each of the Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Aggregate commissions paid by the Trust for repurchase agreements placed during the period ended September 30, 1999 were $197,206.

5. Investment Transactions

     The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments during the period ended September 30, 1999 were as follows:


                                      Purchases
                                      ---------
                       U.S. Gov't.      Other         Total
                          (000)         (000)         (000)
                       ----------    ----------    ----------
Large Cap Value        $       --    $1,832,579    $1,832,579
Large Cap Growth               --     1,624,029     1,624,029
Tax-Managed Large Cap          --       547,673       547,673
Small Cap Value                --       755,370       755,370
Small Cap Growth               --     1,051,068     1,051,068
Mid-Cap                        --        51,128        51,128
Capital Appreciation           --       155,831       155,831
Equity Income                  --        71,281        71,281
Balanced                   37,332        66,897       104,229
Core Fixed Income       6,363,061       597,919     6,960,980
High Yield Bond                --       267,150       267,150

                                        Sales
                                      ---------
                       U.S. Gov't.      Other         Total
                          (000)         (000)         (000)
                       ----------    ----------    ----------
Large Cap Value        $       --      $976,074     $ 976,074
Large Cap Growth               --       931,639       931,639
Tax-Managed Large Cap          --        83,786        83,786
Small Cap Value                --       618,477       618,477
Small Cap Growth               --       990,229       990,229
Mid-Cap                        --        55,607        55,607
Capital Appreciation           --       207,299       207,299
Equity Income                  --       117,299       117,299
Balanced                   45,639        64,614       110,253
Core Fixed Income       5,671,033       276,574     5,947,607
High Yield Bond                --        67,899        67,899

     At September 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments at September 30, 1999 is as follows:

                                                     Net
                                                  Unrealized
                    Appreciated  Depreciated     Appreciation
                    Securities    Securities     Depreciation
                       (000)         (000)          (000)
                    -----------  -----------     ------------
Large Cap Value      $268,946    $ (180,316)       $ 88,630
Large Cap Growth      770,555       (55,660)        714,895
Tax-Managed
  Large Cap            75,677       (41,538)         34,139
Small Cap Value        46,434       (44,610)          1,824
Small Cap Growth      222,951       (39,491)        183,460
Mid-Cap                 4,281        (3,788)            493
Capital Appreciation   24,445        (6,167)         18,278
Equity Income          16,661        (4,131)         12,530
Balanced                9,298        (2,819)          6,479
Core Fixed Income       9,906       (46,603)        (36,697)
High Yield Bond         6,823       (45,117)        (38,294)

6. Futures Contracts

     The following Funds had futures contracts open as of September 30, 1999:

                                                     Unrealized
 Contract    Number of     Trade       Settlement    Gain/(Loss)
Description  Contracts     Price         Month         (000)
-----------  ---------    --------    -------------  -----------
Large Cap Growth

S&P 500          25       1,283.00    December 1999   $  95
S&P 500          25       1,284.00    December 1999      88
S&P 500          20       1,359.45    December 1999    (306)
S&P 500          18       1,325.50    December 1999    (123)
S&P 500          15       1,354.00    December 1999    (209)
S&P 500          14       1,352.50    December 1999    (190)
S&P 500          12       1,339.50    December 1999    (124)
S&P 500          12       1,291.00    December 1999      21
S&P 500           9       1,334.80    December 1999     (82)
S&P 500           8       1,288.00    December 1999      20
S&P 500           6       1,304.00    December 1999      (9)
S&P 500           5       1,360.30    December 1999     (78)
S&P 500           5       1,291.30    December 1999       9
S&P 500           3       1,291.40    December 1999       5
                                                      -----
                                                      $(883)
                                                      =====

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999


                                                     Unrealized
 Contract    Number of     Trade       Settlement    Gain/(Loss)
Description  Contracts     Price         Month         (000)
-----------  ---------    --------    -------------  -----------
Large Cap Value

S&P 500          26       1,360.25    December 1999      $(404)
S&P 500          17       1,283.50    December 1999         62
S&P 500          16       1,354.00    December 1999       (222)
S&P 500          16       1,352.50    December 1999       (217)
S&P 500          13       1,340.00    December 1999       (136)
S&P 500          13       1,291.00    December 1999         23
S&P 500          11       1,292.50    December 1999         15
S&P 500           9       1,318.30    December 1999        (45)
S&P 500           8       1,288.00    December 1999         20
S&P 500           7       1,334.80    December 1999        (64)
S&P 500           4       1,304.00    December 1999         (6)
                                                         -----
                                                         $(974)
                                                         =====


Tax-Managed Large Cap

S&P 500          12       1,340.00    December 1999      $(126)
S&P 500           9       1,335.00    December 1999        (83)
S&P 500           9       1,291.00    December 1999         16
S&P 500           7       1,283.50    December 1999         26
S&P 500           6       1,304.00    December 1999         (9)
S&P 500           5       1,352.50    December 1999        (68)
S&P 500           5       1,318.30    December 1999        (25)
S&P 500           5       1,292.30    December 1999          7
S&P 500           5       1,284.00    December 1999         18
S&P 500           4       1,285.50    December 1999         13
S&P 500           4       1,288.00    December 1999         10
S&P 500           2       1,292.50    December 1999          3
                                                         -----
                                                         $(218)
                                                         =====

Small Cap Value

RUSSELL 2000     37         438.60    December 1999      $(169)
S&P 500           7       1,360.25    December 1999       (109)
S&P 500           6       1,325.50    December 1999        (41)
S&P 500           2       1,291.00    December 1999          4
S&P 500           2       1,292.50    December 1999          3
S&P 500           1       1,359.45    December 1999        (15)
S&P 500           1       1,354.00    December 1999        (14)
S&P 500           1       1,304.00    December 1999         (2)
                                                         -----
                                                         $(343)
                                                         =====

Small Cap Growth

RUSSELL 2000     53         438.60    December 1999      $(242)
RUSSELL 2000      1         441.00    December 1999         (6)
RUSSELL 2000      1         435.80    December 1999         (3)
RUSSELL 2000      1         422.50    December 1999          4
S&P 500          19       1,325.50    December 1999       (130)
S&P 500          15       1,291.50    December 1999         25
S&P 500           2       1,291.40    December 1999          3
                                                         -----
                                                         $(349)
                                                         =====




                                                       Unrealized
 Contract      Number of     Trade       Settlement    Gain/(Loss)
Description    Contracts     Price         Month         (000)
-----------    ---------    --------    -------------  -----------
Equity Income

S&P 500              16     1,360.25    December 1999      $(248)
S&P 500               1     1,354.00    December 1999        (14)
                                                           -----
                                                           $(262)
                                                           =====


Core Fixed Income

U.S. 5 Year Note     (1)      109.92    December 1999      $   0
U.S. 5 Year Note     (6)      109.67    December 1999         (3)
U.S. 5 Year Note     (7)      110.02    December 1999         (1)
U.S. 5 Year Note     (8)      108.18    December 1999         (2)
U.S. 5 Year Note     (9)      109.13    December 1999         (9)
U.S. 5 Year Note     (9)      109.77    December 1999         (3)
U.S. 5 Year Note    (10)      109.51    December 1999         (6)
U.S. 5 Year Note    (13)      108.05    December 1999         (5)
U.S. 5 Year Note    (17)      108.58    December 1999          2
U.S. 5 Year Note    (21)      108.27    December 1999         (4)
U.S. 5 Year Note    (22)      108.11    December 1999         (8)
U.S. 5 Year Note    (37)      108.23    December 1999         (9)
U.S. 5 Year Note    (41)      108.32    December 1999         (6)
U.S. 5 Year Note    (41)      108.27    December 1999         (9)
U.S. 5 Year Note    (46)      108.01    December 1999        (21)
U.S. 5 Year Note    (48)      108.50    December 1999          1
U.S. 5 Year Note    (67)      108.78    December 1999         20
U.S. 5 Year Note   (114)      108.03    December 1999        (51)
U.S. 5 Year Note   (142)      108.39    December 1999        (12)
U.S. 5 Year Note   (161)      107.84    December 1999       (102)

U.S. 10 Year Note    36       109.17    December 1999         34
U.S. 10 Year Note    35       110.07    December 1999          2
U.S. 10 Year Note    11       109.18    December 1999         10
U.S. 10 Year Note    (8)      109.20    December 1999         (7)
U.S. 10 Year Note   (22)      110.35    December 1999          5

U.S. 30 Year T Bond  63       113.99    December 1999         (3)
U.S. 30 Year T Bond  43       113.56    December 1999         16
U.S. 30 Year T Bond  34       113.48    December 1999         15
U.S. 30 Year T Bond  28       113.66    December 1999          7
U.S. 30 Year T Bond   6       113.03    December 1999          5
U.S. 30 Year T Bond  22        99.47    March 2000          (114)
U.S. 30 Year T Bond   6        93.75    March 2000             3
U.S. 30 Year T Bond   6        96.06    March 2000           (11)
U.S. 30 Year T Bond   4        93.94    March 2000             1
U.S. 30 Year T Bond   4        93.96    March 2000             1
U.S. 30 Year T Bond   3        95.13    March 2000            (3)
U.S. 30 Year T Bond   3        95.69    March 2000            (4)
U.S. 30 Year T Bond   2        94.00    March 2000             1
                                                           -----
                                                           $(270)
                                                           =====

--------------------------------------------------------------------------------

7. Written Options Transactions

     Written option transactions entered into during the year ending September 30, 1999 are summarized as follows:

                                Core Fixed Income
                           ----------------------------
                                                Premium
                           # of Contracts        (000)
                           --------------       -------
Balance at the beginning
   of period                        663         $   319
Written                       6,091,872           7,965
Expired                      (6,083,917)         (1,705)
Exercised                            --              --
Closing Buys                     (7,753)         (5,804)
                             ----------         -------
Balanced at end of period           865         $   775
                             ==========         =======


At September 30, 1999 the Core Fixed Income Fund had sufficient cash and/or securities at least equal to the value of written options.

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- September 30, 1999  (Unaudited)


For shareholders that do not have a September 30, 1999 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 1999 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended September 30, 1999 the funds of the SEI Institutional Managed Trust are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                             (A)              (B)
                          Long Term        Ordinary
                        Capital Gains       Income            Total             (C)
                        Distributions    Distributions    Distributions     Qualifying
Fund                     (Tax Basis)      (Tax Basis)      (Tax Basis)     Dividends (1)
----                    -------------    -------------    -------------    -------------
Large Cap Value              61%              39%             100%              48%
Large Cap Growth             98%              2%              100%              88%
Tax-Managed Large Cap        13%              87%             100%              92%
Small Cap Value              68%              32%             100%              63%
Small Cap Growth             27%              73%             100%              1%
Mid-Cap                      94%              6%              100%              88%
Capital Appreciation         59%              41%             100%              5%
Equity Income                89%              11%             100%              45%
Balanced                     57%              43%             100%              6%
Core Fixed Income            4%               96%             100%              0%
High Yield Bond              2%               98%             100%              0%



(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

* Items (A) and (B) are based on the percentage of each fund's total distribution.

** Item (C) is based on the percentage of ordinary income distributions of each fund.

-----------------
SEI INSTITUTIONAL
MANAGED TRUST
-----------------
ANNUAL REPORT
-----------------
September 30, 1999

Robert A. Nesher
Chairman

Trustees

William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.

Officers

Edward D. Loughlin
President and Chief Executive Officer

Lydia Gavalis
Vice President, Assistant Secretary

Cynthia M. Parrish
Vice President, Assistant Secretary

Todd Cipperman
Vice President, Assistant Secretary

Kathy Heilig
Vice President, Assistant Secretary

Lynda Striegel
Vice President, Assistant Secretary

James Foggo
Vice President, Assistant Secretary

Kevin P. Robins
Vice President, Assistant Secretary

Mark Nagle
Controller and Chief Financial Officer

Richard W. Grant
Secretary

Investment Adviser

Equity & Balanced Funds
SEI Investments Management Corporation

Fixed Income Funds
SEI Investments Management Corporation

Manager and Shareholder Servicing Agent
SEI Investments Fund Management

Distributor
SEI Investments Distribution Co.

Legal Counsel
Morgan, Lewis & Bockius LLP

Independent Accountants
PricewaterhouseCoopers LLP



This annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call
1[BULLET]800[BULLET]DIAL[BULLET]SEI / 1[BULLET]800[BULLET]342[BULLET]5734

SEI Investments
    Distribution
    Co. [LOGO OMITTED]
Oaks, PA 19456
800-DIAL-SEI/800-342-5734




SEI-F-087-07